UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21587

                            Old Mutual Advisor Funds
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:

     CARL FRISCHLING, ESQ.            and to        ANDRA OZOLS, ESQ.
Kramer Levin Naftalis & Frankel LLP               Old Mutual Capital Inc.
       919 Third Avenue                      4643 South Ulster Street, Suite 600
    New York, New York 10022                        Denver, CO 80237
         (212) 715-9100                              (720) 200-7725



Registrant's telephone number, including area code: (303) 770-1733

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

Item 1.   Schedule of Investments
SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 24.0%
    BASIC MATERIALS -- 1.0%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                               1,900  $        40
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.3%
      Dow Chemical                           583           27
      Lyondell Chemical                      565           15
      Nova Chemicals                         700           25
                                                  ------------
                                                           67
      CHEMICALS-PLASTICS -- 0.0%
      Spartech                               105            2
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.0%
      Eastman Chemical                        50            3
                                                  ------------
      COAL -- 0.0%
      Peabody Energy                         150           12
                                                  ------------
      FORESTRY -- 0.1%
      Plum Creek Timber                      900           35
                                                  ------------
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals                60            3
      Praxair                                220           11
                                                  ------------
                                                           14
      METAL-COPPER -- 0.1%
      Phelps Dodge                           250           30
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.0%
      Smurfit-Stone Container*               400            4
                                                  ------------
      RUBBER-TIRES -- 0.0%
      Goodyear Tire & Rubber*                425            7
                                                  ------------
      STEEL-PRODUCERS -- 0.2%
      Nucor                                  659           39
                                                  ------------
    Total Basic Materials (Cost $ 236)                    253
                                                  ------------
    CONSUMER CYCLICAL -- 2.2%
      APPAREL MANUFACTURERS -- 0.1%
      Coach*                                 190            6
      Polo Ralph Lauren                      500           25
      VF                                      21            1
                                                  ------------
                                                           32
      ATHLETIC FOOTWEAR -- 0.0%
      Nike, Cl B                              70            6
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Dolby Laboratories, Cl A*              260            4
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
      BorgWarner                             160            9
                                                  ------------
      BROADCAST SERVICES/PROGRAMMING -- 0.0%
      Citadel Broadcasting*                  305            4
      Liberty Global  Ser C*                 202            5
      Liberty Global, Cl A*                  122            3
                                                  ------------
                                                           12

DESCRIPTION                            SHARES      VALUE (000)
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
      DR Horton                            1,042  $        32
      KB Home                                403           27
      Pulte Homes                            350           13
                                                  ------------
                                                           72
      CABLE TV -- 0.1%
      Comcast*                               697           19
                                                  ------------
      CASINO SERVICES -- 0.2%
      Harrah's Entertainment                 450           27
      International Game
      Technology                             110            3
      Scientific Games, Cl A*                390           12
                                                  ------------
                                                           42
      CRUISE LINES -- 0.2%
      Carnival                               940           47
      Royal Caribbean Cruises                251           10
                                                  ------------
                                                           57
      DISTRIBUTION/WHOLESALE -- 0.0%
      CDW                                    105            6
                                                  ------------
      ENTERTAINMENT SOFTWARE -- 0.2%
      Activision*                          3,252           51
      Electronic Arts*                        90            5
                                                  ------------
                                                           56
      GOLF -- 0.0%
      Callaway Golf                          220            3
                                                  ------------
      HOTELS & MOTELS -- 0.1%
      Fairmont Hotels & Resorts              100            3
      Marriott International, Cl A           210           12
      Starwood Hotels & Resorts
         Worldwide                            80            5
                                                  ------------
                                                           20
      LEISURE & RECREATIONAL PRODUCTS -- 0.0%
      Brunswick                              206            8
                                                  ------------
      MULTIMEDIA -- 0.1%
      EW Scripps, Cl A                       200            9
      Walt Disney                            393           10
                                                  ------------
                                                           19
      PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                                215           13
                                                  ------------
      RADIO -- 0.0%
      Westwood One*                          140            3
                                                  ------------
      RETAIL-APPAREL/SHOE -- 0.0%
      Nordstrom                               70            2
      Urban Outfitters*                      270            8
                                                  ------------
                                                           10
      RETAIL-BEDDING -- 0.0%
      Bed Bath & Beyond*                      70            3
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.2%
      Home Depot                             317           13

--------------------------------------------------------------------------------
1                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)

      RETAIL-BUILDING PRODUCTS -- CONTINUED
      Lowe's                                 440  $        27
                                                  ------------
                                                           40
      RETAIL-COMPUTER EQUIPMENT -- 0.0%
      GameStop, Cl A*                        260            9
                                                  ------------
      RETAIL-DISCOUNT -- 0.1%
      Costco Wholesale                        30            1
      Dollar General                         683           13
      Target                                  80            5
                                                  ------------
                                                           19
      RETAIL-DRUG STORE -- 0.1%
      CVS                                    730           18
      Walgreen                               110            5
                                                  ------------
                                                           23
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                110            4
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      JC Penney                              262           13
      Sears Holdings*                         13            2
                                                  ------------
                                                           15
      RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                              175            5
      Staples                                320            7
                                                  ------------
                                                           12
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
      Kohl's*                                270           13
                                                  ------------
      RETAIL-RESTAURANTS -- 0.1%
      Darden Restaurants                     216            7
      PF Chang's China Bistro*               200            9
      Starbucks*                             130            4
                                                  ------------
                                                           20
      TOYS -- 0.1%
      Mattel                               1,197           18
                                                  ------------
    Total Consumer Cyclical (Cost $ 572)                  567
                                                  ------------
    CONSUMER NON-CYCLICAL -- 1.6%
      AGRICULTURAL OPERATIONS -- 0.1%
      Monsanto                               230           14
      Tejon Ranch*                           110            5
                                                  ------------
                                                           19
      BEVERAGES-NON-ALCOHOLIC -- 0.0%
      PepsiCo                                100            6
                                                  ------------
      BREWERY -- 0.1%
      Molson Coors Brewing, Cl B             400           25
                                                  ------------
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
      Fortune Brands                         304           23
                                                  ------------
      COSMETICS & TOILETRIES -- 0.0%
      Procter & Gamble                       120            7
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)

      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          1,050  $        38
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.1%
      Archer-Daniels-Midland               1,343           33
                                                  ------------
      FOOD-MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    1,450           43
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                          811           19
                                                  ------------
      FOOD-RETAIL -- 0.0%
      Albertson's                            100            2
      Whole Foods Market                      40            6
                                                  ------------
                                                            8
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                          95            5
                                                  ------------
      POULTRY -- 0.1%
      Pilgrim's Pride                        700           22
                                                  ------------
      TOBACCO -- 0.6%
      Altria Group                         1,015           76
      Imperial Tobacco ADR                   683           40
      UST                                    731           30
                                                  ------------
                                                          146
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 379)              394
                                                  ------------
    ENERGY -- 2.8%
      COAL -- 0.1%
      Arch Coal                               30            2
      Consol Energy                          550           34
                                                  ------------
                                                           36
      OIL & GAS DRILLING -- 0.5%
      ENSCO International                    160            7
      GlobalSantaFe                           55            3
      Nabors*                                860           59
      Pride International*                 1,325           37
      Rowan                                  130            4
      Todco, Cl A*                            65            3
      Transocean*                            360           21
                                                  ------------
                                                          134
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.3%
      Anadarko Petroleum                     120           11
      Devon Energy                           448           27
      Newfield Exploration*                  550           25
      Noble Energy                            20            1
      Pogo Producing                          50            2
      Southwestern Energy*                   140           10
                                                  ------------
                                                           76
      OIL COMPANIES-INTEGRATED -- 1.3%
      Amerada Hess                           282           35
      BJ Services                            510           18
      BP ADR                                 549           36
      Chevron                                486           28
      ConocoPhillips                       1,380           90
      Exxon Mobil                            681           38
      Marathon Oil                           252           15

--------------------------------------------------------------------------------
2                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)

      OIL COMPANIES-INTEGRATED -- CONTINUED
      Occidental Petroleum                   640  $        51
      Schlumberger                            60            5
      Tidewater                               70            3
      Weatherford International*              40            3
                                                  ------------
                                                          322
      OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
      Cooper Cameron*                        450           33
      National Oilwell Varco*                230           15
                                                  ------------
                                                           48
      OIL REFINING & MARKETING -- 0.1%
      Frontier Oil                           600           22
                                                  ------------
      PIPELINES -- 0.3%
      El Paso                                465            6
      National Fuel Gas                    1,000           30
      Questar                                400           32
      Williams                               195            4
                                                  ------------
                                                           72
                                                  ------------
    Total Energy (Cost $ 622)                             710
                                                  ------------
    FINANCIAL -- 4.8%
      COMMERCIAL BANKS-EASTERN US -- 0.1%
      Commerce Bancorp                       530           16
                                                  ------------
      COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                   1,800           44
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 0.0%
      UCBH Holdings                          230            4
                                                  ------------
      FINANCE-CONSUMER LOANS -- 0.2%
      SLM                                  1,059           59
                                                  ------------
      FINANCE-CREDIT CARD -- 0.3%
      American Express                       135            7
      Capital One Financial                  304           23
      MBNA                                 1,511           39
                                                  ------------
                                                           69
      FINANCE-INVESTMENT BANKER/BROKER -- 0.3%
      Citigroup                              937           43
      Goldman Sachs Group                    200           25
      Merrill Lynch                          157           10
                                                  ------------
                                                           78
      FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
      Countrywide Financial                  617           20
                                                  ------------
      FINANCE-OTHER SERVICES -- 0.0%
      Chicago Mercantile Exchange
         Holdings                             15            5
                                                  ------------
      FINANCIAL GUARANTEE INSURANCE -- 0.1%
      MGIC Investment                        330           20
                                                  ------------
      INSURANCE BROKERS -- 0.1%
      Brown & Brown                          700           38
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.0%
      Federated Investors, Cl B              110            4


DESCRIPTION                            SHARES      VALUE (000)

      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- CONTINUED
      Legg Mason                              90  $         9
                                                  ------------
                                                           13
      LIFE/HEALTH INSURANCE -- 0.5%
      Cigna                                  862          100
      Prudential Financial                   124            9
      UnumProvident                          365            7
                                                  ------------
                                                          116
      MULTI-LINE INSURANCE -- 0.8%
      ACE                                     34            2
      Allmerica Financial*                   105            4
      Allstate                               669           35
      American International Group            40            3
      Assurant                                50            2
      Hartford Financial Services
         Group                               493           39
      HCC Insurance Holdings                 200            6
      Loews                                  335           31
      Metlife                                476           24
      XL Capital, Cl A                       772           49
                                                  ------------
                                                          195
      PROPERTY/CASUALTY INSURANCE -- 0.4%
      Fidelity National Financial            105            4
      Fidelity National Title
      Group                                    8            --
      Safeco                                 700           39
      St. Paul Travelers                     445           20
      WR Berkley                             900           39
                                                  ------------
                                                          102
      REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      CB Richard Ellis Group, Cl
      A*                                   1,015           50
                                                  ------------
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.0%
      St. Joe                                 40            3
                                                  ------------
      REINSURANCE -- 0.3%
      Aspen Insurance Holdings               115            3
      Axis Capital Holdings                  195            5
      Odyssey Re Holdings                    205            5
      PartnerRe                              600           38
      RenaissanceRe Holdings                 700           27
                                                  ------------
                                                           78
      REITS-HOTELS -- 0.0%
      Host Marriott                          330            6
                                                  ------------
      REITS-OFFICE PROPERTY -- 0.2%
      American Financial Realty
      Trust                                  390            5
      Boston Properties                      600           41
                                                  ------------
                                                           46
      REITS-REGIONAL MALLS -- 0.1%
      CBL & Associates Properties            600           22
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.0%
      NewAlliance Bancshares                 330            5
                                                  ------------
      S&L/THRIFTS-WESTERN US -- 0.3%
      Washington Federal                   1,540           36
      Washington Mutual                      791           31
                                                  ------------
                                                           67
--------------------------------------------------------------------------------
3                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)

      SUPER-REGIONAL BANKS-US -- 0.6%
      Bank of America                        990  $        43
      Wachovia                               804           41
      Wells Fargo                          1,072           64
                                                  ------------
                                                          148
                                                  ------------
    Total Financial (Cost $ 1,150)                      1,204
                                                  ------------
    HEALTH CARE -- 3.7%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                 480           12
      Gen-Probe*                             183            8
                                                  ------------
                                                           20
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                              180           11
                                                  ------------
      HEALTH CARE COST CONTAINMENT -- 0.0%
      McKesson                                95            4
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.2%
      Boston Scientific*                     140            4
      Guidant                                110            7
      Medtronic                              100            6
      St. Jude Medical*                      800           38
                                                  ------------
                                                           55
      MEDICAL LABS & TESTING SERVICES -- 0.2%
      Covance*                               800           39
                                                  ------------
      MEDICAL PRODUCTS -- 0.7%
      Baxter International                   761           29
      Becton Dickinson                       105            5
      Biomet                                 135            5
      Cooper                                 110            7
      Henry Schein*                           95            4
      Johnson & Johnson                    1,597          100
      Stryker                                 70            3
      Varian Medical Systems*                 50            2
      Zimmer Holdings*                       280           18
                                                  ------------
                                                          173
      MEDICAL-BIOMEDICAL/GENETIC -- 0.3%
      Affymetrix*                            170            8
      Amgen*                                 100            8
      Charles River Laboratories
         International*                      150            6
      Genentech*                             340           31
      Genzyme*                               240           17
      Protein Design Labs*                   473           13
                                                  ------------
                                                           83
      MEDICAL-DRUGS -- 0.5%
      Abbott Laboratories                     70            3
      Angiotech Pharmaceuticals*             410            6
      Bristol-Myers Squibb                   928           20
      Pfizer                               2,268           49
      Schering-Plough                      1,231           25
      Wyeth                                  294           13
                                                  ------------
                                                          116
      MEDICAL-GENERIC DRUGS -- 0.1%
      Barr Pharmaceuticals*                   35            2
      Teva Pharmaceutical ADR                240            9

DESCRIPTION                            SHARES      VALUE (000)

      MEDICAL-GENERIC DRUGS -- CONTINUED
      Watson Pharmaceuticals*                 55  $         2
                                                  ------------
                                                           13
      MEDICAL-HMO -- 0.7%
      Aetna                                  257           23
      Coventry Health Care*                  450           24
      Humana*                                208            9
      Pacificare Health Systems*              80            7
      UnitedHealth Group                   1,008           58
      WellPoint*                             877           66
                                                  ------------
                                                          187
      MEDICAL-HOSPITALS -- 0.1%
      Community Health Systems*              900           33
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
      Lincare Holdings*                      155            6
                                                  ------------
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.3%
      AmerisourceBergen                      650           49
      Cardinal Health                        524           33
                                                  ------------
                                                           82
      OPTICAL SUPPLIES -- 0.1%
      Alcon                                  270           36
                                                  ------------
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                           260           14
                                                  ------------
      RESPIRATORY PRODUCTS -- 0.1%
      Resmed*                                290           11
                                                  ------------
      THERAPEUTICS -- 0.1%
      CV Therapeutics*                       110            3
      Gilead Sciences*                       610           29
                                                  ------------
                                                           32
      VETERINARY DIAGNOSTICS -- 0.0%
      VCA Antech*                            360            9
                                                  ------------
    Total Health Care (Cost $ 863)                        924
                                                  ------------
    INDUSTRIAL -- 2.2%
      AEROSPACE/DEFENSE -- 0.2%
      Lockheed Martin                        485           30
      Rockwell Collins                       200            9
                                                  ------------
                                                           39
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      Alliant Techsystems*                   560           39
                                                  ------------
      AIRLINES -- 0.0%
      Southwest Airlines                     550            9
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
      Lafarge North America                  600           36
      Martin Marietta Materials              540           43
                                                  ------------
                                                           79
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                            600           30
                                                  ------------

--------------------------------------------------------------------------------
4                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)

      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
      Brink's                                 80  $         3
      Dover                                  125            5
      General Electric                       220            8
      Honeywell International                364           12
      Illinois Tool Works                    154           13
      ITT                                    140           14
      Trinity                                 70            3
      Tyco International                     483           13
                                                  ------------
                                                           71
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
      Emerson Electric                       426           30
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS -- 0.0%
      Flir Systems*                          270            6
                                                  ------------
      ELECTRONICS-MILITARY -- 0.0%
      L-3 Communications Holdings             40            3
                                                  ------------
      GOLD MINING -- 0.2%
      Goldcorp                             1,800           36
                                                  ------------
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                            110            6
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                    330            3
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Rockwell Automation                    190           10
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera Corp - Applied
         Biosystems Group                    100            2
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 0.3%
      Caterpillar                            374           20
      Terex*                                 750           41
                                                  ------------
                                                           61
      MACHINERY-FARM -- 0.1%
      CNH Global                           1,600           30
                                                  ------------
      MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies*                    115            5
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 0.1%
      Precision Castparts                    220           10
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
      American Power Conversion            2,200           47
                                                  ------------
      TOOLS-HAND HELD -- 0.1%
      Black & Decker                          61            5
      Stanley Works                          530           25
                                                  ------------
                                                           30
      TRANSPORT-EQUIPMENT & LEASING -- 0.0%
      GATX                                    85            3
                                                  ------------
    Total Industrial (Cost $ 526)                         549
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)

    SERVICES -- 0.9%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                     320  $         3
                                                  ------------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                          160           13
                                                  ------------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                 260            9
      ChoicePoint*                           150            6
      Quanta Services*                       475            6
                                                  ------------
                                                           21
      COMMERCIAL SERVICES-FINANCE -- 0.2%
      H&R Block                              851           21
      Moody's                                 80            5
      Paychex                                340           13
                                                  ------------
                                                           39
      COMPUTER SERVICES -- 0.2%
      Cognizant Technology
         Solutions, Cl A*                  1,100           48
      DST Systems*                            85            5
      Manhattan Associates*                  130            3
                                                  ------------
                                                           56
      E-COMMERCE/SERVICES -- 0.1%
      eBay*                                  300           12
      Monster Worldwide*                     440           14
                                                  ------------
                                                           26
      HUMAN RESOURCES -- 0.0%
      Hewitt, Cl A*                          160            4
                                                  ------------
      SCHOOLS -- 0.1%
      Apollo Group, Cl A*                    300           19
      Education Management*                  340           11
                                                  ------------
                                                           30
      TELEPHONE-INTEGRATED -- 0.1%
      AT&T                                    69            2
      Sprint Nextel                          783           18
      Verizon Communications                 572           18
                                                  ------------
                                                           38
                                                  ------------
    Total Services (Cost $ 224)                           230
                                                  ------------
    TECHNOLOGY -- 3.3%
      APPLICATIONS SOFTWARE -- 0.2%
      Citrix Systems*                        155            4
      Infosys Technologies ADR               120            8
      Intuit*                                100            5
      Microsoft                            1,251           32
      Satyam Computer Services ADR           225            8
                                                  ------------
                                                           57
      CELLULAR TELECOMMUNICATIONS -- 0.1%
      Nextel Partners, Cl A*                 230            6
      NII Holdings*                          251           21
                                                  ------------
                                                           27

--------------------------------------------------------------------------------
5                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)

      COMPUTER AIDED DESIGN -- 0.0%
      Autodesk                               233  $        10
                                                  ------------
      COMPUTERS -- 0.3%
      Apple Computer*                        540           31
      Dell*                                  107            3
      Hewlett-Packard                        357           10
      International Business
      Machines                               458           38
                                                  ------------
                                                           82
      COMPUTERS-MEMORY DEVICES -- 0.1%
      EMC*                                   380            5
      Network Appliance*                     270            8
                                                  ------------
                                                           13
      DATA PROCESSING/MANAGEMENT -- 0.1%
      Dun & Bradstreet*                       55            4
      MoneyGram International*               140            3
      NAVTEQ*                                260           10
      SEI Investments                        110            4
                                                  ------------
                                                           21
      DECISION SUPPORT SOFTWARE -- 0.0%
      Cognos*                                210            8
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.0%
      Flextronics International*             350            3
      Gentex                                  90            2
      Jabil Circuit*                         188            6
                                                  ------------
                                                           11
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.8%
      Advanced Micro Devices*              1,200           28
      ATI Technologies*                      255            4
      Broadcom, Cl A*                        750           32
      Fairchild Semiconductor
         International*                       95            1
      Freescale Semiconductor*               495           12
      Intel                                2,059           48
      Intersil, Cl A                          70            1
      MEMC Electronic Materials*           1,300           23
      Nvidia*                                410           14
      QLogic*                                700           21
      Texas Instruments                      131            4
      Xilinx                                  70            2
                                                  ------------
                                                          190
      ELECTRONIC DESIGN AUTOMATION -- 0.0%
      Cadence Design Systems*                170            3
                                                  ------------
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                          480           15
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 0.2%
      MicroStrategy, Cl A*                    40            3
      SAP ADR                                510           22
      Sybase*                              1,200           26
                                                  ------------
                                                           51
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                               180            5
                                                  ------------
      INTERNET SECURITY -- 0.2%
      McAfee*                                900           27

DESCRIPTION                            SHARES      VALUE (000)

      INTERNET SECURITY -- CONTINUED
      Symantec*                            1,062  $        25
                                                  ------------
                                                           52
      NETWORKING PRODUCTS -- 0.0%
      Cisco Systems*                         370            6
      Juniper Networks*                      170            4
                                                  ------------
                                                           10
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Xerox*                                 370            5
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.1%
      Marvell Technology Group*              270           13
      Maxim Integrated Products               90            3
                                                  ------------
                                                           16
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     120            2
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT -- 0.1%
      Comverse Technology*                   371            9
      Scientific-Atlanta                     180            7
                                                  ------------
                                                           16
      TELECOMMUNICATION SERVICES -- 0.2%
      Amdocs*                              1,950           52
                                                  ------------
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                            308           14
                                                  ------------
      WEB PORTALS/ISP -- 0.4%
      Google, Cl A*                          115           43
      Yahoo!*                              1,627           60
                                                  ------------
                                                          103
      WIRELESS EQUIPMENT -- 0.3%
      Motorola                               769           17
      Nokia ADR                            2,229           37
      Qualcomm                               620           25
                                                  ------------
                                                           79
                                                  ------------
    Total Technology (Cost $ 773)                         842
                                                  ------------
    TRANSPORTATION -- 0.7%
      TRANSPORT-MARINE -- 0.1%
      Overseas Shipholding Group             550           26
                                                  ------------
      TRANSPORT-RAIL -- 0.4%
      Burlington Northern Santa Fe           479           30
      Canadian Pacific Railway               900           37
      CSX                                    600           27
      Norfolk Southern                       346           14
                                                  ------------
                                                          108
      TRANSPORT-SERVICES -- 0.0%
      United Parcel Service, Cl B             78            6
                                                  ------------
      TRANSPORT-TRUCK -- 0.2%
      CNF                                     55            3

--------------------------------------------------------------------------------
6                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)


                                    SHARES/FACE
DESCRIPTION                         AMOUNT(000)    VALUE (000)

      TRANSPORT-TRUCK -- CONTINUED
      JB Hunt Transport Services           2,100  $        41
                                                  ------------
                                                           44
                                                  ------------
    Total Transportation (Cost $ 175)                     184
                                                  ------------
    UTILITIES -- 0.8%
      ELECTRIC-GENERATION -- 0.1%
      AES*                                 1,018           16
                                                  ------------
      ELECTRIC-INTEGRATED -- 0.5%
      Alliant Energy                          95            2
      Duke Energy                            873           23
      Edison International                    69            3
      Entergy                                503           36
      OGE Energy                           1,500           39
      Public Service Enterprise
      Group                                   70            4
      TXU                                    254           26
                                                  ------------
                                                          133
      GAS-DISTRIBUTION -- 0.1%
      Energen                                600           23
                                                  ------------
      INDEPENDENT POWER PRODUCER -- 0.0%
      Reliant Energy*                        435            6
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
      American Electric Power                536           20
                                                  ------------
    Total Utilities (Cost $ 188)                          198
                                                  ------------
Total Common Stock (Cost $5,708)                        6,055
                                                  ------------

CORPORATE BONDS -- 17.7%
    Advanta Capital Trust, Ser B
      8.990%, 12/17/26                       $15           15
    Ahern Rentals 144A Private
      Placement
      9.250%, 08/15/13                        40           41
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                        30           33
    Allied Waste North America,
      Ser B
      8.875%, 04/01/08                        40           42
    Alltel
      4.656%, 05/17/07                        70           70
    Alrosa Finance 144A
      8.875%, 11/17/14                        30           34
    America Movil
      6.375%, 03/01/35                        50           47
    American General Finance, Ser
      G MTN
      5.375%, 09/01/09                        50           50
    AmerisourceBergen, 144A
      Private Placement
      5.875%, 09/15/15                        70           67
    Amgen
      4.000%, 11/18/09                        35           34
    AT&T Wireless Services
      8.750%, 03/01/31                        45           59
      8.125%, 05/01/12                        30           35
    Bank One
      5.900%, 11/15/11                        60           62
    Baxter International
      5.250%, 05/01/07                        40           40

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

    BCPLU Crystal US Holdings
      9.625%, 06/15/14                       $30          $33
    BP Amoco
      8.500%, 04/01/12                        50           59
    Capital One Financial
      4.800%, 02/21/12                        30           29
    Carnival
      3.750%, 11/15/07                        70           68
    Chesapeake Energy
      6.875%, 01/15/16                        15           15
    Chubb
      4.934%, 11/16/07                        85           85
    Citigroup
      2.400%, 10/31/25                     6,000           51
    Clayton Williams Energy 144A
      7.750%, 08/01/13                        40           39
    Comcast
      7.625%, 02/15/08                        20           21
      5.300%, 01/15/14                        60           58
    Consolidated Natural Gas
      6.875%, 10/15/26                        85           92
    DaimlerChrysler
      4.750%, 01/15/08                        30           30
    Dynegy Holdings 144A
      10.125%, 07/15/13                       30           33
    Echostar DBS
      6.625%, 10/01/14                        70           68
    ERP Operating
      5.125%, 03/15/16                        45           44
    Fedex
      9.650%, 06/15/12                        40           49
    Ford Motor Credit
      7.375%, 10/28/09                        70           67
    FPL Group Capital, Ser A
      4.086%, 02/16/07                        10           10
    General Cable
      9.500%, 11/15/10                        30           32
    General Electric Capital, Ser
      A MTN
      6.875%, 11/15/10                        90           97
    General Motors Acceptance
      7.000%, 02/01/12                        35           34
    General Nutrition Center
      8.625%, 01/15/11                        35           33
    Georgia Power, Ser J
      4.875%, 07/15/07                        55           55
    Greenbrier Companies
      8.375%, 05/15/15                        30           31
    HCA
      6.375%, 01/15/15                        25           25
    Hewlett-Packard
      5.750%, 12/15/06                        75           76
    HSBC Finance
      4.750%, 04/15/10                        45           44
    Hudbay Mining
      9.625%, 01/15/12                        30           31
    Intelsat Bermuda 144A (B)
      8.695%, 01/15/12                        28           28
    J.B. Poindexter 144A
      8.750%, 03/15/14                        40           35
    J.C. Penney
      8.125%, 04/01/27                        30           31
    John Deere Capital
      4.375%, 03/14/08                        40           40
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                        35           34

--------------------------------------------------------------------------------
7                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)


CORPORATE BONDS -- CONTINUED
    K. Hovnanian
      8.875%, 04/01/12       $   30      $      31
    Kinder Morgan
      6.500%, 09/01/12           30             32
    Lockheed Martin
      7.200%, 05/01/36           60             71
    Marathon Oil
      5.375%, 06/01/07           50             50
    Merril Lynch, Ser C MTN
      4.250%, 02/08/10           75             73
    Metlife
      5.000%, 06/15/15           50             49
    MGM Mirage
      6.625%, 07/15/15           35             34
      5.875%, 02/27/14           35             33
    Midamerican Energy Holdings
      3.500%, 05/15/08           45             43
    Midamerican Energy Holdings
      144A
      5.875%, 10/01/12           35             36
    Motorola
      8.000%, 11/01/11           60             69
    Navistar International
      6.250%, 03/01/12           30             27
    Neenah Paper
      7.375%, 11/15/14           38             35
    Nextel Communications
      Callable 10/31/2011 @ 100
      6.875%, 10/31/13           85             89
    Nova Chemicals 144A Private
      Placement
      7.561%, 11/15/13           70             71
    PNC Funding
      4.200%, 03/10/08           80             79
    Prudential Financial MTN
      3.750%, 05/01/08           10             10
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14           45             44
    PSE&G Power
      6.950%, 06/01/12           70             75
    PXRE
      8.850%, 02/15/27           25             32
    Quest Diagnostic 144A Private
      Placement
      5.125%, 11/01/10           45             45
    Qwest
      8.875%, 03/15/12           70             77
    Reed Elsevier Capital
      6.125%, 08/01/06           60             60
    Regions Financial
      4.500%, 08/08/08           85             84
    Restaurant
      10.000%, 10/01/13          35             31
    Rogers Cable
      6.750%, 03/15/15           20             20
    Rogers Wireless
      8.000%, 12/15/12           20             21
    Sanmina-sci  Callable:
      01/15/07 @ 105.188,
      01/15/08 @102.594
      10.375%, 01/15/10          70             77
    Schering-Plough
      6.750%, 12/01/33           50             56
    SLM
      4.000%, 01/15/10           60             58

                                 FACE
DESCRIPTION                   AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    SLM, Ser A MTN
      4.500%, 07/26/10         $  65        $   63
    Solo Cup
      8.500%, 02/15/14            36            30
    Southern Company Capital
      Funding, Ser A
      5.300%, 02/01/07            50            50
    Stater Brothers Holdings
      8.125%, 06/15/12            35            34
    STATS ChipPAC
      6.750%, 11/15/11            20            19
    Telecom Italia Capital
      4.000%, 11/15/08            65            63
    TFM 144A
      9.375%, 05/01/12            25            27
    Time Warner
      7.625%, 04/15/31            30            34
    Town Sports International
      9.625%, 04/15/11            20            21
    Toys R Us
      7.875%, 04/15/13            30            24
    Universal City Florida
      8.443%, 05/01/10            20            20
    Univision Communications
      3.875%, 10/15/08            60            58
    Uno Restaurant 144A
      10.000%, 02/15/11           25            22
    Verizon Wireless Capital
      5.375%, 12/15/06            80            80
    Washington Mutual Financial
      6.875%, 05/15/11            55            60
    WCI Communities
      10.625%, 02/15/11           70            74
    Wellpoint
      5.000%, 12/15/14            30            29
       3.750%, 12/14/07           30            29
    Weyerhaeuser
      5.950%, 11/01/08            30            31
    Wyeth
      5.500%, 02/01/14            45            45
    Xcel Energy
      7.000%, 12/01/10            50            54
                                       ------------
Total Corporate Bonds (Cost $4,569)          4,485
                                       ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 14.5%
  Federal Home Loan
    Mortgage
      Corporation
      6.000%, 08/01/29            29            30
      6.000%, 03/01/33           123           124
      6.000%, 10/01/34           105           106
      5.500%, 09/01/17            30            30
      5.500%, 09/01/19            44            45
      5.500%, 10/01/34            85            84
      5.500%, 01/01/35           183           181
      5.500%, 02/01/35           190           187
      5.500%, 03/01/35            69            68
      5.500%, 06/01/35           349           345
      5.000%, 07/01/19           142           140
      5.000%, 05/01/20           393           388
    Federal National Mortgage     88            93
      Association
      6.500%, 03/01/35           188           193
      6.000%, 09/01/34           178           179

--------------------------------------------------------------------------------
8                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

                                     SHARE/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

U.S.  GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
       6.000%, 10/01/34                    $ 365         $368
       6.000%, 12/01/34                      141          142
       6.000%, 12/01/34                       90           91
       6.000%, 07/01/35                       96           97
       6.000%, 08/01/35                      103          104
       5.500%, 03/01/20                       87           87
       5.500%, 07/01/33                      408          402
       5.500%, 06/01/35                      174          171
       5.500%, 09/01/35                       45           44
       5.000%, 10/01/19                       46           45
       5.000%, 09/01/20                       10           10
                                                  ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations (Cost $3,736)                             3,661
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 17.6%
    U.S. Treasury Bond
      7.500%, 11/15/16                       100          124
      5.375%, 02/15/31                       455          496
    U.S. Treasury Note
      5.750%, 08/15/10                       330          348
      4.250%, 10/15/10                        65           64
      4.125%, 05/15/15                       835          806
      4.000%, 09/30/07                        25           25
      3.875%, 09/15/10                        45           44
      3.875%, 07/31/07                       175          174
      3.875%, 07/15/10                     1,200        1,170
      3.375%, 02/15/08                       640          626
      3.375%, 09/15/09                       235          226
      2.000%, 01/15/14                       351          351
                                                  ------------
Total U.S. Treasury Obligations (Cost $4,533)           4,454
                                                  ------------

FOREIGN COMMON STOCK -- 6.2%
    AUSTRALIA -- 0.6%
      Australia & New Zealand
         Banking Group                     1,000           18
      Babcock & Brown                      2,334           29
      BHP Billiton                         1,799           28
      Commonwealth Bank of
         Australia                           150            4
      Insurance Australia Group            2,070            8
      QBE Insurance Group                    650            9
      Rinker Group                         1,500           17
      Santos                               1,414           12
      Suncorp-Metway                       1,000           14
      Telstra                              1,700            5
      Woolworths                             200            3
      Zinifex*                             2,200            8
                                                  ------------
    Total Australia                                       155
                                                  ------------
    AUSTRIA -- 0.0%
      Andritz*                               100            9
      Telekom Austria                        200            4
                                                  ------------
    Total Austria                                          13
                                                  ------------
    BELGIUM -- 0.1%
      Dexia                                  625           13
      Fortis*                                200            6
                                                  ------------
    Total Belgium                                          19
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)

    CANADA -- 0.2%
      Canadian Natural Resources             200  $         8
      Dofasco*                                35            1
      EnCana*                                200            9
      Gerdau Ameristeel*                     300            2
      IPSCO*                                  90            6
      Metro, Cl A*                           100            3
      Petro-Canada*                          300           11
      TELUS*                                 700           26
                                                  ------------
    Total Canada                                           66
                                                  ------------
    DENMARK -- 0.1%
      Auriga, Cl B*                          200            5
      Jyske Bank*                            400           20
                                                  ------------
    Total Denmark                                          25
                                                  ------------
    FINLAND -- 0.0%
      Rautaruukki*                           400            8
                                                  ------------
    FRANCE -- 0.3%
      BNP Paribas                            200           15
      France Telecom                         100            3
      Societe Generale*                      290           33
      Total                                   44           11
      Ubisoft Entertainment*                 185            8
      Vivendi Universal*                      83            3
                                                  ------------
    Total France                                           73
                                                  ------------
    GERMANY -- 0.4%
      Allianz*                               140           20
      BASF*                                  104            7
      Continental*                           190           15
      E.ON*                                  276           25
      Freenet.de*                             54            1
      Mobilcom*                              282            6
      Muenchener
         Rueckversicherungs*                  85           10
      Schering*                              158           10
                                                  ------------
    Total Germany                                          94
                                                  ------------
    GREECE -- 0.0%
      Intracom*                              200            1
                                                  ------------
    HONG KONG -- 0.1%
      Vtech Holdings*                      4,000           17
                                                  ------------
    ITALY -- 0.4%
      Banca Intesa*                        2,500           12
      ENI                                  1,500           40
      Milano Assicurazioni*                6,658           41
                                                  ------------
    Total Italy                                            93
                                                  ------------
    JAPAN -- 1.5%
      Bosch Auto Systems*                  1,015            5
      Canon                                  400           21
      Chubu Electric Power                 1,400           35
      Eizo Nanao*                            200            7
      en-japan*                                1            4
      Fujitsu Frontech*                      200            2
      Glory*                               1,300           25
      Honda Motor                            700           39
      Kawasaki Kisen Kaisha                2,600           16
      KDDI*                                    7           40

--------------------------------------------------------------------------------
9                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)
    JAPAN -- CONTINUED
      Komatsu                              2,000  $        27
      Marubeni                             4,000           19
      Mitsubishi                             500           10
      Mitsui OSK Lines                     3,800           27
      Mizuho Financial Group                   6           40
      Nippon Steel                           700            3
      Nippon Yusen KK                      2,000           12
      Nissin Kogyo*                          100            5
      Ricoh Leasing*                         100            3
      Santen Pharmaceutical*                 250            6
      Tokyo Steel Manufacturing*             100            1
      Yamaha Motor                         1,800           39
                                                  ------------
    Total Japan                                           386
                                                  ------------
    NETHERLANDS -- 0.1%
      Boskalis Westminster*                  102            5
      ING Groep                              480           14
      Royal KPN*                             300            3
      TNT*                                   300            7
                                                  ------------
    Total Netherlands                                      29
                                                  ------------
    NEW ZEALAND -- 0.2%
      Fletcher Building                    5,885           32
      Telecom Corp of New Zealand          3,140           13
                                                  ------------
    Total New Zealand                                      45
                                                  ------------
    NORWAY -- 0.1%
      Statoil*                               900           20
                                                  ------------
    PORTUGAL -- 0.1%
      Banco Comercial Portugues*           8,000           20
                                                  ------------
    SPAIN -- 0.4%
      Banco Bilbao Vizcaya
         Argentaria                          950           17
      Banco Santander Central
         Hispano                           4,619           59
      Gestevision Telecinco*                 500           11
      Telefonica*                            312            5
                                                  ------------
    Total Spain                                            92
                                                  ------------
    SWEDEN -- 0.0%
      TeliaSonera                          2,400           12
                                                  ------------
    SWITZERLAND -- 0.3%
      Credit Suisse Group*                   640           28
      Syngenta*                               50            6
      UBS*                                    60            5
      Xstrata*                               800           18
      Zurich Financial Service*               80           14
                                                  ------------
    Total Switzerland                                      71
                                                  ------------
    UNITED KINGDOM -- 1.3%
      Alliance Unichem                       640            9
      Antofagasta*                         1,238           32
      Ashtead*                             7,906           20
      AstraZeneca                            400           18
      Barclays                               900            9
      BHP Billiton                           393            6
      British American Tobacco               300            7
      Corus*                               8,300            7
      Gallaher*                              169            3

                                     SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

    UNITED KINGDOM -- CONTINUED
      HBOS                                 1,330  $        20
      HSBC Holdings                          600            9
      International Power                  2,100            9
      Lloyds TSB                             200            2
      Neteller*                              209            2
      Next                                   153            4
      Rio Tinto                              400           15
      Royal Bank of Scotland                 815           22
      Royal Dutch Shell, Cl A*               948           31
      Royal Dutch Shell, Cl B*             1,130           35
      SABMiller                              800           15
      Shire Pharmaceuticals*                 400            5
      Standard Chartered*                    400            8
      Tesco                                1,600            8
      Unilever                               617            6
      Vodafone                             2,100            5
      Wolseley                               616           12
                                                  ------------
    Total United Kingdom                                  319
                                                  ------------
Total Foreign Common Stock (Cost $1,430)                1,558
                                                  ------------

FOREIGN BONDS -- 2.3%
    Australian Government
      5.250%, 08/15/10                      $140          104
    Canada
      5.250%, 06/01/13                        90           82
    Denmark
      5.000%, 11/15/13                       426           77
    Deutschland
      3.750%, 07/04/13                        64           79
    Netherlands Government
      4.250%, 07/15/13                        66           85
    Norwegian Government
      6.500%, 05/15/13                       437           79
    United Kingdom Gilt
      4.250%, 03/07/36                        45           80
                                                  ------------
Total Foreign Bonds
  (Cost $597)                                             586
                                                  ------------

ASSET-BACKED SECURITIES -- 1.0%
      HOME EQUITY LOANS -- 0.9%
    Citigroup Commercial
      Mortgage, Ser 2004-C2, Cl A3
      4.380%, 10/15/41                        65           62
    JP Morgan Chase CMO, Ser
      2005-lDP1, Cl A2
      4.625%, 03/15/46                        85           84
    JP Morgan Chase Commercial
      Mortgage, Ser 2004-CBX, Cl
      A4
      4.529%, 01/12/37                        55           53
    Residential Asset Mortgage
      Program, Ser 2004-RS12, Cl
      AI2
      3.767%, 02/25/27                        25           25
                                                  ------------
                                                          224
                                                  ------------



      INFRASTRUCTURE -- 0.1%
    TXU, Ser 2004-1  Cl A2
      4.810%, 11/17/14                        30           29
                                                  ------------
Total Asset-Backed Securities (Cost $260)                 253
                                                  ------------

--------------------------------------------------------------------------------
10                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
    Federal Home Loan Mortgage
      Corporation
      6.500%, 04/01/35                    $    9  $         9
      5.875%, 03/21/11                        60           62
      5.500%, 08/01/20                       186          187
    Federal National Mortgage
      Association
      5.125%, 01/02/14                        65           66
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $330)                                             323
                                                  ------------

INVESTMENT COMPANY -- 0.1%
      INDEX FUND-MID CAP -- 0.0%
      Midcap SPDR Trust Series 1*             30            4
                                                  ------------
    Total Index Fund-Midcap (Cost $ 4)                      4
                                                  ------------
       INDEX FUND-SMALL CAP -- 0.1%
      SPDR Trust Series 1*                   150           18
                                                  ------------
    Total Index Fund-Small Cap (Cost $ 17)                 18
                                                  ------------
Total Investment Company (Cost $21)                        22
                                                  ------------

FOREIGN PREFERRED STOCK -- 0.0%
    GERMANY -- 0.0%
      Porsche*                                 4            3
                                                  ------------
Total Foreign Preferred Stock (Cost $3)                     3
                                                  ============

MORTGAGE RELATED -- 3.5%
    Banc of America CMO, Ser
      2003-2, Cl A2
      4.342%, 03/11/41                        20          19
    Banc Of America Mortgage CMO,
      Ser 2004-8  Cl 3a1
      5.250%, 10/25/19                        22          22
    Bear Stearns Commercial
      Mortgage, Ser 2005-t20 Cl A2
      5.127%, 10/12/42                        60          60
    Chase Mortgage Finance CMO,
      Ser 2004-s1 Cl A3
      5.500%, 02/25/19                       115         115
    Countrywide Alternative Loan
      Trust, Ser 2005-53-t2  Cl
      2a1
      6.000%, 11/25/35                       422         426
    Countrywide Home Loans CMO,
      Ser 2004-18, Cl A1
      6.000%, 10/25/34                        78          79
    Prime Mortgage Trust CMO, Ser
      2005-2  Cl 1a3
      5.250%, 07/25/20                       176         175
                                                  ------------
Total Mortgage Related (Cost $901)                        896
                                                  ------------

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)


REPURCHASE AGREEMENT -- 10.9%
  Deutsche Bank 4.010%, dated
    10/31/05, to be repurchased
    on 11/01/05, repurchase price
    $2,760,810 collateralized by
    a U.S. Government obligation,
    par value $2,830,000, 5.550%,
    08/04/15, total market value
    $2,815,772)(A)                       $ 2,761  $     2,761
                                                  ------------
Total Repurchase Agreement
  (Cost $2,761)                                         2,761
                                                  ------------

Total Investments 99.1% +
  (Cost $24,849)                                       25,057
                                                  ------------

Other Assets and Liabilities, Net 0.9%                    220
                                                  ------------

Total Net Assets 100.0%                           $    25,277
                                                  ============

* Non-income producing security.
(A) -- Tri-party repurchase agreement
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2005, the value of these securities amounted to approximately $512,000, representing 2.0% of net assets in the Fund.
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
MTN -- Medium Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt
Cost figures are shown with "000's" omitted.
Amounts designated as "--" are either $0 or have been rounded to $0.
+ At October 31, 2005, the tax basis cost of the Fund's investments was $24,848,860, and the unrealized appreciation and depreciation were $665,383 and $(457,812), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
11                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
October 31, 2005 (Unaudited)

The Fund had the following Forward Foreign Currency Contracts outstanding at October 31, 2005:



-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
  MATURITY                                                                                              UNREALIZED APPRECIATION/
    DATE                 CURRENCY TO DELIVER              CURRENCY TO RECEIVE       CONTRACT VALUE           (DEPRECIATION)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       AUD     13,870                   USD     $13,609                   $13,870             $(261)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       CAD     18,374                   EUR     18,116                    18,376              (258)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       DKK     12,196                   EUR     12,201                    12,148              4
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       DKK     14,961                   USD     15,024                    14,961              63
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       EUR     25,983                   AUD     26,487                    26,374              505
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       EUR     68,867                   NOK     67,948                    67,657              (919)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       EUR     1,256,193                USD     1,258,366                 1,256,193           2,172
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       GBP     7,836                    EUR     7,881                     7,807               45
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       GBP     22,601                   USD     22,806                    22,601              205
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       JPY     477,164                  EUR     465,845                   475,887             (11,319)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       JPY     264,287                  USD     259,432                   264,287             (4,855)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       NOK     44,935                   USD     45,662                    44,935              727
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       SEK     87,596                   EUR     85,454                    87,102              (2,142)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       USD     18,125                   EUR     18,071                    18,071              (54)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       USD     74,687                   SEK     76,274                    76,274              1,587
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
01/17/06       USD     26,440                   AUD     26,557                    26,557              14,383
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------
TOTAL                                                                             2,433,100           (117)
-------------- ------- ------------------------ ------- ------------------------- ------------------- ------------------------------

AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- U.S. Dollar

--------------------------------------------------------------------------------
12                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 47.6%
    BASIC MATERIALS -- 1.7%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                               5,300  $       113
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.0%
      USG*                                   450           27
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.5%
      Dow Chemical                         2,118           97
      Lyondell Chemical                    2,636           71
      Nova Chemicals                       2,050           73
      Olin                                 4,095           73
                                                  ------------
                                                          314
      CHEMICALS-PLASTICS -- 0.1%
      Spartech                             1,550           29
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.0%
      Eastman Chemical                       165            9
      Hercules*                            1,850           20
                                                  ------------
                                                           29
      COAL -- 0.1%
      Peabody Energy                         440           34
                                                  ------------
      CONTAINERS-METAL/GLASS -- 0.0%
      Crown Holdings*                      1,350           22
                                                  ------------
      DIVERSIFIED MINERALS -- 0.0%
      Cia Vale do Rio Doce ADR               700           29
                                                  ------------
      FORESTRY -- 0.1%
      Plum Creek Timber                    2,400           93
                                                  ------------
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals               215           12
      Airgas                               1,150           33
      Praxair                                900           44
                                                  ------------
                                                           89
      METAL-COPPER -- 0.1%
      Phelps Dodge                           660           80
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.2%
      Neenah Paper*                        2,370           69
      Schweitzer-Mauduit
         International                       550           13
      Smurfit-Stone Container*             1,480           16
                                                  ------------
                                                           98
      RUBBER-TIRES -- 0.0%
      Goodyear Tire & Rubber*              1,784           28
                                                  ------------
      STEEL-PRODUCERS -- 0.3%
      Evraz Group GDR                      2,600           44
      Nucor                                1,879          113
      Schnitzer Steel, Cl A                  500           16
                                                  ------------
                                                          173
                                                  ------------
    Total Basic Materials (Cost $ 1,111)                1,158
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
    CONSUMER CYCLICAL -- 5.3%
      APPAREL MANUFACTURERS -- 0.2%
      Carter's*                              600  $        38
      Coach*                               1,060           34
      Polo Ralph Lauren                    1,780           88
      VF                                      85            4
                                                  ------------
                                                          164
      ATHLETIC FOOTWEAR -- 0.0%
      Nike, Cl B                             390           33
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Dolby Laboratories, Cl A*              740           12
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
      BorgWarner                             490           28
                                                  ------------
      BROADCAST SERVICES/PROGRAMMING -- 0.1%
      Citadel Broadcasting*                  970           13
      Liberty Global  Ser C*                 582           14
      Liberty Global, Cl A*                  402           10
      Nexstar Broadcasting
         Group, Cl A*                      9,125           42
                                                  ------------
                                                           79
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
      DR Horton                            2,985           92
      KB Home                              1,692          110
      Pulte Homes                          1,430           54
                                                  ------------
                                                          256
      CABLE TV -- 0.4%
      Comcast*                             3,011           84
      Insight Communications, Cl A*        3,740           43
      Mediacom Communications,
         Cl A*                            21,230          123
                                                  ------------
                                                          250
      CASINO SERVICES -- 0.3%
      Harrah's Entertainment               1,200           73
      International Game
      Technology                             610           16
      Scientific Games, Cl A*              2,820           84
                                                  ------------
                                                          173
      CRUISE LINES -- 0.4%
      Carnival                             4,414          219
      Royal Caribbean Cruises                750           31
                                                  ------------
                                                          250
      DISTRIBUTION/WHOLESALE -- 0.0%
      CDW                                    355           20
      Nuco2*                                 450           10
                                                  ------------
                                                           30
      ENTERTAINMENT SOFTWARE -- 0.3%
      Activision*                          8,854          140
      Electronic Arts*                       520           29
      THQ*                                 1,300           30
                                                  ------------
                                                          199
      GAMBLING (NON-HOTEL) -- 0.0%
      Isle of Capri Casinos*                 700           15
                                                  ------------

1                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)
      GOLF -- 0.0%
      Callaway Golf                          565  $         8
                                                  ------------
      HOTELS & MOTELS -- 0.3%
      Fairmont Hotels & Resorts              395           13
      Jameson Inns*                       31,645           66
      Lodgian*                             3,345           34
      Marriott International, Cl A           650           39
      Orient Express Hotels, Cl A            127            3
      Starwood Hotels & Resorts
         Worldwide                           929           54
                                                  ------------
                                                          209
      LEISURE & RECREATIONAL PRODUCTS -- 0.0%
      Brunswick                              184            7
                                                  ------------
      MULTIMEDIA -- 0.2%
      Entravision
         Communications, Cl A*             7,240           59
      EW Scripps, Cl A                       650           30
      Walt Disney                          1,262           31
                                                  ------------
                                                          120
      PUBLISHING-BOOKS -- 0.1%
      Scholastic*                          1,705           56
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.2%
      Gannett                              1,024           64
      Journal Register*                    3,065           49
                                                  ------------
                                                          113
      PUBLISHING-PERIODICALS -- 0.1%
      Reader's Digest                      4,830           74
                                                  ------------
      RADIO -- 0.4%
      Cumulus Media, Cl A*                 1,710           21
      Emmis Communications, Cl A*          2,355           46
      Radio One, Cl A                      8,415           99
      Radio One, Cl D                      2,270           27
      Spanish Broadcasting
         System, Cl A*                     7,105           43
      Westwood One*                          480            9
                                                  ------------
                                                          245
      RETAIL-APPAREL/SHOE -- 0.2%
      Charming Shoppes*                    1,800           20
      Childrens Place Retail
      Stores*                                800           34
      JOS A Bank Clothiers*                  550           23
      Nordstrom                              192            7
      Urban Outfitters*                      710           20
                                                  ------------
                                                          104
      RETAIL-BEDDING -- 0.0%
      Bed Bath & Beyond*                     410           17
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.3%
      Home Depot                           1,358           56
      Lowe's                               1,920          116
                                                  ------------
                                                          172
      RETAIL-COMPUTER EQUIPMENT -- 0.0%
      GameStop, Cl A*                        780           28
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      RETAIL-DISCOUNT -- 0.1%
      Costco Wholesale                       215  $        11
      Dollar General                       3,254           63
      Target                                 430           24
                                                  ------------
                                                           98
      RETAIL-DRUG STORE -- 0.1%
      CVS                                  2,990           73
      Walgreen                               620           28
                                                  ------------
                                                          101
      RETAIL-HYPERMARKETS -- 0.1%
      Wal-Mart de Mexico ADR, Cl V         1,300           63
                                                  ------------
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                500           20
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      JC Penney                            1,348           69
      Sears Holdings*                         70            9
                                                  ------------
                                                           78
      RETAIL-OFFICE SUPPLIES -- 0.1%
      OfficeMax                              615           17
      Staples                              1,825           42
                                                  ------------
                                                           59
      RETAIL-PAWN SHOPS -- 0.1%
      Cash America International             900           20
      Ezcorp, Cl A*                        1,150           17
                                                  ------------
                                                           37
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                  1,150           37
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
      Kohl's*                              1,130           54
                                                  ------------
      RETAIL-RESTAURANTS -- 0.2%
      Darden Restaurants                   1,396           45
      Lone Star Steakhouse &
      Saloon                                 840           22
      PF Chang's China Bistro*               600           27
      Starbucks*                             740           21
                                                  ------------
                                                          115
      RETAIL-VIDEO RENTAL -- 0.1%
      Blockbuster, Cl A                   13,235           60
      Movie Gallery                        1,250            9
                                                  ------------
                                                           69
      TELEVISION -- 0.2%
      Sinclair Broadcast Group,
      Cl A                                12,475          104
                                                  ------------
      THEATERS -- 0.0%
      Carmike Cinemas                        450           10
                                                  ------------
      TOYS -- 0.1%
      Mattel                               5,701           84
                                                  ------------
    Total Consumer Cyclical (Cost $ 3,637)              3,571
                                                  ------------
    CONSUMER NON-CYCLICAL -- 2.8%
      AGRICULTURAL OPERATIONS -- 0.3%
      Delta & Pine Land                    1,875           47

2                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      AGRICULTURAL OPERATIONS -- CONTINUED
      Monsanto                               940  $        59
      Tejon Ranch*                         1,885           84
                                                  ------------
                                                          190
      BEVERAGES-NON-ALCOHOLIC -- 0.1%
      PepsiCo                                560           33
                                                  ------------
      BREWERY -- 0.3%
      Grupo Modelo ADR, Cl C               1,800           55
      Molson Coors Brewing, Cl B           1,200           74
      Quilmes Industrial ADR               2,400           75
      United Breweries                       800           20
                                                  ------------
                                                          224
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.2%
      Fortune Brands                       1,634          124
      Helen of Troy*                       2,010           36
                                                  ------------
                                                          160
      COSMETICS & TOILETRIES -- 0.1%
      Procter & Gamble                       660           37
                                                  ------------
      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          2,900          105
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.1%
      Archer-Daniels-Midland               2,734           67
                                                  ------------
      FOOD-MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    3,950          117
      Tyson Foods                            122            2
                                                  ------------
                                                          119
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                        3,865           90
                                                  ------------
      FOOD-RETAIL -- 0.1%
      Albertson's                            500           12
      Whole Foods Market                     200           29
                                                  ------------
                                                           41
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                         215           12
                                                  ------------
      POULTRY -- 0.1%
      Pilgrim's Pride                      2,050           64
      Sanderson Farms                        750           26
                                                  ------------
                                                           90
      TOBACCO -- 1.0%
      Altria Group                         4,716          354
      Imperial Tobacco ADR                 3,251          188
      UST                                  3,483          144
                                                  ------------
                                                          686
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,816)          1,854
                                                  ------------
    ENERGY -- 4.9%
      COAL -- 0.1%
      Arch Coal                              120            9
      Consol Energy                        1,250           76
                                                  ------------
                                                           85

DESCRIPTION                            SHARES      VALUE (000)
      OIL & GAS DRILLING -- 0.7%
      Atwood Oceanics*                       370  $        26
      ENSCO International                    480           22
      GlobalSantaFe                          225           10
      Nabors*                              2,720          187
      Pride International*                 3,770          106
      Rowan                                  520           17
      Todco, Cl A*                           230           10
      Transocean*                          1,370           79
                                                  ------------
                                                          457
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
      Anadarko Petroleum                     572           52
      Berry Petroleum, Cl A                  700           42
      Devon Energy                         1,862          112
      Energy Partners*                       400           10
      Houston Exploration*                   400           21
      Meridian Resource*                   4,115           19
      Newfield Exploration*                1,600           72
      Noble Energy                            20            1
      Penn Virginia                          550           30
      Pogo Producing                          75            4
      Southwestern Energy*                   420           30
      Stone Energy*                          875           40
      Unit*                                  500           26
                                                  ------------
                                                          459
      OIL COMPANIES-INTEGRATED -- 2.4%
      Amerada Hess                           800          100
      BJ Services                          2,120           74
      BP ADR                               2,616          174
      Chevron                              2,371          135
      China Petroleum & Chemical
         ADR                               1,300           52
      ConocoPhillips                       6,229          407
      Exxon Mobil                          2,972          167
      LUKOIL ADR*                          1,400           77
      Marathon Oil                         1,200           72
      Occidental Petroleum                 3,021          238
      Petroleo Brasileiro ADR                900           58
      Schlumberger                           360           33
      Tidewater                              280           13
      Weatherford International*              75            5
                                                  ------------
                                                        1,605
      OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
      Cooper Cameron*                      1,200           88
      Gulf Island Fabrication                500           13
      Maverick Tube*                         700           22
      National Oilwell Varco*                700           44
                                                  ------------
                                                          167
      OIL REFINING & MARKETING -- 0.2%
      Frontier Oil                         2,350           87
      Giant*                                 700           40
                                                  ------------
                                                          127
      OIL-FIELD SERVICES -- 0.2%
      Cal Dive International*                635           39
      Core Laboratories*                   1,335           43
      W-H Energy Services*                 1,715           52
                                                  ------------
                                                          134

3                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      PIPELINES -- 0.4%
      China Gas Holdings ADR*                600  $        48
      El Paso                              1,780           21
      National Fuel Gas                    2,850           86
      Questar                              1,250           98
      Williams                               740           17
                                                  ------------
                                                          270
                                                  ------------
    Total Energy (Cost $ 2,926)                         3,304
                                                  ------------
    FINANCIAL -- 10.4%
      COMMERCIAL BANKS NON-US -- 0.4%
      Akbank TAS ADR*                      3,000           37
      Bank Hapoalim GDR                    2,000           38
      Kookmin Bank ADR                     2,700          158
                                                  ------------
                                                          233
      COMMERCIAL BANKS-CENTRAL US -- 0.1%
      Texas Regional
         Bancshares, Cl A                    500           15
      Wintrust Financial                     450           24
                                                  ------------
                                                           39
      COMMERCIAL BANKS-EASTERN US -- 0.1%
      Commerce Bancorp                     2,105           64
      Signature Bank*                        995           29
                                                  ------------
                                                           93
      COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                   4,900          119
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 0.1%
      CVB Financial                        1,150           23
      Hanmi Financial                      1,150           21
      UCBH Holdings                        2,190           38
                                                  ------------
                                                           82
      FINANCE-CONSUMER LOANS -- 0.7%
      Asta Funding                           750           20
      Collegiate Funding Services
         LLC*                              7,100          104
      Portfolio Recovery
      Associates*                            920           36
      SLM                                  4,750          264
      World Acceptance*                      750           21
                                                  ------------
                                                          445
      FINANCE-CREDIT CARD -- 0.4%
      Capital One Financial                1,313          100
      MBNA                                 7,126          182
      Metris*                              1,120           17
                                                  ------------
                                                          299
      FINANCE-INVESTMENT BANKER/BROKER -- 0.5%
      Citigroup                            4,840          221
      Goldman Sachs Group                    910          115
      Merrill Lynch                          322           21
                                                  ------------
                                                          357
      FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
      Countrywide Financial                4,453          141
                                                  ------------
      FINANCE-OTHER SERVICES -- 0.2%
      Asset Acceptance Capital*            2,290           61

DESCRIPTION                            SHARES      VALUE (000)
      FINANCE-OTHER SERVICES -- CONTINUED
      Chicago Mercantile Exchange
         Holdings                            100  $        36
      GFI Group*                             170            8
      MarketAxess Holdings*                4,525           56
                                                  ------------
                                                          161
      FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                  360           26
      MGIC Investment                      1,572           93
                                                  ------------
                                                          119
      INSURANCE BROKERS -- 0.3%
      Brown & Brown                        2,000          109
      Hilb Rogal & Hobbs                     750           28
      USI Holdings*                        4,175           55
                                                  ------------
                                                          192
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.1%
      Affiliated Managers Group*             630           48
      Federated Investors, Cl B              480           17
      Legg Mason                             260           28
                                                  ------------
                                                           93
      LIFE/HEALTH INSURANCE -- 0.9%
      Ceres Group*                         1,150            6
      China Life Insurance ADR*            1,100           32
      Cigna                                3,060          355
      KMG America*                         8,230           71
      Prudential Financial                 1,371          100
      UnumProvident                        1,415           29
                                                  ------------
                                                          593
      MULTI-LINE INSURANCE -- 1.3%
      ACE                                    824           43
      Allstate                             3,187          168
      American International Group           220           14
      Assurant                               125            5
      Hanover Insurance*                   1,035           40
      Hartford Financial Services
         Group                             1,678          134
      HCC Insurance Holdings                 600           18
      Loews                                1,471          137
      Metlife                              1,767           87
      XL Capital, Cl A                     3,046          195
                                                  ------------
                                                          841
      PROPERTY/CASUALTY INSURANCE -- 0.7%
      EMC Insurance Group                  2,385           44
      Fidelity National Financial            280           11
      Fidelity National Title
      Group                                   49            1
      Fpic Insurance Group*                  650           25
      Philadelphia Consolidated
         Holding*                            450           43
      PMA Capital, Cl A*                   1,550           14
      Safeco                               2,050          114
      Selective Insurance Group              700           38
      St. Paul Travelers                   1,290           58
      WR Berkley                           2,400          105
                                                  ------------
                                                          453
      REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      CB Richard Ellis Group, Cl A*        3,025          148
      Jones Lang LaSalle*                    550           27

4                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      REAL ESTATE MANAGEMENT/SERVICES -- CONTINUED
      Trammell Crow*                       1,415  $        36
                                                  ------------
                                                          211
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
      Brookfield Properties                  724           21
      St. Joe                                195           13
                                                  ------------
                                                           34
      REINSURANCE -- 0.5%
      Aspen Insurance Holdings             1,585           38
      Axis Capital Holdings                  770           20
      Endurance Specialty Holdings           800           27
      Odyssey Re Holdings                    855           22
      PartnerRe                            1,650          105
      PXRE Group                           3,700           40
      RenaissanceRe Holdings               1,950           74
                                                  ------------
                                                          326
      REITS-APARTMENTS -- 0.2%
      Archstone-Smith Trust                  532           22
      AvalonBay Communities                  255           22
      Camden Property Trust                  310           17
      Equity Residential                     767           30
      GMH Communities Trust*                 693           10
      Home Properties                        148            6
                                                  ------------
                                                          107
      REITS-DIVERSIFIED -- 0.1%
      Correctional Properties
      Trust                                  400           11
      Digital Realty Trust                   627           12
      Spirit Finance*                        789            9
      Washington Real Estate
         Investment Trust                    166            5
                                                  ------------
                                                           37
      REITS-HEALTH CARE -- 0.0%
      Omega Healthcare Investors           1,200           15
      Ventas                                 391           12
                                                  ------------
                                                           27
      REITS-HOTELS -- 0.4%
      Ashford Hospitality Trust            4,960           52
      DiamondRock Hospitality              3,985           45
      Highland Hospitality                   568            6
      Hilton Hotels                          577           11
      Host Marriott                        1,325           22
      LaSalle Hotel Properties             1,048           37
      MeriStar Hospitality*               12,610          109
                                                  ------------
                                                          282
      REITS-MANUFACTURED HOMES -- 0.0%
      Equity Lifestyle Properties            163            7
                                                  ------------
      REITS-MORTGAGE -- 0.1%
      HomeBanc                            10,710           77
                                                  ------------
      REITS-OFFICE PROPERTY -- 0.5%
      Alexandria Real Estate
      Equities                               147           12
      American Financial Realty
      Trust                                1,400           17
      BioMed Realty Trust*                   446           11
      Boston Properties                    1,987          138
      Capital Automotive                     450           17

DESCRIPTION                            SHARES      VALUE (000)
      REITS-OFFICE PROPERTY -- CONTINUED
      Corporate Office Properties
         Trust                               650  $        23
      Glenborough Realty Trust               307            6
      Kilroy Realty                          124            7
      Liberty Property Trust                 418           17
      Mack-Cali Realty                       271           12
      Parkway Properties                     728           34
      Trizec Properties                      262            6
      Vornado Realty Trust                   355           29
                                                  ------------
                                                          329
      REITS-REGIONAL MALLS -- 0.2%
      CBL & Associates Properties          1,882           70
      General Growth Properties              497           21
      Simon Property Group                   770           55
                                                  ------------
                                                          146
      REITS-SHOPPING CENTERS -- 0.1%
      Acadia Realty Trust                     41           --
      Equity One                             318            7
      Kimco Realty                           590           18
      Pan Pacific Retail
      Properties                             322           20
      Realty Income                          127            3
      Regency Centers                        300           17
      Tanger Factory Outlet
      Centers                                272            7
      Weingarten Realty Investors            249            9
                                                  ------------
                                                           81
      REITS-STORAGE -- 0.1%
      Public Storage                         414           27
      Sovran Self Storage                     62            3
      U-Store-It Trust*                      128            3
                                                  ------------
                                                           33
      REITS-WAREHOUSE/INDUSTRIAL -- 0.0%
      AMB Property                           198            9
      EastGroup Properties                   211            9
                                                  ------------
                                                           18
      S&L/THRIFTS-CENTRAL US -- 0.0%
      Franklin Bank*                       1,375           24
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.1%
      NewAlliance Bancshares               3,645           53
      WSFS Financial                         200           12
                                                  ------------
                                                           65
      S&L/THRIFTS-SOUTHERN US -- 0.0%
      BankAtlantic Bancorp, Cl A             775           11
                                                  ------------
      S&L/THRIFTS-WESTERN US -- 0.4%
      Washington Federal                   4,240           98
      Washington Mutual                    3,768          149
                                                  ------------
                                                          247
      SUPER-REGIONAL BANKS-US -- 0.9%
      Bank of America                      4,524          198
      Wachovia                             3,171          160
      Wells Fargo                          4,405          265
                                                  ------------
                                                          623
                                                  ------------
    Total Financial (Cost $ 6,612)                      6,945
                                                  ------------

5                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
    HEALTH CARE -- 6.5%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                               1,540  $        39
      Gen-Probe*                             550           23
                                                  ------------
                                                           62
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                              520           32
      ICU Medical*                           730           26
                                                  ------------
                                                           58
      HEALTH CARE COST CONTAINMENT -- 0.0%
      McKesson                                89            4
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.5%
      Boston Scientific*                     790           20
      Guidant                                581           37
      Medtronic                              580           33
      St. Jude Medical*                    3,440          165
      Symmetry Medical*                    2,710           60
                                                  ------------
                                                          315
      MEDICAL LABS & TESTING SERVICES -- 0.1%
      Covance*                             2,000           97
                                                  ------------
      MEDICAL PRODUCTS -- 1.1%
      Baxter International                 3,623          138
      Becton Dickinson                       385           20
      Biomet                                 475           17
      China Medical Technologies
         ADR*                              1,400           30
      Cooper                                 320           22
      Henry Schein*                          225            9
      Johnson & Johnson                    6,754          423
      Stryker                                400           16
      Varian Medical Systems*                280           13
      Zimmer Holdings*                     1,250           80
                                                  ------------
                                                          768
      MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
      Affymetrix*                            470           21
      Amgen*                                 570           43
      Applera Corp - Celera
         Genomics Group*                   4,865           58
      Charles River Laboratories
         International*                      440           19
      Enzon Pharmaceuticals*               3,500           24
      Genentech*                           1,510          137
      Genzyme*                             1,130           82
      Georgia Gulf                           500           15
      Protein Design Labs*                 1,430           40
                                                  ------------
                                                          439
      MEDICAL-DRUGS -- 1.0%
      Abbott Laboratories                    400           17
      Angiotech Pharmaceuticals*           6,290           84
      Bristol-Myers Squibb                 4,421           94
      Pfizer                              12,716          277
      Schering-Plough                      5,862          119
      Wyeth                                1,399           62
                                                  ------------
                                                          653
      MEDICAL-GENERIC DRUGS -- 0.4%
      Barr Pharmaceuticals*                  170           10

DESCRIPTION                            SHARES      VALUE (000)
      MEDICAL-GENERIC DRUGS -- CONTINUED
      Perrigo                              4,490  $        60
      Teva Pharmaceutical ADR              3,340          127
      Watson Pharmaceuticals*                195            7
      Zentiva GDR                            700           31
                                                  ------------
                                                          235
      MEDICAL-HMO -- 1.1%
      Aetna                                  544           48
      Coventry Health Care*                1,200           65
      Humana*                                957           42
      Pacificare Health Systems*             230           19
      Sierra Health Services*                450           34
      UnitedHealth Group                   4,306          249
      WellPoint*                           4,064          304
                                                  ------------
                                                          761
      MEDICAL-HOSPITALS -- 0.1%
      Community Health Systems*            2,400           89
                                                  ------------
      MEDICAL-NURSING HOMES -- 0.0%
      Genesis HealthCare*                    815           33
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Amedisys*                              900           35
      Lincare Holdings*                      570           23
                                                  ------------
                                                           58
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.4%
      AmerisourceBergen                    1,600          122
      Cardinal Health                      2,199          137
                                                  ------------
                                                          259
      OPTICAL SUPPLIES -- 0.2%
      Alcon                                1,170          155
                                                  ------------
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                         1,130           59
                                                  ------------
      RESPIRATORY PRODUCTS -- 0.1%
      Resmed*                                840           32
      Respironics*                         1,200           43
                                                  ------------
                                                           75
      THERAPEUTICS -- 0.3%
      CV Therapeutics*                       800           20
      Gilead Sciences*                     2,710          128
      QLT*                                 4,640           33
                                                  ------------
                                                          181
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                          2,050           53
                                                  ------------
    Total Health Care (Cost $ 4,113)                    4,354
                                                  ------------
    INDUSTRIAL -- 4.5%
      AEROSPACE/DEFENSE -- 0.4%
      Armor Holdings*                      1,250           56
      Curtiss-Wright                         400           23
      Empresa Brasileira de
         Aeronautica ADR                     500           19
      Lockheed Martin                      2,203          133
      Rockwell Collins                       820           38

6                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      AEROSPACE/DEFENSE -- CONTINUED
      Teledyne Technologies*               1,410  $        50
                                                  ------------
                                                          319
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      Alliant Techsystems*                 1,380           97
      BE Aerospace*                        1,540           28
      DRS Technologies*                      400           19
                                                  ------------
                                                          144
      BATTERIES/BATTERY SYSTEMS -- 0.1%
      Greatbatch*                          3,475           90
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
      Insituform Technologies, Cl A*       2,175           39
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.4%
      Lafarge North America                1,650          100
      Martin Marietta Materials            1,460          115
      Texas Industries                       400           20
                                                  ------------
                                                          235
      BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                1,850           41
      Granite Construction                   650           22
      Washington Group
         International*                      650           33
                                                  ------------
                                                           96
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                          1,650           83
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
      Brink's                              1,085           42
      Dover                                  350           14
      ESCO Technologies*                     500           22
      General Electric                     1,230           42
      Honeywell International              1,733           59
      Illinois Tool Works                    735           62
      ITT                                    580           59
      Trinity                                260           10
      Tyco International                   2,300           61
                                                  ------------
                                                          371
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.4%
      Emerson Electric                     2,031          141
      Samsung Electronics GDR 144A           420          112
                                                  ------------
                                                          253
      ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
      Flir Systems*                        1,850           39
                                                  ------------
      ELECTRONICS-MILITARY -- 0.1%
      EDO                                  1,330           38
      Engineered Support Systems             775           31
      L-3 Communications Holdings            200           16
                                                  ------------
                                                           85
      ENGINEERING/R&D SERVICES -- 0.1%
      Shaw Group*                          2,010           54
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      FILTRATION/SEPARATION PRODUCTS -- 0.0%
      Clarcor                                900  $        25
                                                  ------------
      GOLD MINING -- 0.3%
      AngloGold Ashanti ADR                1,900           74
      Goldcorp                             4,900           98
      Royal Gold                             700           16
                                                  ------------
                                                          188
      HAZARDOUS WASTE DISPOSAL -- 0.1%
      American Ecology                     1,100           18
      Stericycle*                            330           19
                                                  ------------
                                                           37
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                  1,600           13
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Rockwell Automation                    580           31
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera Corp - Applied
      Biosystems Group                       440           11
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 0.3%
      Caterpillar                          1,693           89
      Terex*                               2,000          110
                                                  ------------
                                                          199
      MACHINERY-FARM -- 0.2%
      AGCO*                                1,050           17
      CNH Global                           4,450           83
                                                  ------------
                                                          100
      MACHINERY-GENERAL INDUSTRY -- 0.1%
      Wabtec                               2,330           63
                                                  ------------
      MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*              570           25
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 0.0%
      Precision Castparts                    660           31
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      WCA Waste*                           7,880           70
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
      American Power Conversion            7,382          158
                                                  ------------
      TOOLS-HAND HELD -- 0.2%
      Black & Decker                          76            6
      Stanley Works                        2,524          121
                                                  ------------
                                                          127
      TRANSPORT-EQUIPMENT & LEASING -- 0.2%
      GATX                                 2,830          106
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       3,225           52
                                                  ------------
    Total Industrial (Cost $ 2,897)                     3,044
                                                  ------------

7                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
    SERVICES -- 2.0%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                   1,030  $        10
                                                  ------------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                          480           40
                                                  ------------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                 790           28
      ChoicePoint*                           550           23
      Quanta Services*                     1,550           18
                                                  ------------
                                                           69
      COMMERCIAL SERVICES-FINANCE -- 0.3%
      H&R Block                            3,520           88
      Moody's                                410           22
      Paychex                              1,040           40
      Wright Express*                      2,595           56
                                                  ------------
                                                          206
      COMPUTER SERVICES -- 0.4%
      Cognizant Technology
         Solutions, Cl A*                  4,390          193
      DST Systems*                           320           18
      Manhattan Associates*                2,110           47
      Perot Systems*                       1,600           22
                                                  ------------
                                                          280
      E-COMMERCE/SERVICES -- 0.2%
      eBay*                                1,670           66
      Monster Worldwide*                   1,330           44
                                                  ------------
                                                          110
      ELECTRIC-INTEGRATED -- 0.0%
      El Paso Electric*                    1,000           22
                                                  ------------
      HUMAN RESOURCES -- 0.1%
      Hewitt, Cl A*                          640           17
      Medical Staffing Network
         Holdings*                         7,015           36
                                                  ------------
                                                           53
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Aaron Rents                          1,650           32
      Dollar Thrifty Automotive
      Group*                                 550           21
                                                  ------------
                                                           53
      RESEARCH & DEVELOPMENT -- 0.1%
      Kendle International*                  900           21
      PRA International*                   2,135           57
                                                  ------------
                                                           78
      SCHOOLS -- 0.2%
      Apollo Group, Cl A*                  1,380           87
      Education Management*                  930           29
                                                  ------------
                                                          116
      TELEPHONE-INTEGRATED -- 0.4%
      AT&T                                   283            6
      Sprint Nextel                        3,261           76
      Tele Norte Leste
         Participacoes ADR                 1,800           32

DESCRIPTION                            SHARES      VALUE (000)
      TELEPHONE-INTEGRATED -- CONTINUED
      Telefonos de Mexico SA de
         CV ADR, Cl A                      1,600  $        32
      Valor Communications Group*          4,980           63
      Verizon Communications               2,725           86
                                                  ------------
                                                          295
                                                  ------------
    Total Services (Cost $ 1,310)                       1,332
                                                  ------------
    TECHNOLOGY -- 6.9%
      APPLICATIONS SOFTWARE -- 0.5%
      Citrix Systems*                        670           18
      Infosys Technologies ADR               690           47
      Intuit*                                365           17
      Microsoft                            4,121          106
      Quest Software*                      1,420           20
      Satyam Computer Services ADR         3,205          109
                                                  ------------
                                                          317
      B2B/E-COMMERCE -- 0.0%
      webMethods*                          3,625           25
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.2%
      Mobile Telesystems ADR               1,400           52
      Nextel Partners, Cl A*                 680           17
      NII Holdings*                          750           62
                                                  ------------
                                                          131
      COMPUTER AIDED DESIGN -- 0.2%
      Ansys*                                 900           34
      Autodesk                             1,110           50
      Parametric Technology*               4,890           32
                                                  ------------
                                                          116
      COMPUTERS -- 0.5%
      Apple Computer*                      2,470          142
      Dell*                                  330           11
      Hewlett-Packard                        389           11
      International Business
      Machines                             2,163          177
                                                  ------------
                                                          341
      COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      MTS Systems                          1,150           46
      NCR*                                   852           26
                                                  ------------
                                                           72
      COMPUTERS-MEMORY DEVICES -- 0.1%
      EMC*                                 2,090           29
      Maxtor*                              3,375           12
      Network Appliance*                     830           23
                                                  ------------
                                                           64
      COMPUTERS-VOICE RECOGNITION -- 0.0%
      Talx                                   600           24
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 0.2%
      Dun & Bradstreet*                      215           14
      MoneyGram International*             3,350           82
      NAVTEQ*                                750           29
      SEI Investments                        395           15
                                                  ------------
                                                          140

8                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                650  $        24
      NetIQ*                               2,250           27
      SPSS*                                  500           12
                                                  ------------
                                                           63
      E-SERVICES/CONSULTING -- 0.0%
      Digital Insight*                       800           24
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.4%
      CTS                                    275            3
      Flextronics International*           1,445           13
      Gentex                                 420            8
      Hon Hai Precision GDR 144A           9,014           78
      Jabil Circuit*                         570           17
      LG.Philips LCD ADR*                  4,400           84
      NAM TAI Electronics                    850           19
      Submarino GDR 144A*                    500           14
                                                  ------------
                                                          236
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.1%
      Advanced Micro Devices*              3,300           77
      ATI Technologies*                    1,010           15
      Broadcom, Cl A*                      3,080          131
      Fairchild Semiconductor
         International*                      240            4
      Freescale Semiconductor*               849           20
      Integrated Silicon
      Solutions*                           3,890           30
      Intel                                7,585          178
      Intersil, Cl A                         270            6
      MEMC Electronic Materials*           3,700           67
      Nvidia*                              1,240           42
      Omnivision Technologies*             1,890           24
      QLogic*                              2,000           60
      Texas Instruments                    2,675           76
      Xilinx                                 420           10
      Zoran*                               1,360           20
                                                  ------------
                                                          760
      ELECTRONIC DESIGN AUTOMATION -- 0.0%
      Cadence Design Systems*                705           11
                                                  ------------
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                        1,800           58
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 0.4%
      Informatica*                         5,010           60
      MicroStrategy, Cl A*                   155           11
      SAP ADR                              2,120           91
      SSA Global Technologies*             1,930           30
      Sybase*                              3,300           73
                                                  ------------
                                                          265
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Fargo Electronics*                   1,350           26
                                                  ------------
      INTERNET APPLICATION SOFTWARE -- 0.1%
      Verity*                              4,045           40
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                               665           20
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      Radware*                             2,700           50
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      INTERNET SECURITY -- 0.3%
      McAfee*                              2,400  $        72
      Symantec*                            4,782          114
                                                  ------------
                                                          186
      NETWORKING PRODUCTS -- 0.2%
      Cisco Systems*                       2,423           42
      Foundry Networks*                    4,170           50
      Juniper Networks*                      910           21
                                                  ------------
                                                          113
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Xerox*                               1,300           18
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
      Marvell Technology Group*            1,000           47
      Maxim Integrated Products              325           11
      Standard Microsystems*               1,035           29
      Taiwan Semiconductor
         Manufacturing ADR                 6,380           52
      United Microelectronics ADR          6,617           19
                                                  ------------
                                                          158
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     680           11
                                                  ------------
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                    8,000           40
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT -- 0.1%
      Comtech Telecommunications*            500           19
      Comverse Technology*                 1,130           28
      Scientific-Atlanta                     550           20
                                                  ------------
                                                           67
      TELECOMMUNICATIONS SERVICES -- 0.4%
      AFK Sistema  GDR 144A                1,600           33
      Amdocs*                              5,620          149
      Iowa Telecommunications
         Services*                         2,835           47
      Telekomunikasi Indonesia ADR           800           16
                                                  ------------
                                                          245
      TELEPHONE-INTEGRATED -- 0.1%
      Philippine Long Distance
         Telephone ADR                     2,500           75
                                                  ------------
      TRANSACTIONAL SOFTWARE -- 0.0%
      Transaction Systems
      Architects*                            600           16
                                                  ------------
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                            920           40
                                                  ------------
      WEB PORTALS/ISP -- 0.7%
      Google, Cl A*                          535          199
      Yahoo!*                              7,291          270
                                                  ------------
                                                          469
      WIRELESS EQUIPMENT -- 0.6%
      Motorola                             4,064           90
      Nokia ADR                           10,615          178

9                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      WIRELESS EQUIPMENT -- CONTINUED
      Qualcomm                             2,860  $       114
                                                  ------------
                                                          382
                                                  ------------
    Total Technology (Cost $ 4,257)                     4,603
                                                  ------------
    TRANSPORTATION -- 1.2%
      AIRLINES -- 0.1%
      Skywest                                470           14
      Southwest Airlines                   1,610           26
                                                  ------------
                                                           40
      TRANSPORT-MARINE -- 0.2%
      CP Ships                             1,265           27
      General Maritime*                      900           33
      Kirby*                                 450           23
      Overseas Shipholding Group           1,650           79
                                                  ------------
                                                          162
      TRANSPORT-RAIL -- 0.6%
      Burlington Northern Santa Fe         2,282          142
      Canadian Pacific Railway             2,400           99
      CSX                                  1,825           84
      Norfolk Southern                     2,075           83
                                                  ------------
                                                          408
      TRANSPORT-SERVICES -- 0.1%
      Offshore Logistics*                    900           30
      United Parcel Service, Cl B            316           23
                                                  ------------
                                                           53
      TRANSPORT-TRUCK -- 0.2%
      Celadon Group*                         750           17
      CNF                                    210           12
      JB Hunt Transport Services           5,700          111
                                                  ------------
                                                          140
                                                  ------------
    Total Transportation (Cost $ 741)                     803
                                                  ------------
    UTILITIES -- 1.4%
      ELECTRIC-GENERATION -- 0.1%
      AES*                                 4,022           64
                                                  ------------
      ELECTRIC-INTEGRATED -- 0.8%
      Alliant Energy                         225            6
      Duke Energy                          4,156          110
      Edison International                   365           16
      Entergy                              2,397          169
      MGE Energy                             235            8
      OGE Energy                           4,100          106
      Pike Electric*                         570           11
      Public Service Enterprise
      Group                                  300           19
      TXU                                  1,055          106
                                                  ------------
                                                          551
      ENERGY-ALTERNATE SOURCES -- 0.0%
      Headwaters*                            550           18
                                                  ------------
      GAS-DISTRIBUTION -- 0.2%
      Energen                              3,000          113
      UGI                                  1,350           32
                                                  ------------
                                                          145

DESCRIPTION                            SHARES      VALUE (000)
      INDEPENDENT POWER PRODUCER -- 0.1%
      Reliant Energy*                      1,510  $        19
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
      American Electric Power              2,551           97
      Delta Electronics GDR                6,600           55
                                                  ------------
                                                          152
                                                  ------------
    Total Utilities (Cost $ 907)                          949
                                                  ------------
Total Common Stock (Cost $30,327)                      31,917
                                                  ------------

FOREIGN COMMON STOCK -- 10.7%
    AUSTRALIA -- 1.0%
      Aristocrat Leisure                     700            6
      Babcock & Brown                      9,986          125
      BHP Billiton                         5,450           84
      Commonwealth Bank of
         Australia                           300            9
      Insurance Australia Group            2,827           11
      Macarthur Coal*                        900            4
      Macquarie Bank                         500           24
      QBE Insurance Group                  9,636          129
      Rinker Group                        14,700          167
      Santos                               5,665           46
      Westpac Banking                      6,252           97
                                                  ------------
    Total Australia                                       702
                                                  ------------
    AUSTRIA -- 0.1%
      Andritz*                               200           18
      EVN*                                   631           52
      OMV*                                   359           20
      Telekom Austria*                       500           10
                                                  ------------
    Total Austria                                         100
                                                  ------------
    BELGIUM -- 0.3%
      Belgacom                               200            7
      Dexia                                2,500           54
      Fortis*                              5,700          162
                                                  ------------
    Total Belgium                                         223
                                                  ------------
    CANADA -- 0.4%
      Canadian Natural Resources             800           33
      Dofasco*                               100            3
      EnCana*                              1,600           73
      Gerdau Ameristeel*                     500            2
      IPSCO*                                 669           48
      Metro, Cl A*                           700           20
      National Bank of Canada*               300           15
      Petro-Canada*                          800           28
      Teck Cominco, Cl B                     600           25
      TELUS*                               1,300           49
                                                  ------------
    Total Canada                                          296
                                                  ------------
    DENMARK -- 0.1%
      Dampskibsselskabet Torm*                37            4
      Jyske Bank*                          1,900           95
                                                  ------------
    Total Denmark                                          99
                                                  ------------
    FINLAND -- 0.1%
      Rautaruukki*                           800           16

10                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
    FINLAND -- CONTINUED
      Sampo, Cl A*                         2,800  $        43
                                                  ------------
    Total Finland                                          59
                                                  ------------
    FRANCE -- 0.8%
      BNP Paribas                          2,465          187
      France Telecom*                        600           16
      Lafarge*                                70            6
      Societe Generale*                      215           24
      Total                                  231           58
      Ubisoft Entertainment*                 700           32
      Vivendi Universal*                   5,750          181
                                                  ------------
    Total France                                          504
                                                  ------------
    GERMANY -- 0.6%
      Adidas-Salomon                         165           28
      Allianz*                               459           65
      Balda*                                 129            1
      BASF*                                  211           15
      Continental*                         1,655          127
      Deutsche Boerse*                       397           37
      Deutsche Telekom*                      400            7
      E.ON*                                  155           14
      Mobilcom*                              937           19
      Muenchener
         Rueckversicherungs*                 404           47
      Schering*                              680           42
      Techem*                                139            6
                                                  ------------
    Total Germany                                         408
                                                  ------------
    HONG KONG -- 0.1%
      ASM Pacific Technology*              1,000            5
      Orient Overseas
      International*                       2,200            7
      Television Broadcasts                6,000           33
      Vtech Holdings*                      4,000           17
                                                  ------------
    Total Hong Kong                                        62
                                                  ------------
    ITALY -- 0.5%
      Banca Intesa*                        5,400           25
      Capitalia                           10,600           55
      ENI                                  7,950          213
      Milano Assicurazioni*                8,780           55
                                                  ------------
    Total Italy                                           348
                                                  ------------
    JAPAN -- 2.3%
      Bosch Auto Systems*                  3,034           16
      Century Leasing System*                900           12
      Chubu Electric Power                 3,700           92
      en-japan*                               10           42
      Fujitsu Frontech*                      400            4
      Japan Tobacco                           10          158
      Kawasaki Kisen Kaisha               10,700           67
      KDDI*                                   34          195
      Mitsubishi                           1,700           33
      Mitsui OSK Lines                    27,500          194
      Mizuho Financial                        30          200
      Nippon Steel                        14,000           50
      Nippon Yusen KK                     21,000          127
      Nissan Motor                         4,800           50
      NTT DoCoMo                               9           16
      Pacific Metals*                      3,000           13
      Point*                                 300           19
      Santen Pharmaceutical*                 400           10

DESCRIPTION                            SHARES      VALUE (000)
    JAPAN -- CONTINUED
      Teijin                               5,000  $        30
      Toshiba TEC*                         2,000            9
      Yamaha Motor                         9,200          198
                                                  ------------
    Total Japan                                         1,535
                                                  ------------
    NETHERLANDS -- 0.3%
      Aegon*                               3,978           60
      Boskalis Westminster*                  205           10
      ING Groep                            3,396           98
      Royal KPN*                             300            3
      TNT*                                   600           14
                                                  ------------
    Total Netherlands                                     185
                                                  ------------
    NEW ZEALAND -- 0.3%
      Fletcher Building                   31,059          171
                                                  ------------
    NORWAY -- 0.2%
      Statoil*                             4,800          107
                                                  ------------
    SPAIN -- 0.9%
      Banco Bilbao Vizcaya
         Argentaria                        5,854          103
      Banco Santander Central
         Hispano                          19,948          254
      Gestevision Telecinco*               1,700           38
      Repsol YPF*                          6,600          196
                                                  ------------
    Total Spain                                           591
                                                  ------------
    SWEDEN -- 0.2%
      Nordea Bank*                        13,500          132
                                                  ------------
    SWITZERLAND -- 0.4%
      Credit Suisse Group*                 2,760          122
      Syngenta*                              100           10
      Xstrata*                             1,000           23
      Zurich Financial Service*              510           87
                                                  ------------
    Total Switzerland                                     242
                                                  ------------
    UNITED KINGDOM -- 2.1%
      Alliance Unichem                     2,200           30
      Antofagasta*                         2,950           76
      Ashtead*                             6,039           15
      AstraZeneca                          4,935          221
      Aviva                                  300            4
      BHP Billiton                        12,040          177
      British Sky Broadcasting             2,900           26
      Corus*                               3,418            3
      Hanson                               3,824           39
      HBOS                                 6,800          100
      HSBC Holdings                          900           14
      International Power                  7,500           31
      Lloyds TSB                          10,500           86
      Michael Page International*          5,146           21
      Next                                   610           14
      Royal Dutch Shell, Cl B*             4,999          163
      SABMiller                            3,000           57
      Sage*                                  687            3
      Scottish & Southern Energy           3,100           54
      Scottish Power                         500            5
      Shire Pharmaceuticals*                 400            5
      Smiths                              11,770          190
      Standard Chartered*                  1,099           23
      Tesco                                1,784            9

11                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

    UNITED KINGDOM -- CONTINUED
      Ultra Electronics Holdings*            700  $        11
      Vodafone                            11,964           31
                                                  ------------
    Total United Kingdom                                1,408
                                                  ------------
Total Foreign Common Stock (Cost $6,645)                7,172
                                                  ------------

INVESTMENT COMPANY -- 0.0%
      INDEX FUND-MID CAP -- 0.0%
      Midcap SPDR Trust Series 1*            150           19
                                                  ------------
Total Investment Company (Cost $19)                        19
                                                  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.3% Federal Home Loan
    Mortgage Corporation
      6.000%, 08/01/29                      $ 39           39
      6.000%, 08/01/34                        41           41
      6.000%, 10/01/34                       155          157
      5.500%, 09/01/17                        94           94
      5.500%, 09/01/19                        87           88
      5.500%, 10/01/34                       102          101
      5.500%, 01/01/35                        47           46
      5.500%, 02/01/35                       254          251
      5.500%, 03/01/35                        92           91
      5.500%, 06/01/35                       497          491
      5.000%, 02/01/19                        29           29
      5.000%, 07/01/19                        88           87
      5.000%, 05/01/20                       479          473
    Federal National Mortgage
      Association
      6.500%, 03/01/35                       353          363
      6.000%, 09/01/34                       327          330
      6.000%, 10/01/34                        13           13
      6.000%, 12/01/34                       152          153
      6.000%, 12/01/34                       137          138
      6.000%, 07/01/35                       505          509
      6.000%, 08/01/35                       510          514
      5.500%, 03/01/20                       109          109
      5.500%, 07/01/33                       681          672
      5.500%, 03/01/35                       276          272
      5.500%, 06/01/35                       246          243
      5.500%, 09/01/35                        20           20
      5.000%, 10/01/19                       137          135
      5.000%, 09/01/20                       139          137
                                                  ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations (Cost $5,705)                             5,596
                                                  ------------

CORPORATE BONDS -- 10.3%
    Advanta Capital Trust, Ser B
      8.990%, 12/17/26                        20           20
    Ahern Rentals 144A Private
      Placement
      9.250%, 08/15/13                        60           61
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                        50           55
    Allied Waste North America,
      Ser B
      8.875%, 04/01/08                        70           73
    Alltel
      4.656%, 05/17/07                       110          109
    Alrosa Finance 144A
      8.875%, 11/17/14                        50           57

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

CORPORATE BONDS --  CONTINUED
    America Movil
      6.375%, 03/01/35                 $      70    $      66
    American General Finance, Ser
      G MTN
      5.375%, 09/01/09                        70           71
    AmerisourceBergen, 144A
      Private Placement
      5.875%, 09/15/15                       100           96
    Amgen
      4.000%, 11/18/09                        60           58
    AT&T Wireless Services
      8.750%, 03/01/31                        75           98
       8.125%, 05/01/12                       40           46
    Bank One
      5.900%, 11/15/11                        90           93
    Baxter International
      5.250%, 05/01/07                        65           66
    BCPLU Crystal US Holdings
      9.625%, 06/15/14                        50           55
    BP Amoco
      8.500%, 04/01/12                        80           95
    Capital One Financial
      4.800%, 02/21/12                        40           38
    Carnival
      3.750%, 11/15/07                       120          117
    Chesapeake Energy
      6.875%, 01/15/16                        35           35
    Chubb
      4.934%, 11/16/07                       130          130
    Citigroup
      2.400%, 10/31/25                     8,000           69
    Clayton Williams Energy 144A
      7.750%, 08/01/13                        60           58
    Comcast
      7.625%, 02/15/08                        30           32
      5.300%, 01/15/14                        95           92
    Consolidated Natural Gas
      6.875%, 10/15/26                       135          146
    DaimlerChrysler
      4.750%, 01/15/08                        45           45
    Dynegy Holdings 144A
      10.125%, 07/15/13                       50           55
    Echostar DBS
      6.625%, 10/01/14                       100           97
    ERP Operating
      5.125%, 03/15/16                        75           73
    FedEx
      9.650%, 06/15/12                        60           74
    Ford Motor Credit
      7.375%, 10/28/09                       100           95
    FPL Group Capital, Ser A
      4.086%, 02/16/07                        10           10
    General Cable
      9.500%, 11/15/10                        50           53
    General Electric Capital, Ser
      A MTN
      6.875%, 11/15/10                       130          140
    General Motors Acceptance
      7.000%, 02/01/12                        65           63
    General Nutrition Center
      8.625%, 01/15/11                        50           47
    Georgia Power, Ser J
      4.875%, 07/15/07                        85           85
    Greenbrier Companies
      8.375%, 05/15/15                        50           51

12                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    HCA
      6.375%, 01/15/15                $       55     $     54
    Hewlett-Packard
      5.750%, 12/15/06                       115          116
    HSBC Finance
      4.750%, 04/15/10                        65           64
    Hudbay Mining
      9.625%, 01/15/12                        50           52
    Intelsat Bermuda 144A
      8.695%, 01/15/12                        30           30
    J.B. Poindexter 144A
      8.750%, 03/15/14                        60           53
    J.C. Penney
      8.125%, 04/01/27                        50           52
    John Deere Capital
      4.375%, 03/14/08                        70           69
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                        50           49
    K. Hovnanian
      8.875%, 04/01/12                        50           52
    Kinder Morgan
      6.500%, 09/01/12                        45           48
    Lockheed Martin
      7.200%, 05/01/36                        90          107
    Marathon Oil
      5.375%, 06/01/07                        80           81
    Merril Lynch, Ser C MTN
      4.250%, 02/08/10                       110          106
    Metlife
      5.000%, 06/15/15                        75           73
    MGM Mirage
      6.625%, 07/15/15                        45           44
       5.875%, 02/27/14                       55           51
    Midamerican Energy Holdings
      3.500%, 05/15/08                        45           46
    Midamerican Energy Holdings
      144A
      5.875%, 10/01/12                        45           46
    Motorola
      8.000%, 11/01/11                        85           98
    Navistar International
      6.250%, 03/01/12                        45           40
    Neenah Paper
      7.375%, 11/15/14                        52           48
    Nextel Communications
      Callable 10/31/2011 @ 100
      6.875%, 10/31/13                       125          131
    Nova Chemicals Corp, 144A
      Private Placement
      7.561%, 11/15/13                       100          101
    PNC Funding
      4.200%, 03/10/08                       120          118
    Prudential Financial MTN
      3.750%, 05/01/08                        10           10
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                        70           69
    PSE&G Power
      6.950%, 06/01/12                       110          118
    PXRE
      8.850%, 02/15/27                        35           44
    Quest Diagnostic 144A Private
      Placement
      5.125%, 11/01/10                        70           70
    Qwest
      8.875%, 03/15/12                       100          110

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    Reed Elsevier Capital
      6.125%, 08/01/06                $       65     $     65
    Regions Financial
      4.500%, 08/08/08                       130          128
    Restaurant
      10.000%, 10/01/13                       50           44
    Rogers Cable
      6.750%, 03/15/15                        30           30
    Rogers Wireless
      8.000%, 12/15/12                        30           32
    Sanmina-sci  Callable:
       01/15/07 @ 105.188,
       01/15/08 @ 102.594
       10.375%, 01/15/10                     100          110
    Schering-Plough
      6.750%, 12/01/33                        65           73
    SLM
      4.000%, 01/15/10                        90           87
    SLM, Ser A MTN
      4.500%, 07/26/10                       105          102
    Solo Cup
      8.500%, 02/15/14                        50           41
    Southern Company Capital
      Funding, Ser A
      5.300%, 02/01/07                        80           80
    Southern Peru Copper 144A
      6.375%, 07/27/15                       100           98
    Stater Brothers Holdings
      8.125%, 06/15/12                        50           49
    STATS ChipPAC
      6.750%, 11/15/11                        25           24
    Telecom Italia Capital
      4.000%, 11/15/08                       100           97
    TFM 144A
      9.375%, 05/01/12                        50           54
    Time Warner
      7.625%, 04/15/31                        50           56
    Town Sports International
      9.625%, 04/15/11                        40           41
    Toys R Us
      7.875%, 04/15/13                        50           40
    Universal City Florida
      8.443%, 05/01/10                        30           31
    Univision Communications
      3.875%, 10/15/08                        85           82
    Uno Restaurant 144A
      10.000%, 02/15/11                       25           22
    Verizon Wireless Capital
      5.375%, 12/15/06                       120          121
    Washington Mutual Financial
      6.875%, 05/15/11                        75           81
    WCI Communities
      10.625%, 02/15/11                      100          105
    Wellpoint
      5.000%, 12/15/14                        50           49
      3.750%, 12/14/07                        40           39
    Weyerhaeuser
      5.950%, 11/01/08                        45           46
    Wyeth
      5.500%, 02/01/14                        70           71
    Xcel Energy
      7.000%, 12/01/10                        85           92
                                                  ------------
Total Corporate Bonds (Cost $7,007)                     6,881
                                                  ------------

13                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

U.S. TREASURY OBLIGATIONS -- 10.3%
    U.S. Treasury Bond
      7.500%, 11/15/16               $       100   $      124
      5.375%, 02/15/31                       690          752
    U.S. Treasury Note
      5.750%, 08/15/10                       560          591
      4.250%, 10/15/10                        95           94
      4.125%, 05/15/15                     1,155        1,115
      4.000%, 09/30/07                        40           40
      3.875%, 07/31/07                        60           59
      3.875%, 07/15/10                     1,867        1,820
      3.875%, 09/15/10                        70           68
      3.375%, 02/15/08                     1,125        1,100
      3.375%, 09/15/09                       670          645
      2.000%, 01/15/14                       526          527
                                                  ------------
Total U.S. Treasury Obligations (Cost $7,055)           6,935
                                                  ------------

FOREIGN BONDS -- 1.4%
    Australian Government
      5.250%, 08/15/10                       230          171
    Canada
      5.250%, 06/01/13                       139          127
    Denmark
      5.000%, 11/15/13                       659          119
    Deutschland
      3.750%, 07/04/13                        99          123
    Netherlands Government
      4.250%, 07/15/13                        95          121
    Norwegian Government
      6.500%, 05/15/13                       675          122
    United Kingdom Gilt
      4.250%, 03/07/36                        70          124
                                                  ------------
Total Foreign Bonds (Cost $926)                           907
                                                  ------------

ASSET-BACKED SECURITIES -- 0.5%
      HOME EQUITY LOANS -- 0.4%
      Citigroup Commercial
         Mortgage, Ser 2004-C2,
         Cl A3                                80           77
      JP Morgan Chase CMO, Ser
         2005-lDP1, Cl A2                    100           98
      JP Morgan Chase Commercial
         Mortgage, Ser 2004-CBX,
         Cl A4                                70           68
      Residential Asset Mortgage
         Program, Ser 2004-RS12,
         Cl AI2                               35           34
                                                  ------------
                                                          277
      INFRASTRUCTURE -- 0.1%
      TXU, Ser 2004-1  Cl A2                  35           35
                                                  ------------
Total Asset-Backed Securities (Cost $320)                 312
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
    Federal Home Loan Mortgage
      Corporation
      6.500%, 04/01/35                        18           19
      5.875%, 03/21/11                       105          109
      5.500%, 08/01/20                       401          404

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
Federal National Mortgage
  Association
      5.125%, 01/02/14                $      110  $       109
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $653)                                             641
                                                  ------------

MORTGAGE RELATED -- 1.3%
    Banc of America CMO,
      Ser 2003-2, Cl A2                       30           29
      4.342%, 03/11/41
    Banc Of America Mortgage CMO,
      Series: 2004-8  Class: 3a1
      5.250%, 10/25/19                        33           32
    Bear Stearns Commercial
      Mortgage, Ser 2005-t20 Cl A2
      5.127%, 10/12/42                        85           85
    Chase Mortgage Finance CMO,
      Ser 2004-s1 Cl A3
      5.500%, 02/25/19                        16           16
    Countrywide Alternative Loan
      Trust, Ser 2005-53-t2  Cl 2a1
      6.000%, 11/25/35                       397          401
    Countrywide Home Loans CMO,
      Ser 2004-18, Cl A1
      6.000%, 10/25/34                        78           79
    Prime Mortgage Trust CMO, Ser
      2005-2  Cl 1a3
      5.250%, 07/25/20                       250          248
                                                 ------------
Total Mortgage Related (Cost $895)                        890
                                                  ------------

REPURCHASE AGREEMENT -- 7.7%
  Deutsche Bank 4.010%, dated
    10/31/05, to be repurchased
    on 11/01/05, repurchase price
    $5,159,383 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $552,000 to
    $4,707,000, 0.000% to 2.910%,
    05/04/06 to 06/16/06; total
    market value $5,262,070) (A)           5,159        5,159
                                                  ------------
Total Repurchase Agreement (Cost $5,159)                5,159
                                                  ------------

Total Investments 99.1% +
  (Cost $64,711)                                       66,429
                                                  ------------

Other Assets and Liabilities, Net 0.9%                    574
                                                  ------------

Total Net Assets (100.0%)                         $    67,003
                                                  ============

* Non-income producing security.
144A -- Security exempt from registration under Rule
   144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2005, the value of these securities amounted to approximately $1,094,000, representing 1.6% of net assets in the Fund.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
GDR -- Global Depositary Receipt

14                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
October 31, 2005 (Unaudited)


LLC -- Limited Liability Company
MTN -- Medium-Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt
Cost figures are shown with "000's" omitted.
Amounts designated as "--" are either $0 or have been rounded to $0.
+ At October 31, 2005, the tax basis cost of the Fund's investments was $64,710,837, and the unrealized appreciation and depreciation were $3,170,030 and $(1,451,322), respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


The Fund had the following Forward Foreign Currency Contracts outstanding at October 31, 2005:


-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  MATURITY                                                                                       UNREALIZED APPRECIATION/
    DATE               CURRENCY TO DELIVER            CURRENCY TO RECEIVE     CONTRACT VALUE          (DEPRECIATION)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      AUD    $24,754                USD    $24,288                 $24,754            $(466)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      CAD    28,484                 EUR    28,084                  28,485             (400)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      DKK    14,455                 EUR    14,450                  14,388             5
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/05      DKK    26,787                 USD    26,900                  26,787             113
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/05      EUR    44,323                 AUD    45,184                  44,990             861
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/05      EUR    108,477                NOK    107,000                 106,542            (1,447)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/05      EUR    1,766,867              USD    1,769,189               1,766,867          2,321
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/05      EUR    2,062                  AUD    2,063                   2,057              2
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      GBP    9,629                  EUR    9,684                   9,593              55
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      GBP    31,453                 USD    31,739                  31,453             286
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      JPY    699,097                EUR    682,513                 697,227            (16,583)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      JPY    365,764                USD    358,800                 365,764            (6,964)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      NOK    71,343                 USD    72,497                  71,343             1,154
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      SEK    129,405                EUR    126,240                 128,675            (3,165)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      USD    78,764                 EUR    78,528                  78,528             (236)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      USD    109,717                SEK    112,049                 112,049            2,332
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
  01/17/06      USD    46,332                 AUD    46,537                  46,537             205
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------
TOTAL                                                                        3,556,039          (21,927)
-------------- ------- --------------------- ------- ----------------------- ------------------ ----------------------------

AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- U.S. Dollar

15                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 60.9%
    BASIC MATERIALS -- 2.2%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                               6,700  $       142
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
      USG*                                   750           44
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.6%
      Dow Chemical                         2,507          115
      Lyondell Chemical                    3,263           87
      Nova Chemicals                       2,600           93
      Olin                                 6,965          125
                                                  ------------
                                                          420
      CHEMICALS-PLASTICS -- 0.1%
      Spartech                             2,465           47
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.1%
      Eastman Chemical                       205           11
      Hercules*                            3,815           42
                                                  ------------
                                                           53
      COAL -- 0.1%
      Peabody Energy                         530           41
                                                  ------------
      CONTAINERS-METAL/GLASS -- 0.0%
      Crown Holdings*                      2,050           33
                                                  ------------
      DIVERSIFIED MINERALS -- 0.0%
      Cia Vale do Rio Doce ADR             1,000           41
                                                  ------------
      FORESTRY -- 0.2%
      Plum Creek Timber                    3,100          121
                                                  ------------
      INDUSTRIAL GASES -- 0.2%
      Air Products & Chemicals               295           17
      Airgas                               1,700           48
      Praxair                              1,210           60
                                                  ------------
                                                          125
      METAL-COPPER -- 0.1%
      Phelps Dodge                           860          104
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.2%
      Neenah Paper*                        4,230          123
      Schweitzer-Mauduit
         International                       900           22
      Smurfit-Stone Container*             2,000           21
                                                  ------------
                                                          166
      RUBBER-TIRES -- 0.0%
      Goodyear Tire & Rubber*              2,460           39
                                                  ------------
      STEEL-PRODUCERS -- 0.3%
      Evraz Group GDR                      3,600           61
      Nucor                                2,718          163
      Schnitzer Steel, Cl A                  800           25
                                                  ------------
                                                          249
                                                  ------------
    Total Basic Materials (Cost $ 1,578)                1,625
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
    CONSUMER CYCLICAL -- 7.1%
      APPAREL MANUFACTURERS -- 0.3%
      Carter's*                            1,030  $        65
      Coach*                               1,430           46
      Polo Ralph Lauren                    2,330          115
      VF                                     444           23
                                                  ------------
                                                          249
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                             520           44
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Dolby Laboratories, Cl A*              830           13
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
      BorgWarner                             585           34
                                                  ------------
      BROADCAST SERVICES/PROGRAMMING -- 0.2%
      Citadel Broadcasting*                1,315           18
      Liberty Global  Ser C*                 699           17
      Liberty Global, Cl A*                  379            9
      Nexstar Broadcasting
         Group, Cl A*                     14,960           69
                                                  ------------
                                                          113
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
      DR Horton                            3,965          122
      KB Home                              2,327          152
      Pulte Homes                          1,930           73
                                                  ------------
                                                          347
      CABLE TV -- 0.5%
      Comcast*                             4,034          112
      Insight Communications, Cl A*        5,215           60
      Mediacom Communications,
         Cl A*                            36,155          210
                                                  ------------
                                                          382
      CASINO SERVICES -- 0.3%
      Harrah's Entertainment               1,500           90
      International Game
        Technology                           820           22
      Scientific Games, Cl A*              3,970          119
                                                  ------------
                                                          231
      CRUISE LINES -- 0.4%
      Carnival                             5,554          276
      Royal Caribbean Cruises                905           37
                                                  ------------
                                                          313
      DISTRIBUTION/WHOLESALE -- 0.1%
      CDW                                    455           25
      Nuco2*                                 650           15
                                                  ------------
                                                           40
      ENTERTAINMENT SOFTWARE -- 0.4%
      Activision*                         11,015          174
      Electronic Arts*                       700           40
      THQ*                                 2,075           48
                                                  ------------
                                                          262
      GAMBLING (NON-HOTEL) -- 0.0%
      Isle of Capri Casinos*               1,050           22
                                                  ------------

1                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      GOLF -- 0.0%
      Callaway Golf                          710  $        10
                                                  ------------
      HOTELS & MOTELS -- 0.5%
      Fairmont Hotels & Resorts              495           16
      Jameson Inns*                       52,260          109
      Lodgian*                             5,335           54
      Marriott International, Cl A           760           45
      Orient Express Hotels, Cl A            347           10
      Starwood Hotels & Resorts
         Worldwide                         1,947          114
                                                  ------------
                                                          348
      LEISURE & RECREATIONAL PRODUCTS -- 0.1%
      Brunswick                            1,324           50
                                                  ------------
      MULTIMEDIA -- 0.2%
      Entravision
         Communications, Cl A*            11,905           98
      EW Scripps, Cl A                       790           36
      Walt Disney                          1,642           40
                                                  ------------
                                                          174
      PUBLISHING-BOOKS -- 0.1%
      Scholastic*                          2,880           94
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.2%
      Gannett                              1,211           76
      Journal Register*                    4,975           80
                                                  ------------
                                                          156
      PUBLISHING-PERIODICALS -- 0.2%
      Reader's Digest                      8,110          124
                                                  ------------
      RADIO -- 0.6%
      Cumulus Media, Cl A*                 2,760           34
      Emmis Communications, Cl A*          3,995           78
          Radio One, Cl A*                    14          169
      Radio One, Cl D*                         4           42
      Spanish Broadcasting
         System, Cl A*                    12,155           74
      Westwood One*                          600           11
                                                  ------------
                                                          408
      RETAIL-APPAREL/SHOE -- 0.2%
      Charming Shoppes*                    3,000           34
      Childrens Place Retail
        Stores*                            1,300           56
      JOS A Bank Clothiers*                  800           33
      Urban Outfitters*                      900           25
                                                  ------------
                                                          148
      RETAIL-BEDDING -- 0.0%
      Bed Bath & Beyond*                     550           22
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.4%
      Home Depot                           3,279          135
      Lowe's                               2,590          157
                                                  ------------
                                                          292
      RETAIL-COMPUTER EQUIPMENT -- 0.0%
      GameStop, Cl A*                        920           33
                                                  ------------
      RETAIL-DISCOUNT -- 0.2%
      Costco Wholesale                       265           13

DESCRIPTION                            SHARES      VALUE (000)
      RETAIL-DISCOUNT -- CONTINUED
      Dollar General                       3,969  $        77
      Target                                 580           32
                                                  ------------
                                                          122
      RETAIL-DRUG STORE -- 0.2%
      CVS                                  4,030           99
      Walgreen                               840           38
                                                  ------------
                                                          137
      RETAIL-HYPERMARKETS -- 0.1%
      Wal-Mart de Mexico ADR, Cl V         1,800           88
                                                  ------------
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                615           24
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.0%
      JC Penney                              541           28
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 0.1%
      OfficeMax                              820           23
      Staples                              2,415           55
                                                  ------------
                                                           78
      RETAIL-PAWN SHOPS -- 0.1%
      Cash America International           1,350           29
      Ezcorp, Cl A*                        1,750           26
                                                  ------------
                                                           55
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                  2,250           72
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
      Kohl's*                              1,520           73
                                                  ------------
      RETAIL-RESTAURANTS -- 0.2%
      Darden Restaurants                   1,550           50
      Lone Star Steakhouse &
        Saloon                             1,690           44
      PF Chang's China Bistro*               700           32
      Starbucks*                           1,000           28
                                                  ------------
                                                          154
      RETAIL-VIDEO RENTAL -- 0.2%
      Blockbuster, Cl A                   23,240          106
      Movie Gallery                        1,950           14
                                                  ------------
                                                          120
      TELEVISION -- 0.3%
      Sinclair Broadcast Group, Cl A      21,680          180
                                                  ------------
      THEATERS -- 0.0%
      Carmike Cinemas                        650           14
                                                  ------------
      TOYS -- 0.1%
      Mattel                               7,017          103
                                                  ------------
    Total Consumer Cyclical (Cost $ 5,328)              5,157
                                                  ------------
    CONSUMER NON-CYCLICAL -- 3.4%
      AGRICULTURAL OPERATIONS -- 0.4%
      Delta & Pine Land                    3,140           78
      Monsanto                             1,270           80

2                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      Tejon Ranch*                         2,870  $       128
                                                  ------------
                                                          286
      BEVERAGES-NON-ALCOHOLIC -- 0.1%
      PepsiCo                                750           44
                                                  ------------
      BEVERAGES-WINE/SPIRITS -- 0.0%
      Constellation Brands*                  165            4
                                                  ------------
      BREWERY -- 0.4%
      Grupo Modelo ADR, Cl C               2,500           77
      Molson Coors Brewing, Cl B           1,500           92
      Quilmes Industrial ADR               3,600          112
      United Breweries                     1,100           27
                                                  ------------
                                                          308
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
      Fortune Brands                       2,039          155
      Helen of Troy*                       3,490           63
                                                  ------------
                                                          218
      COSMETICS & TOILETRIES -- 0.1%
      Procter & Gamble                       890           50
                                                  ------------
      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          3,750          136
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.2%
      Archer-Daniels-Midland               6,860          167
                                                  ------------
      FOOD-MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    5,100          151
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                        4,572          106
                                                  ------------
      FOOD-RETAIL -- 0.1%
      Albertson's                            700           17
      Whole Foods Market                     270           39
                                                  ------------
                                                           56
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                         275           16
                                                  ------------
      POULTRY -- 0.2%
      Pilgrim's Pride                      2,600           82
      Sanderson Farms                      1,200           41
                                                  ------------
                                                          123
      TOBACCO -- 1.1%
      Altria Group                         5,636          423
      Imperial Tobacco ADR                 3,838          222
      UST                                  4,036          167
                                                  ------------
                                                          812
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 2,446)          2,477
                                                  ------------
    ENERGY -- 5.9%
      COAL -- 0.1%
      Arch Coal                              150           12
      Consol Energy                        1,500           91
                                                  ------------
                                                          103

DESCRIPTION                            SHARES      VALUE (000)
      OIL & GAS DRILLING -- 0.8%
      Atwood Oceanics*                       495  $        35
      ENSCO International                    570           26
      GlobalSantaFe                          300           13
      Nabors*                              3,540          243
      Pride International*                 4,690          132
      Rowan                                  665           22
      Todco, Cl A*                           295           13
      Transocean*                          1,780          102
                                                  ------------
                                                          586
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.9%
      Anadarko Petroleum                     662           60
      Berry Petroleum, Cl A                1,050           63
      Devon Energy                         2,605          157
      Energy Partners*                       900           23
      Houston Exploration*                   600           31
      Meridian Resource*                   7,090           32
      Newfield Exploration*                2,100           95
      Noble Energy                            20            1
      Penn Virginia                          900           49
      Pogo Producing                         105            5
      Southwestern Energy*                   500           36
      Stone Energy*                        1,250           58
      Unit*                                  800           42
                                                  ------------
                                                          652
      OIL COMPANIES-INTEGRATED -- 2.8%
      Amerada Hess                         1,090          136
      BJ Services                          2,860           99
      BP ADR                               3,028          201
      Chevron                              2,940          168
      China Petroleum & Chemical
         ADR                               1,900           76
      ConocoPhillips                       7,792          509
      Exxon Mobil                          3,989          224
      LUKOIL ADR*                          1,900          105
      Marathon Oil                         1,413           85
      Occidental Petroleum                 3,596          284
      Petroleo Brasileiro ADR              1,300           83
      Schlumberger                           480           44
      Tidewater                              300           14
      Weatherford International*             105            7
                                                  ------------
                                                        2,035
      OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
      Cooper Cameron*                      1,500          111
      Gulf Island Fabrication                500           13
      Maverick Tube*                       1,050           32
      National Oilwell Varco*                830           52
                                                  ------------
                                                          208
      OIL REFINING & MARKETING -- 0.2%
      Frontier Oil                         3,100          115
      Giant*                               1,050           60
                                                  ------------
                                                          175
      OIL-FIELD SERVICES -- 0.3%
      Cal Dive International*              1,010           62
      Core Laboratories*                   2,280           73
      W-H Energy Services*                 2,765           84
                                                  ------------
                                                          219

3                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      PIPELINES -- 0.5%
      China Gas Holdings ADR*                800  $        63
      El Paso                              2,335           28
      National Fuel Gas                    3,650          110
      Questar                              1,500          118
      Williams                               975           22
                                                  ------------
                                                          341
                                                  ------------
    Total Energy (Cost $ 3,897)                         4,319
                                                  ------------
    FINANCIAL -- 14.0%
      COMMERCIAL BANKS NON-US -- 0.5%
      Akbank TAS ADR*                      4,400           55
      Bank Hapoalim GDR                    3,100           59
      Kookmin Bank ADR                     4,000          234
                                                  ------------
                                                          348
      COMMERCIAL BANKS-CENTRAL US -- 0.1%
      Texas Regional
         Bancshares,   Cl A                  750           22
      Wintrust Financial                     750           40
                                                  ------------
                                                           62
      COMMERCIAL BANKS-EASTERN US -- 0.2%
      Commerce Bancorp                     2,775           84
      Signature Bank*                      1,650           48
                                                  ------------
                                                          132
      COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                   6,150          150
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 0.2%
      CVB Financial                        1,687           33
      Hanmi Financial                      1,800           33
      UCBH Holdings                        3,010           53
                                                  ------------
                                                          119
      FINANCE-CONSUMER LOANS -- 0.9%
      Asta Funding                         1,200           33
      Collegiate Funding Services
         LLC*                             12,300          180
      Portfolio Recovery
      Associates*                          1,585           62
      SLM                                  5,839          324
      World Acceptance*                    1,200           34
                                                  ------------
                                                          633
      FINANCE-CREDIT CARD -- 0.5%
      American Express                       113            5
      Capital One Financial                1,803          138
      MBNA                                 8,367          214
      Metris*                              1,825           27
                                                  ------------
                                                          384
      FINANCE-INVESTMENT BANKER/BROKER -- 0.7%
      Citigroup                            5,076          232
      Goldman Sachs Group                  1,210          153
      Merrill Lynch                        1,902          123
                                                  ------------
                                                          508
      FINANCE-MORTGAGE LOAN/BANKER -- 0.3%
      Countrywide Financial                6,025          191
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      FINANCE-OTHER SERVICES -- 0.3%
      Asset Acceptance Capital*            3,930  $       104
      Chicago Mercantile Exchange
         Holdings                            130           48
      GFI Group*                             295           13
      MarketAxess Holdings*                7,695           95
                                                  ------------
                                                          260
      FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                  420           30
      MGIC Investment                      1,864          110
                                                  ------------
                                                          140
      INSURANCE BROKERS -- 0.4%
      Brown & Brown                        2,550          139
      Hilb Rogal & Hobbs                   1,200           45
      USI Holdings*                        7,075           93
                                                  ------------
                                                          277
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
      Affiliated Managers Group*           1,070           82
      Federated Investors, Cl B              595           21
      Legg Mason                             370           40
                                                  ------------
                                                          143
      LIFE/HEALTH INSURANCE -- 1.1%
      Ceres Group*                         1,850           11
      China Life Insurance ADR*            1,700           50
      Cigna                                3,567          413
      KMG America*                        14,335          123
      Prudential Financial                 2,047          149
      UnumProvident                        1,840           37
                                                  ------------
                                                          783
      MULTI-LINE INSURANCE -- 1.4%
      ACE                                    433           23
      Allstate                             3,693          195
      American International Group           300           19
      Assurant                               175            7
      Hanover Insurance*                   1,510           57
      Hartford Financial Services
         Group                             1,951          156
      HCC Insurance Holdings                 810           24
      Loews                                1,856          173
      Metlife                              2,336          115
      XL Capital, Cl A                     3,579          229
                                                  ------------
                                                          998
      PROPERTY/CASUALTY INSURANCE -- 0.8%
      EMC Insurance Group                  4,640           86
      Fidelity National Financial            360           14
      Fidelity National Title
         Group                                60            1
      Fpic Insurance Group*                  950           36
      Philadelphia Consolidated
         Holding*                            650           63
      PMA Capital, Cl A*                   2,750           24
      Safeco                               2,600          145
      Selective Insurance Group            1,100           60
      St. Paul Travelers                     407           18
      WR Berkley                           3,100          135
                                                  ------------
                                                          582
      REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
      CB Richard Ellis Group, Cl A*        3,985          195

4                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      REAL ESTATE MANAGEMENT/SERVICES -- CONTINUED
      Jones Lang LaSalle*                    900  $        45
      Trammell Crow*                       2,460           63
                                                  ------------
                                                          303
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
      Brookfield Properties                2,067           61
      St. Joe                                165           11
                                                  ------------
                                                           72
      REINSURANCE -- 0.6%
      Aspen Insurance Holdings             2,405           58
      Axis Capital Holdings                1,000           26
      Endurance Specialty Holdings         1,400           46
      Odyssey Re Holdings                  1,010           26
      PartnerRe                            2,050          131
      PXRE Group                           6,195           67
      RenaissanceRe Holdings               2,500           95
                                                  ------------
                                                          449
      REITS-APARTMENTS -- 0.4%
      Archstone-Smith Trust                1,429           58
      AvalonBay Communities                  629           54
      Camden Property Trust                  820           46
      Equity Residential                   2,326           91
      GMH Communities Trust*               1,856           28
      Home Properties                        383           15
                                                  ------------
                                                          292
      REITS-DIVERSIFIED -- 0.1%
      Correctional Properties
      Trust                                  600           17
      Digital Realty Trust                 1,668           32
      Spirit Finance*                      2,093           23
      Washington Real Estate
         Investment Trust                    556           17
                                                  ------------
                                                           89
      REITS-HEALTH CARE -- 0.1%
      Omega Healthcare Investors           1,900           23
      Ventas                               1,030           32
                                                  ------------
                                                           55
      REITS-HOTELS -- 0.7%
      Ashford Hospitality Trust            8,735           92
      DiamondRock Hospitality              6,990           78
      Highland Hospitality                 1,500           16
      Hilton Hotels                        1,563           30
      Host Marriott                        1,550           26
      LaSalle Hotel Properties             1,972           70
      MeriStar Hospitality*               20,810          180
                                                  ------------
                                                          492
      REITS-MANUFACTURED HOMES -- 0.0%
      Equity Lifestyle Properties            421           18
                                                  ------------
      REITS-MORTGAGE -- 0.2%
      HomeBanc                            18,795          135
                                                  ------------
      REITS-OFFICE PROPERTY -- 0.8%
      Alexandria Real Estate
         Equities                            389           32
      American Financial Realty
        Trust                              1,820           22
      BioMed Realty Trust*                 1,206           30
      Boston Properties                    3,009          208
      Capital Automotive                   1,186           46

DESCRIPTION                            SHARES      VALUE (000)
      REITS-OFFICE PROPERTY -- CONTINUED
      Corporate Office Properties
         Trust                               950  $        33
      Glenborough Realty Trust               807           15
      Kilroy Realty                          335           19
      Liberty Property Trust               1,097           46
      Mack-Cali Realty                       721           31
      Parkway Properties                   1,158           54
      Trizec Properties                      718           16
      Vornado Realty Trust                   967           78
                                                  ------------
                                                          630
      REITS-REGIONAL MALLS -- 0.4%
      CBL & Associates Properties          2,850          106
      General Growth Properties            1,362           58
      Simon Property Group                 2,067          148
                                                  ------------
                                                          312
      REITS-SHOPPING CENTERS -- 0.3%
      Acadia Realty Trust                    109            2
      Equity One                             842           20
      Kimco Realty                         1,531           45
      Pan Pacific Retail
        Properties                           852           54
      Realty Income                          393            9
      Regency Centers                        794           44
      Tanger Factory Outlet
        Centers                              750           20
      Weingarten Realty Investors            675           24
                                                  ------------
                                                          218
      REITS-STORAGE -- 0.1%
      Public Storage                       1,067           71
      Sovran Self Storage                    166            8
      U-Store-It Trust*                      353            7
                                                  ------------
                                                           86
      REITS-WAREHOUSE/INDUSTRIAL -- 0.1%
      AMB Property                           536           24
      EastGroup Properties                   561           24
                                                  ------------
                                                           48
      S&L/THRIFTS-CENTRAL US -- 0.0%
      Franklin Bank*                       2,385           41
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.1%
      NewAlliance Bancshares               4,995           72
      WSFS Financial                         300           19
                                                  ------------
                                                           91
      S&L/THRIFTS-SOUTHERN US -- 0.0%
      BankAtlantic Bancorp, Cl A           1,370           19
                                                  ------------
      S&L/THRIFTS-WESTERN US -- 0.4%
      Washington Federal                   5,425          125
      Washington Mutual                    4,631          183
                                                  ------------
                                                          308
      SUPER-REGIONAL BANKS-US -- 1.2%
      Bank of America                      5,272          231
      Wachovia                             4,493          227
      Wells Fargo                          6,665          401
                                                  ------------
                                                          859
                                                  ------------
    Total Financial (Cost $ 9,828)                     10,227
                                                  ------------

5                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
    HEALTH CARE -- 8.0%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                               1,835  $        46
      Gen-Probe*                             660           27
                                                  ------------
                                                           73
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                              630           39
      ICU Medical*                         1,205           42
                                                  ------------
                                                           81
      HEALTH CARE COST CONTAINMENT -- 0.0%
      McKesson                               564           26
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.6%
      Boston Scientific*                   1,070           27
      Guidant                                801           50
      Medtronic                              770           44
      St. Jude Medical*                    4,640          223
      Symmetry Medical*                    4,600          102
                                                  ------------
                                                          446
      MEDICAL LABS & TESTING SERVICES -- 0.2%
      Covance*                             2,550          124
                                                  ------------
      MEDICAL PRODUCTS -- 1.4%
      Baxter International                 4,198          160
      Becton Dickinson                       500           25
      Biomet                                 680           24
      China Medical Technologies
         ADR*                              2,000           43
      Cooper                                 375           26
      Henry Schein*                          295           12
      Johnson & Johnson                    9,336          585
      Stryker                                530           22
      Varian Medical Systems*                380           17
      Zimmer Holdings*                     1,690          108
                                                  ------------
                                                        1,022
      MEDICAL-BIOMEDICAL/GENETIC -- 0.8%
      Affymetrix*                            550           25
      Amgen*                                 760           57
      Applera Corp - Celera
         Genomics Group*                   7,910           94
      Charles River Laboratories
         International*                      530           23
      Enzon Pharmaceuticals*               5,830           41
      Genentech*                           2,040          185
      Genzyme*                             1,520          110
      Georgia Gulf                           750           22
      Protein Design Labs*                 1,675           47
                                                  ------------
                                                          604
      MEDICAL-DRUGS -- 1.0%
      Abbott Laboratories                    540           23
      Angiotech Pharmaceuticals*          10,105          135
      Bristol-Myers Squibb                 5,248          111
      Pfizer                              12,271          267
      Schering-Plough                      6,869          140
      Wyeth                                1,615           72
                                                  ------------
                                                          748
      MEDICAL-GENERIC DRUGS -- 0.5%
      Barr Pharmaceuticals*                  210           12

DESCRIPTION                            SHARES      VALUE (000)
      MEDICAL-DRUGS -- CONTINUED
      Perrigo                              7,615  $       102
      Teva Pharmaceutical ADR              4,500          172
      Watson Pharmaceuticals*                260            9
      Zentiva GDR                          1,000           44
                                                  ------------
                                                          339
      MEDICAL-HMO -- 1.4%
      Aetna                                1,642          145
      Coventry Health Care*                1,500           81
      Humana*                              1,370           61
      Pacificare Health Systems*             270           22
      Sierra Health Services*                650           49
      UnitedHealth Group                   5,800          336
      WellPoint*                           4,923          368
                                                  ------------
                                                        1,062
      MEDICAL-HOSPITALS -- 0.2%
      Community Health Systems*            3,100          115
                                                  ------------
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                  1,400           57
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Amedisys*                            1,400           54
      Lincare Holdings*                      745           30
                                                  ------------
                                                           84
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.5%
      AmerisourceBergen                    2,050          156
      Cardinal Health                      3,352          210
                                                  ------------
                                                          366
      OPTICAL SUPPLIES -- 0.3%
      Alcon                                1,570          209
                                                  ------------
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                         1,450           76
                                                  ------------
      RESPIRATORY PRODUCTS -- 0.1%
      Resmed*                              1,020           39
      Respironics*                         1,900           68
                                                  ------------
                                                          107
      THERAPEUTICS -- 0.4%
      CV Therapeutics*                     1,140           29
      Gilead Sciences*                     3,650          172
      QLT*                                 7,960           56
                                                  ------------
                                                          257
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                          2,840           73
                                                  ------------
    Total Health Care (Cost $ 5,616)                    5,869
                                                  ------------
    INDUSTRIAL -- 5.8%
      AEROSPACE/DEFENSE -- 0.6%
      Armor Holdings*                      2,300          103
      Curtiss-Wright                         600           34
      Empresa Brasileira de
         Aeronautica ADR                     700           27
      Lockheed Martin                      2,556          155
      Rockwell Collins                     1,110           51

6                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      AEROSPACE/DEFENSE -- CONTINUED
      Teledyne Technologies*               2,440  $        86
                                                  ------------
                                                          456
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
      Alliant Techsystems*                 1,855          130
      BE Aerospace*                        2,535           46
      DRS Technologies*                      700           35
                                                  ------------
                                                          211
      BATTERIES/BATTERY SYSTEMS -- 0.2%
      Greatbatch*                          5,800          151
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
      Insituform Technologies, Cl A*       3,800           68
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.4%
      Lafarge North America                2,050          124
      Martin Marietta Materials            1,820          143
      Texas Industries                       600           30
                                                  ------------
                                                          297
      BUILDING-HEAVY CONSTRUCTION -- 0.2%
      Chicago Bridge & Iron                2,750           62
      Granite Construction                 1,000           34
      Washington Group
         International*                      990           49
                                                  ------------
                                                          145
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                          2,050          103
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
      Brink's                              1,665           66
      Dover                                  570           22
      ESCO Technologies*                     700           30
      General Electric                     1,660           56
      Honeywell International              2,018           69
      Illinois Tool Works                    852           72
      ITT                                    790           80
      Trinity                                330           13
      Tyco International                   2,758           73
                                                  ------------
                                                          481
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.4%
      Emerson Electric                     2,331          162
      Samsung Electronics GDR 144A           610          163
                                                  ------------
                                                          325
      ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
      Flir Systems*                        2,645           55
                                                  ------------
      ELECTRONICS-MILITARY -- 0.2%
      EDO                                  2,225           64
      Engineered Support Systems           1,225           50
      L-3 Communications Holdings            270           21
                                                  ------------
                                                          135
      ENGINEERING/R&D SERVICES -- 0.1%
      Shaw Group*                          3,425           92
                                                  ------------
      FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                              1,350           37
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      GOLD MINING -- 0.4%
      AngloGold Ashanti ADR                2,800  $       109
      Goldcorp                             6,200          124
      Royal Gold                           1,050           24
                                                  ------------
                                                          257
      HAZARDOUS WASTE DISPOSAL -- 0.1%
      American Ecology                     1,980           32
      Stericycle*                            390           23
                                                  ------------
                                                           55
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                  1,660           14
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                    680           36
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera Corp - Applied
         Biosystems Group                    545           13
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 0.3%
      Caterpillar                          1,948          103
      Terex*                               2,550          140
                                                  ------------
                                                          243
      MACHINERY-FARM -- 0.2%
      AGCO*                                1,700           27
      CNH Global                           5,700          107
                                                  ------------
                                                          134
      MACHINERY-GENERAL INDUSTRY -- 0.1%
      Wabtec                               3,990          109
                                                  ------------
      MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*              570           25
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 0.1%
      Precision Castparts                    770           37
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
      WCA Waste*                          13,320          119
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
      American Power Conversion            9,119          195
                                                  ------------
      TOOLS-HAND HELD -- 0.2%
      Black & Decker                         222           18
      Stanley Works                        3,004          144
                                                  ------------
                                                          162
      TRANSPORT-EQUIPMENT & LEASING -- 0.2%
      GATX                                 4,800          179
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       5,995           97
                                                  ------------
    Total Industrial (Cost $ 4,062)                     4,231
                                                  ------------
    SERVICES -- 2.6%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                   1,350           14
                                                  ------------

7                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                          560  $        46
                                                  ------------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                 930           33
      ChoicePoint*                           745           31
      Quanta Services*                     2,065           24
                                                  ------------
                                                           88
      COMMERCIAL SERVICES-FINANCE -- 0.4%
      H&R Block                            4,784          119
      Moody's                                550           29
      Paychex                              1,220           47
      Wright Express*                      4,355           94
                                                  ------------
                                                          289
      COMPUTER SERVICES -- 0.5%
      Cognizant Technology
         Solutions, Cl A*                  5,735          252
      DST Systems*                           385           22
      Manhattan Associates*                3,435           76
      Perot Systems*                       2,400           33
                                                  ------------
                                                          383
      E-COMMERCE/SERVICES -- 0.2%
      eBay*                                2,260           90
      Monster Worldwide*                   1,560           51
                                                  ------------
                                                          141
      ELECTRIC-INTEGRATED -- 0.1%
      El Paso Electric*                    1,600           35
                                                  ------------
      HUMAN RESOURCES -- 0.1%
      Hewitt, Cl A*                          880           24
      Medical Staffing Network
         Holdings*                        11,790           60
                                                  ------------
                                                           84
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Aaron Rents                          2,550           50
      Dollar Thrifty Automotive
      Group*                                 900           34
                                                  ------------
                                                           84
      RESEARCH & DEVELOPMENT -- 0.2%
      Kendle International*                1,300           31
      PRA International*                   3,640           97
                                                  ------------
                                                          128
      SCHOOLS -- 0.2%
      Apollo Group, Cl A*                  1,840          116
      Education Management*                1,055           33
                                                  ------------
                                                          149
      TELEPHONE-INTEGRATED -- 0.6%
      AT&T                                   393            8
      Sprint Nextel                        4,565          106
      Tele Norte Leste
         Participacoes ADR                 3,200           57
      Telefonos de Mexico SA de
         CV ADR, Cl A                      2,400           48
      Valor Communications Group*          8,785          112

DESCRIPTION                            SHARES      VALUE (000)
      TELEPHONE-INTEGRATED -- CONTINUED
      Verizon Communications               3,229  $       102
                                                  ------------
                                                          433
                                                  ------------
    Total Services (Cost $ 1,863)                       1,874
                                                  ------------
    TECHNOLOGY -- 8.8%
      APPLICATIONS SOFTWARE -- 0.7%
      Citrix Systems*                        880           24
      Infosys Technologies ADR               930           63
      Intuit*                                465           22
      Microsoft                            6,617          170
      Quest Software*                      2,225           31
      Satyam Computer Services ADR         4,860          166
                                                  ------------
                                                          476
      B2B/E-COMMERCE -- 0.1%
      webMethods*                          6,010           42
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.2%
      Mobile Telesystems ADR               2,000           74
      Nextel Partners, Cl A*                 815           20
      NII Holdings*                          880           73
                                                  ------------
                                                          167
      COMPUTER AIDED DESIGN -- 0.3%
      Ansys*                               1,400           52
      Autodesk                             2,339          105
      Parametric Technology*               8,075           53
                                                  ------------
                                                          210
      COMPUTERS -- 0.7%
      Apple Computer*                      3,310          191
      Dell*                                  440           14
      Hewlett-Packard                      5,359          150
      International Business
      Machines                             1,894          155
      Research In Motion*                    500           31
                                                  ------------
                                                          541
      COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      MTS Systems                          1,800           72
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 0.1%
      EMC*                                 2,820           39
      Maxtor*                              5,670           20
      Network Appliance*                     970           27
                                                  ------------
                                                           86
      COMPUTERS-VOICE RECOGNITION -- 0.1%
      Talx                                 1,000           39
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 0.3%
      Dun & Bradstreet*                      275           18
      MoneyGram International*             5,215          127
      NAVTEQ*                                905           35
      SEI Investments                        445           17
                                                  ------------
                                                          197
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                760           29
      NetIQ*                               3,750           45

8                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)
      DECISION SUPPORT SOFTWARE -- CONTINUED
      SPSS*                                  800  $        18
                                                  ------------
                                                           92
      E-SERVICES/CONSULTING -- 0.1%
      Digital Insight*                     1,200           36
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
      CTS                                    455            5
      Flextronics International*           1,905           18
      Gentex                                 540           10
      Hon Hai Precision GDR 144A          13,125          113
      Jabil Circuit*                         670           20
      LG.Philips LCD ADR*                  6,300          120
      NAM TAI Electronics                  1,250           28
      Submarino GDR* 144A                    800           22
                                                  ------------
                                                          336
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.4%
      Advanced Micro Devices*              4,100           95
      ATI Technologies*                    1,380           20
      Broadcom, Cl A*                      4,050          172
      Fairchild Semiconductor
         International*                      290            5
      Freescale Semiconductor*               522           13
      Integrated Silicon
         Solutions*                        6,385           49
      Intel                               13,764          324
      Intersil, Cl A                         335            8
      MEMC Electronic Materials*           4,600           83
      Nvidia*                              1,460           49
      Omnivision Technologies*             3,490           45
      QLogic*                              2,600           78
      Texas Instruments                    1,592           45
      Xilinx                                 560           13
      Zoran*                               2,415           35
                                                  ------------
                                                        1,034
      ELECTRONIC DESIGN AUTOMATION -- 0.0%
      Cadence Design Systems*                840           13
                                                  ------------
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                        2,340           75
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 0.5%
      Informatica*                         8,465          101
      MicroStrategy, Cl A*                   205           14
      SAP ADR                              2,860          123
      SSA Global Technologies*             3,270           51
      Sybase*                              4,100           91
                                                  ------------
                                                          380
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.1%
      Fargo Electronics*                   2,050           39
                                                  ------------
      INTERNET APPLICATION SOFTWARE -- 0.1%
      Verity*                              7,255           72
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                               885           27
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      Radware*                             3,900           72
                                                  ------------
      INTERNET SECURITY -- 0.3%
      McAfee*                              3,100           93

DESCRIPTION                            SHARES      VALUE (000)
      INTERNET SECURITY -- CONTINUED
      Symantec*                            6,346  $       151
                                                  ------------
                                                          244
      NETWORKING PRODUCTS -- 0.2%
      Cisco Systems*                       2,730           48
      Foundry Networks*                    7,255           86
      Juniper Networks*                    1,230           29
                                                  ------------
                                                          163
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Xerox*                               1,670           23
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
      Marvell Technology Group*            1,290           60
      Maxim Integrated Products              410           14
      Standard Microsystems*               1,630           46
      Taiwan Semiconductor
         Manufacturing ADR                 8,510           69
      United Microelectronics ADR          8,823           26
                                                  ------------
                                                          215
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     920           15
                                                  ------------
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                   13,590           69
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT -- 0.1%
      Comtech Telecommunications*            750           29
      Comverse Technology*                 1,330           33
      Scientific-Atlanta                     650           23
                                                  ------------
                                                           85
      TELECOMMUNICATIONS SERVICES -- 0.5%
      AFK Sistema GDR 144A                 2,300           48
      Amdocs*                              7,080          187
      Iowa Telecommunications
         Services*                         5,640           93
      Telekomunikasi Indonesia ADR         1,200           25
                                                  ------------
                                                          353
      TELEPHONE-INTEGRATED -- 0.1%
      Philippine Long Distance
         Telephone ADR                     3,500          105
                                                  ------------
      TRANSACTIONAL SOFTWARE -- 0.0%
      Transaction Systems
      Architects*                            900           24
                                                  ------------
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                          1,115           49
                                                  ------------
      WEB PORTALS/ISP -- 0.9%
      Google, Cl A*                          720          268
      Yahoo!*                             10,000          370
                                                  ------------
                                                          638
      WIRELESS EQUIPMENT -- 0.6%
      Motorola                             4,019           89
      Nokia ADR                           12,301          207
      Qualcomm                             3,840          153
                                                  ------------
                                                          449
                                                  ------------
    Total Technology (Cost $ 6,000)                     6,438
                                                  ------------

9                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
    TRANSPORTATION -- 1.4%
      AIRLINES -- 0.1%
      Skywest                                875  $        26
      Southwest Airlines                   1,835           29
                                                  ------------
                                                           55
      TRANSPORT-MARINE -- 0.3%
      CP Ships                             2,065           44
      General Maritime*                    1,400           52
      Kirby*                                 650           34
      Overseas Shipholding Group           2,050           98
                                                  ------------
                                                          228
      TRANSPORT-RAIL -- 0.7%
      Burlington Northern Santa Fe         2,725          169
      Canadian Pacific Railway             3,100          128
      CSX                                  2,100           96
      Norfolk Southern                     2,732          110
                                                  ------------
                                                          503
      TRANSPORT-SERVICES -- 0.1%
      Offshore Logistics*                  1,400           47
      United Parcel Service, Cl B            422           31
                                                  ------------
                                                           78
      TRANSPORT-TRUCK -- 0.2%
      Celadon Group*                       1,150           27
      CNF                                    260           14
      JB Hunt Transport Services           7,200          140
                                                  ------------
                                                          181
                                                  ------------
    Total Transportation (Cost $ 979)                   1,045
                                                  ------------
    UTILITIES -- 1.7%
      ELECTRIC-GENERATION -- 0.1%
      AES*                                 6,968          111
                                                  ------------
      ELECTRIC-INTEGRATED -- 1.0%
      Alliant Energy                         295            8
      Duke Energy                          4,925          131
      Entergy                              2,777          196
      MGE Energy                             545           19
      OGE Energy                           5,200          134
      Pike Electric*                       2,230           42
      Public Service Enterprise
         Group                               382           24
      TXU                                  1,475          149
                                                  ------------
                                                          703
      ENERGY-ALTERNATE SOURCES -- 0.0%
      Headwaters*                            900           29
                                                  ------------
      GAS-DISTRIBUTION -- 0.3%
      Energen                              4,100          154
      UGI                                  2,000           47
                                                  ------------
                                                          201
      INDEPENDENT POWER PRODUCER -- 0.0%
      Reliant Energy*                      1,990           25
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
      American Electric Power              3,054          116

DESCRIPTION                            SHARES      VALUE (000)
      POWER CONVERSION/SUPPLY EQUIPMENT -- CONTINUED
      Delta Electronics GDR                9,700  $        81
                                                  ------------
                                                          197
                                                  ------------
    Total Utilities (Cost $ 1,231)                      1,266
                                                  ------------
Total Common Stock (Cost $42,828)                      44,528
                                                  ------------

FOREIGN COMMON STOCK -- 15.5%
    AUSTRALIA -- 1.5%
      Babcock & Brown                      6,633           83
      BHP Billiton                        20,354          315
      James Hardie Industries              5,000           32
      Leighton Holdings                    8,754          100
      QBE Insurance Group                  5,510           73
      Rinker Group                        22,500          255
      Santos                              27,389          225
      Zinifex*                             4,900           18
                                                  ------------
    Total Australia                                     1,101
                                                  ------------
    AUSTRIA -- 0.1%
      Andritz*                               200           18
      Voestalpine                            300           25
                                                  ------------
    Total Austria                                          43
                                                  ------------
    BELGIUM -- 0.6%
      Belgacom                               200            7
      Colruyt                                113           14
      Dexia                                4,200           91
      Fortis*                              8,100          230
      KBC Groep                              700           57
                                                  ------------
    Total Belgium                                         399
                                                  ------------
    CANADA -- 0.6%
      Canadian Natural Resources           2,400           98
      EnCana*                              1,800           83
      Husky Energy*                          500           23
      Penn West Energy Trust*                900           24
      Teck Cominco, Cl B                     100            4
      TELUS*                               5,200          195
                                                  ------------
    Total Canada                                          427
                                                  ------------
    DENMARK -- 0.1%
      Dampskibsselskabet Torm                250           13
      Jyske Bank*                          1,500           76
                                                  ------------
    Total Denmark                                          89
                                                  ------------
    FINLAND -- 0.2%
      Elisa*                                 350            6
      Rautaruukki*                           600           12
      Sampo, Cl A*                         8,400          129
                                                  ------------
    Total Finland                                         147
                                                  ------------
    FRANCE -- 1.0%
      Assurances Generales de
         France*                             200           19
      AXA                                  1,000           29
      BNP Paribas                          5,092          386
      Credit Agricole                        542           16
      France Telecom*                        650           17
      PagesJaunes Groupe*                    350            9

10                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
FRANCE -- CONTINUED
      Societe Generale*                    1,630  $       186
      Total                                  265           66
      Ubisoft Entertainment*                 300           14
                                                  ------------
    Total France                                          742
                                                  ------------
    GERMANY -- 1.3%
      Beiersdorf                             635           69
      Adidas-Salomon                          65           11
      Allianz*                             2,771          392
      BASF*                                  110            8
      Deutsche Boerse*                     1,854          174
      E.ON*                                2,304          209
      Freenet.de*                            194            4
      Mobilcom*                            2,472           50
      Schering*                              418           26
                                                  ------------
    Total Germany                                         943
                                                  ------------
    GREECE -- 0.0%
      Intracom*                              990            7
                                                  ------------
    HONG KONG -- 0.2%
      Orient Overseas
      International*                       9,000           29
      Solomon Systech*                    98,000           36
      Television Broadcasts                6,000           33
      Vtech Holdings*                      5,000           21
                                                  ------------
    Total Hong Kong                                       119
                                                  ------------
    ITALY -- 0.7%
      Banca Intesa*                        2,671           12
      Capitalia                           12,213           64
      ENI                                 15,087          403
      Milano Assicurazioni*                9,059           57
                                                  ------------
    Total Italy                                           536
                                                  ------------
    JAPAN -- 3.3%
      Abilit                                 300            9
      Advantest                            2,000          145
      Bosch Auto Systems*                  4,000           21
      Fujitsu Frontech*                    5,600           57
      Honda Motor                          6,000          334
      Kawasaki Kisen Kaisha                   75           --
      KDDI*                                   65          373
      Keihin*                                700           15
      Komatsu                              4,000           53
      Marubeni                            57,000          267
      Mitsui OSK Lines                    38,600          273
      Mizuho Financial                        32          214
      Nippon Steel                        22,400           80
      Nippon Yusen KK                     14,000           85
      Nissan Motor                           200            2
      Santen Pharmaceutical*               1,535           39
      Teijin                              27,000          161
      Toyota Tsusho                          397            9
      Yamaha Motor                        14,200          305
                                                  ------------
    Total Japan                                         2,442
                                                  ------------
    NETHERLANDS -- 0.7%
      Aegon*                               8,160          123
      ING Groep                           12,696          366
      Nutreco Holding*                       117            5
                                                  ------------
    Total Netherlands                                     494
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
    NEW ZEALAND -- 0.2%
      Fletcher Building                   31,743  $       175
                                                  ------------
    NORWAY -- 0.2%
      Statoil*                             7,500          167
                                                  ------------
    PORTUGAL -- 0.0%
      Banco Comercial Portugues*           9,600           24
                                                  ------------
    SPAIN -- 1.0%
      Banco Santander Central
         Hispano                          31,107          396
      Gestevision Telecinco*                 800           18
      Obrascon Huarte Lain*                  900           13
      Repsol YPF*                         10,858          323
                                                  ------------
    Total Spain                                           750
                                                  ------------
    SWEDEN -- 0.5%
      JM AB                                  700           29
      Nordea Bank*                        32,500          318
                                                  ------------
    Total Sweden                                          347
                                                  ------------
    SWITZERLAND -- 0.3%
      Credit Suisse*                         440           20
      Geberit*                                10            7
      Swiss Life Holding*                     80           12
      Xstrata*                             2,500           57
      Zurich Financial Service*              870          148
                                                  ------------
    Total Switzerland                                     244
                                                  ------------
    UNITED KINGDOM -- 3.0%
      Alliance Unichem                     4,800           66
      Antofagasta*                         5,827          149
      Ashtead*                            22,619           56
      AstraZeneca                          4,916          220
      Aviva                                1,000           12
      Barclays                             3,200           32
      BHP Billiton                         4,300           63
      BP                                     500            6
      British Airways*                     5,100           27
      British American Tobacco             2,100           46
      Gallaher*                            8,875          138
      Halfords*                            1,900            9
      HBOS                                 8,670          128
      HSBC Holdings                          300            5
      International Power                 17,000           70
      Kelda                                1,400           17
      National Express*                    5,800           84
      Neteller*                           10,959          134
      Next                                   466           11
      Photo-me International               6,000           14
      Rio Tinto                              500           19
      Royal Dutch Shell, Cl A*             3,447          113
      Royal Dutch Shell, Cl B*             1,910           59
      SABMiller                              380            7
      Scottish & Southern Energy           3,100           54
      Sheffield Insulation*                1,600           19
      Shire Pharmaceuticals                  188            2
      Smiths                              14,777          239
      Standard Chartered*                 12,714          267
      Vodafone                            39,000          102
                                                  ------------
    Total United Kingdom                                2,168
                                                  ------------
Total Foreign Common Stock (Cost $10,669)              11,364
                                                  ------------

11                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)


                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

INVESTMENT COMPANY -- 0.0%
      INDEX FUND-MID CAP -- 0.0%
      Midcap SPDR Trust Series 1*            120  $        15
                                                  ------------
Total Investment Company (Cost $16)                        15
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 6.3%
    U.S. Treasury Bond
      7.500%, 11/15/16                 $      65           81
      5.375%, 02/15/31                       470          512
    U.S. Treasury Note
      5.750%, 08/15/10                       220          232
      4.250%, 10/15/10                        40           39
      4.125%, 05/15/15                       860          830
      4.000%, 09/30/07                        15           15
      3.875%, 07/31/07                       155          154
      3.875%, 07/15/10                     1,045        1,019
      3.875%, 09/15/10                        40           39
      3.875%, 05/15/09                        40           39
      3.375%, 02/15/08                       775          758
      3.375%, 09/15/09                       575          553
      2.000%, 01/15/14                       361          362
                                                  ------------
Total U.S. Treasury Obligations (Cost $4,717)           4,633
                                                  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.3%
Federal Home Loan
    Mortgage
      Corporation
      6.000%, 08/01/29                        13           13
      6.000%, 08/01/34                        60           60
      6.000%, 10/01/34                        25           35
      5.500%, 09/01/17                        17           17
      5.500%, 09/01/19                        62           62
      5.500%, 10/01/34                        26           25
      5.500%, 01/01/35                        47           46
      5.500%, 02/01/35                        81           80
      5.500%, 03/01/35                        92           91
      5.500%, 06/01/35                       300          296
      5.000%, 05/01/20                       527          520
    Federal National Mortgage
      Association
      6.500%, 03/01/35                       197          203
      6.000%, 09/01/34                       330          333
      6.000%, 10/01/34                        50           50
      6.000%, 12/01/34                        95           96
      6.000%, 07/01/35                       336          339
      6.000%, 08/01/35                       348          351
      5.500%, 03/01/20                        43           44
      5.500%, 07/01/33                       590          582
      5.500%, 03/01/35                       115          114
      5.500%, 06/01/35                       145          143
      5.500%, 09/01/35                       190          187
      5.000%, 10/01/19                        54           54
      5.000%, 09/01/20                         5            5
      5.000%, 12/01/33                       133          132
                                                  ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations (Cost $3,952)                             3,878
                                                  ------------

CORPORATE BONDS -- 4.1%
    Alltel
      4.656%, 05/17/07                        75           75
    America Movil
      6.375%, 03/01/35                         4           42
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    American General Finance, Ser
      G MTN
      5.375%, 09/01/09                   $    50   $       50
    Amgen
      4.000%, 11/18/09                        40           39
    AT&T Wireless Services
      8.750%, 03/01/31                        40           52
      8.125%, 05/01/12                        25           29
    Bank One
      5.900%, 11/15/11                        55           57
    Baxter International
      5.250%, 05/01/07                        45           45
    BP Amoco
      8.500%, 04/01/12                        50           59
    Capital One Financial
      4.800%, 02/21/12                        30           29
    Carnival
      3.750%, 11/15/07                        80           78
    Chubb
      4.934%, 11/16/07                        85           85
    Citigroup
      2.400%, 10/31/25                     5,000           43
    Comcast
      7.625%, 02/15/08                        20           21
      5.300%, 01/15/14                        65           63
    Consolidated Natural Gas
      6.875%, 10/15/26                        85           92
    DaimlerChrysler
      4.750%, 01/15/08                        25           25
    ERP Operating
      5.125%, 03/15/16                        50           48
    FedEx
      9.650%, 06/15/12                        40           50
    FPL Group Capital, Ser A
      4.086%, 02/16/07                         5            5
    General Electric Capital, Ser
      A MTN
      6.875%, 11/15/10                        90           97
    Georgia Power, Ser J
      4.875%, 07/15/07                        50           50
    Hewlett-Packard
      5.750%, 12/15/06                        75           76
    HSBC Finance
      4.750%, 04/15/10                        45           44
    John Deere Capital
      4.375%, 03/14/08                        45           45
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                        35           34
    Kinder Morgan
      6.500%, 09/01/12                        30           32
    Lockheed Martin
      7.200%, 05/01/36                        50           59
    Marathon Oil
      5.375%, 06/01/07                        50           50
    Merril Lynch, Ser C MTN
      4.250%, 02/08/10                        75           73
    Metlife
      5.000%, 06/15/15                        45           44
    Midamerican Energy Holdings
      144A
      5.875%, 10/01/12                        40           41
    Midamerican Energy Holdings
      3.500%, 05/15/05                        45           43
    Motorola
      8.000%, 11/01/11                        60           69

12                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)


                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    Nextel Communications
      Callable 10/31/2011 @ 100
      6.875%, 10/31/13              $         85    $      89
    PNC Funding
      4.200%, 03/10/08                        85           84
    Prudential Financial MTN
      3.750%, 05/01/08                         5            5
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                        55           54
    PSE&G Power
      6.950%, 06/01/12                        65           70
    Quest Diagnostic 144A Private
      Placement
      5.125%, 11/01/10                        45           45
    Reed Elsevier Capital
      6.125%, 08/01/06                        25           25
    Regions Financial
      4.500%, 08/08/08                        85           84
    Schering-Plough
      6.750%, 12/01/33                        55           62
    SLM
      4.000%, 01/15/10                        60           58
    SLM, Ser A MTN
      4.500%, 07/26/10                        65           63
    Southern Company Capital
      Funding, Ser A
      5.300%, 02/01/07                        50           50
    Telecom Italia Capital
      4.000%, 11/15/08                        65           63
    Time Warner
      7.625%, 04/15/31                        40           45
    Univision Communications
      3.875%, 10/15/08                        60           58
    Verizon Wireless Capital
      5.375%, 12/15/06                        85           85
    Washington Mutual Financial
      6.875%, 05/15/11                        80           87
    Wellpoint
      5.000%, 12/15/14                        30           29
      3.750%, 12/14/07                        30           29
    Weyerhaeuser
      5.950%, 11/01/08                        35           36
    Wyeth
      5.500%, 02/01/14                        50           50
    Xcel Energy
      7.000%, 12/01/10                        50           54
                                                  ------------
Total Corporate Bonds (Cost $3,041)                     2,969
                                                  ------------

FOREIGN BONDS -- 0.8%
    Australian Government
      5.250%, 08/15/10                       140          104
    Canada
      5.250%, 06/01/13                        86           78
    Denmark
      5.000%, 11/15/13                       404           73
    Deutschland
      3.750%, 07/04/13                        61           76
    Netherlands Government
      4.250%, 07/15/13                        60           77
    Norwegian Government
      6.500%, 05/15/13                       414           75

                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

FOREIGN BONDS -- CONTINUED
    United Kingdom Gilt
      4.250%, 03/07/36                      $ 45  $        80
                                                  ------------
Total Foreign Bonds (Cost $574)                           563
                                                  ------------

ASSET-BACKED SECURITIES -- 0.3%
      HOME EQUITY LOANS -- 0.2%
      Citigroup Commercial
      Mortgage, Ser 2004-C2, Cl A3
      4.380%, 10/15/41                        60           58
      JP Morgan Chase CMO, Ser
      2005-lDP1, Cl A2
      4.625%, 03/15/46                        70           69
      JP Morgan Chase Commercial
      Mortgage, Ser 2004-CBX, Cl A4
      4.529%, 01/12/37                        25           24
      Residential Asset Mortgage
      Program, Ser 2004-RS12, Cl AI2
      3.767%, 02/25/27                        10           10
                                                  ------------
                                                          161
      INFRASTRUCTURE -- 0.1%
      TXU, Ser 2004-1  Cl A2
      4.810%, 11/17/14                        50           49
                                                  ------------
Total Asset-Backed Securities (Cost $215)                 210
                                                  ------------

MORTGAGE RELATED -- 0.7%
    Banc of America CMO, Ser
      2003-2, Cl A2
      4.342%, 03/11/41                        20           19
    Banc Of America Mortgage CMO,
      Ser 2004-8,  Cl 3a1
      5.250%, 10/25/19                        18           18
    Bear Stearns Commercial
      Mortgage, Ser 2005-t20, Cl A2
      5.127%, 10/12/42                        50           50
    Chase Mortgage Finance CMO,
      Ser 2004-s1, Cl A3
      5.500%, 02/25/19                        16           16
    Countrywide Alternative Loan
      Trust, Ser 2005-53-t2,  Cl 2a1
      6.000%, 11/25/35                       198          201
    Countrywide Home Loans CMO,
      Ser 2004-18, Cl A1
      6.000%, 10/25/34                        78           79
    Prime Mortgage Trust CMO, Ser
      2005-2,  Cl 1a3
      5.250%, 07/25/20                       152          151
                                                  ------------
Total Mortgage Related (Cost $536)                        534
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.6% Federal Home Loan Mortgage
      Corporation
      6.500%, 04/01/35                         9            9
      5.875%, 03/21/11                        55           57
      5.500%, 08/01/20                       352          354

13                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
    Federal National Mortgage
      Association
      5.125%, 01/02/14              $         55  $        55
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $483)                                             475
                                                  ------------

REPURCHASE AGREEMENT -- 4.2%
  Deutsche Bank 4.010%, dated
    10/31/05, to be repurchased
    on 11/01/05, repurchase price
    $3,038,335 (collateralized by
    a U.S. Government obligation,
    par value $16,820,000,
    0.000%, 12/27/32 total market
    value $3,099,085) (A)                  3,038        3,038
                                                  ------------
Total Repurchase Agreement (Cost $3,038)                3,038
                                                  ------------

Total Investments (98.7%) +
  (Cost $70,069)                                       72,207
                                                  ------------

Other Assets and Liabilities, Net 1.3%                    937
                                                  ------------

Total Net Assets 100.0%                           $    73,144
                                                  ------------

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2005, the value of these securities amounted to approximately $432,000, representing 0.6% of net assets in the Fund.
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
MTN -- Medium-Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
SPDR -- Standard and Poor's 500 Composite Index Depositary Receipt
Cost figures are shown with "000's" omitted.
Amounts designated as "--" are either $0 or have been rounded to $0.
+ At October 31, 2005, the tax basis cost of the Fund's investments was $70,069,413, and the unrealized appreciation and depreciation were $3,940,921 and $(1,802,583), respectively.
 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

14                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Moderate Growth Portfolio
October 31, 2005 (Unaudited)

The Fund had the following Forward Foreign Currency Contracts outstanding at October 31, 2005:


-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  MATURITY                                                                                     UNREALIZED APPRECIATION/
    DATE               CURRENCY TO DELIVER            CURRENCY TO RECEIVE    CONTRACT VALUE         (DEPRECIATION)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      AUD    $26,396                USD    $25,899                $26,396           $(497)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      CAD    17,883                 EUR    17,632                 17,885            (251)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      DKK    27,891                 USD    28,009                 27,891            117
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      EUR    41,785                 AUD    42,597                 42,415            812
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      EUR    1,581                  DKK    1,580                  1,574             (1)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      EUR    70,311                 NOK    69,373                 69,076            (938)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      EUR    1,064,230              USD    1,066,332              1,064,230         2,102
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      EUR    2,836                  AUD    2,838                  2,830             2
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      GBP    18,646                 EUR    18,753                 18,577            107
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      GBP    17,821                 USD    17,983                 17,821            162
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      JPY    417,340                EUR    407,440                416,224           (9,900)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      JPY    252,760                USD    247,872                252,760           (4,888)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      NOK    48,021                 USD    48,798                 48,021            777
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      SEK    55,632                 EUR    54,272                 55,318            (1,361)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      USD    39,817                 EUR    39,698                 39,698            (119)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      USD    44,574                 SEK    45,521                 45,521            947
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
  01/17/06      USD    26,205                 AUD    26,321                 26,321            116
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------
TOTAL                                                                       2,172,558         (12,813)
-------------- ------- --------------------- ------- ---------------------- ----------------- ---------------------------

AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- U.S. Dollar

15                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 76.2%
    BASIC MATERIALS -- 2.5%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                               3,800  $        81
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
      USG*                                   450           27
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.7%
      Dow Chemical                         1,410           65
      Lyondell Chemical                    2,269           61
      Nova Chemicals                       1,450           52
      Olin                                 3,885           69
                                                  ------------
                                                          247
      CHEMICALS-PLASTICS -- 0.1%
      Spartech                             1,575           30
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.1%
      Eastman Chemical                        95            5
      Hercules*                            1,940           22
                                                  ------------
                                                           27
      COAL -- 0.0%
      Peabody Energy                         250           20
                                                  ------------
      CONTAINERS-METAL/GLASS -- 0.1%
      Crown Holdings*                      1,350           22
                                                  ------------
      DIVERSIFIED MINERALS -- 0.1%
      Cia Vale do Rio Doce ADR               700           29
                                                  ------------
      FORESTRY -- 0.2%
      Plum Creek Timber                    1,700           66
                                                  ------------
      INDUSTRIAL GASES -- 0.2%
      Air Products & Chemicals               220           12
      Airgas                               1,050           30
      Praxair                                810           40
                                                  ------------
                                                           82
      METAL-COPPER -- 0.1%
      Phelps Dodge                           460           55
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.2%
      Neenah Paper*                        2,145           62
      Schweitzer-Mauduit
         International                       550           13
      Smurfit-Stone Container*             1,480           16
                                                  ------------
                                                           91
      RUBBER-TIRES -- 0.0%
      Goodyear Tire & Rubber*              1,095           17
                                                  ------------
      STEEL-PRODUCERS -- 0.4%
      Evraz Group GDR                      2,400           41
      Nucor                                1,406           84
      Schnitzer Steel, Cl A                  550           17
                                                  ------------
                                                          142
                                                  ------------
    Total Basic Materials (Cost $ 913)                    936
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
    CONSUMER CYCLICAL -- 8.5%
      APPAREL MANUFACTURERS -- 0.4%
      Carter's*                              575  $        36
      Coach*                                 960           31
      Polo Ralph Lauren                    1,420           70
      VF                                     236           12
                                                  ------------
                                                          149
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                             350           29
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Dolby Laboratories, Cl A*              420            7
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
      BorgWarner                             280           16
                                                  ------------
      BROADCAST SERVICES/PROGRAMMING -- 0.2%
      Citadel Broadcasting*                1,310           18
      Liberty Global  Ser C*                 340            8
      Liberty Global, Cl A*                  270            7
      Nexstar Broadcasting
         Group, Cl A*                      8,340           38
                                                  ------------
                                                           71
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
      DR Horton                            2,077           64
      KB Home                              1,262           82
      Pulte Homes                          1,290           49
                                                  ------------
                                                          195
      CABLE TV -- 0.6%
      Comcast*                             2,235           62
      Insight Communications, Cl A*        3,155           36
      Mediacom Communications,
         Cl A*                            20,075          117
                                                  ------------
                                                          215
      CASINO SERVICES -- 0.4%
      Harrah's Entertainment                 900           55
      International Game
      Technology                             540           14
      Scientific Games, Cl A*              2,310           69
                                                  ------------
                                                          138
      CRUISE LINES -- 0.6%
      Carnival                             3,883          193
      Royal Caribbean Cruises                441           18
                                                  ------------
                                                          211
      DISTRIBUTION/WHOLESALE -- 0.1%
      CDW                                    325           19
      Nuco2*                                 400            9
                                                  ------------
                                                           28
      ENTERTAINMENT SOFTWARE -- 0.4%
      Activision*                          6,042           95
      Electronic Arts*                       490           28
      THQ*                                 1,350           31
                                                  ------------
                                                          154
      GAMBLING (NON-HOTEL) -- 0.0%
      Isle of Capri Casinos*                 700           15
                                                  ------------

1                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)
      GOLF -- 0.0%
      Callaway Golf                          770  $        11
                                                  ------------
      HOTELS & MOTELS -- 0.7%
      Fairmont Hotels & Resorts              350           11
      Jameson Inns*                       29,325           61
      Lodgian*                             3,420           35
      Marriott International, Cl A           370           22
      Orient Express Hotels, Cl A            409           12
      Starwood Hotels & Resorts
         Worldwide                         1,993          116
                                                  ------------
                                                          257
      LEISURE & RECREATIONAL PRODUCTS -- 0.1%
      Brunswick                              630           24
                                                  ------------
      MULTIMEDIA -- 0.2%
      Entravision
         Communications, Cl A*             6,750           55
      EW Scripps, Cl A                       460           21
      Walt Disney                             70            2
                                                  ------------
                                                           78
      PUBLISHING-BOOKS -- 0.2%
      Scholastic*                          1,645           54
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.3%
      Gannett                                875           55
      Journal Register*                    2,735           44
                                                  ------------
                                                           99
      PUBLISHING-PERIODICALS -- 0.2%
      Reader's Digest                      4,340           67
                                                  ------------
      RADIO -- 0.6%
      Cumulus Media, Cl A*                 1,495           18
      Emmis Communications, Cl A*          2,190           43
      Radio One, Cl A*                     1,965           23
      Radio One, Cl D*                     7,960           94
      Spanish Broadcasting
         System, Cl A*                     6,775           41
      Westwood One*                          460            9
                                                  ------------
                                                          228
      RETAIL-APPAREL/SHOE -- 0.2%
      Charming Shoppes*                    1,800           20
      Childrens Place Retail
      Stores*                                800           34
      JOS A Bank Clothiers*                  550           23
      Urban Outfitters*                      390           11
                                                  ------------
                                                           88
      RETAIL-BEDDING -- 0.0%
      Bed Bath & Beyond*                     370           15
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.4%
      Home Depot                           1,104           45
      Lowe's                               1,740          106
                                                  ------------
                                                          151
      RETAIL-COMPUTER EQUIPMENT -- 0.0%
      GameStop, Cl A*                        450           16
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      RETAIL-DISCOUNT -- 0.2%
      Costco Wholesale                       155  $         7
      Dollar General                       2,783           54
      Target                                 390           22
                                                  ------------
                                                           83
      RETAIL-DRUG STORE -- 0.3%
      CVS                                  2,700           66
      Walgreen                               560           25
                                                  ------------
                                                           91
      RETAIL-HYPERMARKETS -- 0.2%
      Wal-Mart de Mexico ADR, Cl V         1,200           58
                                                  ------------
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                395           16
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      JC Penney                              727           37
      Sears Holdings*                         69            9
                                                  ------------
                                                           46
      RETAIL-OFFICE SUPPLIES -- 0.1%
      OfficeMax                              490           14
      Staples                              1,610           36
                                                  ------------
                                                           50
      RETAIL-PAWN SHOPS -- 0.1%
      Cash America International             850           19
      Ezcorp, Cl A*                        1,050           15
                                                  ------------
                                                           34
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                  1,300           41
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
      Kohl's*                              1,020           49
                                                  ------------
      RETAIL-RESTAURANTS -- 0.3%
      Darden Restaurants                   1,521           49
      Lone Star Steakhouse &
      Saloon                                 740           19
      PF Chang's China Bistro*               340           16
      Starbucks*                             660           19
                                                  ------------
                                                          103
      RETAIL-VIDEO RENTAL -- 0.2%
      Blockbuster, Cl A                   12,655           58
      Movie Gallery                        1,200            8
                                                  ------------
                                                           66
      TELEVISION -- 0.3%
      Sinclair Broadcast Group,
      Cl A                                11,905           99
                                                  ------------
      THEATERS -- 0.0%
      Carmike Cinemas                        400            9
                                                  ------------
      TOYS -- 0.2%
      Mattel                               4,876           72
                                                  ------------
    Total Consumer Cyclical (Cost $ 3,206)              3,133
                                                  ------------

      CONSMER NON-CYCLICAL -- 4.2%

      AGRICULTURAL OPERATIONS -- 0.5%
      Delta & Pine Land                    1,610           40
      Monsanto                               850           54

2                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      AGRICULTURAL OPERATIONS -- CONTINUED
      Tejon Ranch*                         1,640  $        73
                                                  ------------
                                                          167
      BEVERAGES-NON-ALCOHOLIC -- 0.1%
      PepsiCo                                500           30
                                                  ------------
      BREWERY -- 0.5%
      Grupo Modelo ADR, Cl C               1,600           49
      Molson Coors Brewing, Cl B             900           55
      Quilmes ADR                          2,300           72
      United Breweries                       700           17
                                                  ------------
                                                          193
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
      Fortune Brands                       1,109           84
      Helen of Troy*                       1,900           34
                                                  ------------
                                                          118
      COSMETICS & TOILETRIES -- 0.1%
      Procter & Gamble                       590           33
                                                  ------------
      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          2,100           76
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.2%
      Archer-Daniels-Midland               3,092           75
                                                  ------------
      FOOD-MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    2,850           84
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.2%
      ConAgra Foods                        3,305           77
                                                  ------------
      FOOD-RETAIL -- 0.1%
      Albertson's                            500           13
      Whole Foods Market                     180           26
                                                  ------------
                                                           39
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                         230           13
                                                  ------------
      POULTRY -- 0.2%
      Pilgrim's Pride                      1,450           46
      Sanderson Farms                        750           26
                                                  ------------
                                                           72
      TOBACCO -- 1.6%
      Altria Group                         3,926          295
      Imperial Tobacco ADR                 2,781          160
      UST                                  2,979          123
                                                  ------------
                                                          578
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,521)          1,555
                                                  ------------
    ENERGY -- 7.4%
      COAL -- 0.2%
      Arch Coal                              110            8
      Consol Energy                          850           52
                                                  ------------
                                                           60
      OIL & GAS DRILLING -- 0.9%
      Atwood Oceanics*                       255           18

DESCRIPTION                            SHARES      VALUE (000)
      OIL & GAS DRILLING -- CONTINUED
      ENSCO International                    270  $        12
      GlobalSantaFe                          230           10
      Nabors*                              2,080          143
      Pride International*                 2,755           77
      Rowan                                  500           17
      Todco, Cl A*                           220           10
      Transocean*                          1,110           64
                                                  ------------
                                                          351
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
      Anadarko Petroleum                     490           44
      Berry Petroleum, Cl A                  700           42
      Devon Energy                         1,148           69
      Energy Partners*                       500           13
      Houston Exploration*                   400           21
      Meridian Resource*                   3,915           18
      Newfield Exploration*                1,200           54
      Noble Energy                            20            1
      Penn Virginia                          550           30
      Pogo Producing                          30            2
      Southwestern Energy*                   240           17
      Stone Energy*                          880           40
      Unit*                                  500           26
                                                  ------------
                                                          377
      OIL COMPANIES-INTEGRATED -- 3.7%
      Amerada Hess                           600           75
      BJ Services                          1,910           66
      BP ADR                               2,237          149
      Chevron                              1,847          105
      China Petroleum & Chemical
         ADR                               1,200           48
      ConocoPhillips                       5,034          329
      Exxon Mobil                          2,752          155
      LUKOIL ADR*                          1,300           72
      Marathon Oil                         1,026           62
      Occidental Petroleum                 2,563          202
      Petroleo Brasileiro ADR                800           51
      Schlumberger                           320           29
      Tidewater                              230           11
      Weatherford International*              30            2
                                                  ------------
                                                        1,356
      OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
      Cooper Cameron*                        900           66
      Gulf Island Fabrication                500           13
      Maverick Tube*                         700           22
      National Oilwell Varco*                400           25
                                                  ------------
                                                          126
      OIL REFINING & MARKETING -- 0.3%
      Frontier Oil                         1,900           70
      Giant*                                 700           40
                                                  ------------
                                                          110
      OIL-FIELD SERVICES -- 0.4%
      Cal Dive International*                540           33
      Core Laboratories*                   1,405           45
      W-H Energy Services*                 1,705           52
                                                  ------------
                                                          130
      PIPELINES -- 0.6%
      China Gas Holdings ADR*                500           40

3                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      PIPELINES -- CONTINUED
      El Paso                              1,735  $        20
      National Fuel Gas                    2,050           62
      Questar                                850           67
      Williams                               710           16
                                                  ------------
                                                          205
                                                  ------------
    Total Energy (Cost $ 2,424)                         2,715
                                                  ------------
    FINANCIAL -- 19.3%
      COMMERCIAL BANKS NON-US -- 0.6%
      Akbank TAS ADR*                      2,800           35
      Bank Hapoalim GDR                    1,700           32
      Kookmin Bank ADR                     2,600          152
                                                  ------------
                                                          219
      COMMERCIAL BANKS-CENTRAL US -- 0.1%
      Texas Regional
         Bancshares, Cl A                    500           15
      Wintrust Financial                     450           24
                                                  ------------
                                                           39
      COMMERCIAL BANKS-EASTERN US -- 0.2%
      Commerce Bancorp                     1,805           55
      Signature Bank*                        965           28
                                                  ------------
                                                           83
      COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                   3,500           85
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 0.2%
      CVB Financial                        1,137           23
      Hanmi Financial                      1,200           22
      UCBH Holdings                        1,790           31
                                                  ------------
                                                           76
      FINANCE-CONSUMER LOANS -- 1.1%
      Asta Funding                           800           22
      Collegiate Funding Services
         LLC*                              6,695           98
      Portfolio Recovery
      Associates*                            865           34
      SLM                                  4,143          230
      World Acceptance*                      800           22
                                                  ------------
                                                          406
      FINANCE-CREDIT CARD -- 0.7%
      Capital One Financial                1,216           93
      MBNA                                 6,029          154
      Metris*                              1,150           17
                                                  ------------
                                                          264
      FINANCE-INVESTMENT BANKER/BROKER -- 0.9%
      Citigroup                            3,514          161
      Goldman Sachs Group                    810          102
      Merrill Lynch                          875           57
                                                  ------------
                                                          320
      FINANCE-MORTGAGE LOAN/BANKER -- 0.3%
      Countrywide Financial                3,408          108
                                                  ------------
      FINANCE-OTHER SERVICES -- 0.4%
      Asset Acceptance Capital*            2,185           58

DESCRIPTION                            SHARES      VALUE (000)
      FINANCE-OTHER SERVICES -- CONTINUED
      Chicago Mercantile Exchange
         Holdings                             90  $        33
      GFI Group*                             195            9
      MarketAxess Holdings*                4,215           52
                                                  ------------
                                                          152
      FINANCIAL GUARANTEE INSURANCE -- 0.3%
      AMBAC Financial Group                  200           14
      MGIC Investment                      1,344           80
                                                  ------------
                                                           94
      INSURANCE BROKERS -- 0.4%
      Brown & Brown                        1,500           82
      Hilb Rogal & Hobbs                     750           28
      USI Holdings*                        3,985           52
                                                  ------------
                                                          162
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
      Affiliated Managers Group*             580           45
      Federated Investors, Cl B              375           13
      Legg Mason                             180           19
                                                  ------------
                                                           77
      LIFE/HEALTH INSURANCE -- 1.1%
      Ceres Group*                         1,100            6
      China Life Insurance ADR*            1,000           29
      Cigna                                2,199          255
      KMG America*                         7,615           66
      Prudential Financial                   547           40
      UnumProvident                        1,440           29
                                                  ------------
                                                          425
      MULTI-LINE INSURANCE -- 1.8%
      ACE                                    447           23
      Allstate                             2,725          144
      American International Group           200           13
      Assurant                                95            4
      Hanover Insurance*                     990           38
      Hartford Financial Services
         Group                             1,403          112
      HCC Insurance Holdings                 400           12
      Loews                                1,081          100
      Metlife                              1,273           63
      XL Capital, Cl A                     2,456          157
                                                  ------------
                                                          666
      PROPERTY/CASUALTY INSURANCE -- 1.1%
      EMC Insurance Group                  2,545           47
      Fidelity National Financial            345           13
      Fidelity National Title
        Group                                 55            1
      Fpic Insurance Group*                  600           23
      Philadelphia Consolidated
         Holding*                            450           43
      PMA Capital, Cl A*                   1,600           14
      Safeco                               1,450           81
      Selective Insurance Group              750           41
      St. Paul Travelers                   1,123           51
      WR Berkley                           1,700           74
                                                  ------------
                                                          388
      REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
      CB Richard Ellis Group, Cl
      A*                                   2,185          107
      Jones Lang LaSalle*                    550           27

4                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      REAL ESTATE MANAGEMENT/SERVICES -- CONTINUED
      Trammell Crow*                       1,325  $        34
                                                  ------------
                                                          168
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.2%
      Brookfield Properties                2,424           71
      St. Joe                                 95            6
                                                  ------------
                                                           77
      REINSURANCE -- 0.7%
      Aspen Insurance Holdings             1,395           34
      Axis Capital Holdings                  745           19
      Endurance Specialty Holdings           800           27
      Odyssey Re Holdings                    760           19
      PartnerRe                            1,150           73
      PXRE Group                           3,440           37
      RenaissanceRe Holdings               1,450           55
                                                  ------------
                                                          264
      REITS-APARTMENTS -- 0.9%
      Archstone-Smith Trust                1,692           69
      AvalonBay Communities                  738           64
      Camden Property Trust                  971           55
      Equity Residential                   2,754          108
      GMH Communities Trust*               2,210           33
      Home Properties                        476           18
                                                  ------------
                                                          347
      REITS-DIVERSIFIED -- 0.3%
      Correctional Properties
      Trust                                  400           11
      Digital Realty Trust                 1,975           38
      Spirit Finance*                      2,478           28
      Washington Real Estate
         Investment Trust                    725           22
                                                  ------------
                                                           99
      REITS-HEALTH CARE -- 0.1%
      Omega Healthcare Investors           1,200           15
      Ventas                               1,220           37
                                                  ------------
                                                           52
      REITS-HOTELS -- 0.9%
      Ashford Hospitality Trust            4,840           51
      DiamondRock Hospitality              3,690           41
      Highland Hospitality                 1,802           19
      Hilton Hotels                        1,851           36
      Host Marriott                        1,165           20
      LaSalle Hotel Properties             1,791           63
      MeriStar Hospitality*               11,810          102
                                                  ------------
                                                          332
      REITS-MANUFACTURED HOMES -- 0.1%
      Equity Lifestyle Properties            499           21
                                                  ------------
      REITS-MORTGAGE -- 0.2%
      HomeBanc                            10,150           73
                                                  ------------
      REITS-OFFICE PROPERTY -- 1.6%
      Alexandria Real Estate
      Equities                               461           37
      American Financial Realty
      Trust                                1,500           18
      BioMed Realty Trust*                 1,428           36
      Boston Properties                    2,308          160
      Capital Automotive                     763           30

DESCRIPTION                            SHARES      VALUE (000)
      REITS-OFFICE PROPERTY -- CONTINUED
      Corporate Office Properties
         Trust                               600  $        21
      Glenborough Realty Trust               956           18
      Kilroy Realty                          400           22
      Liberty Property Trust               1,300           54
      Mack-Cali Realty                       853           36
      Parkway Properties                     849           40
      Trizec Properties                      850           19
      Vornado Realty Trust                 1,145           93
                                                  ------------
                                                          584
      REITS-REGIONAL MALLS -- 0.9%
      CBL & Associates Properties          2,088           78
      General Growth Properties            1,613           69
      Simon Property Group                 2,448          175
                                                  ------------
                                                          322
      REITS-SHOPPING CENTERS -- 0.7%
      Acadia Realty Trust                    130            3
      Equity One                             997           23
      Kimco Realty                         1,813           54
      Pan Pacific Retail
      Properties                           1,009           64
      Realty Income                          469           11
      Regency Centers                        940           52
      Tanger Factory Outlet
      Centers                                888           24
      Weingarten Realty Investors            797           28
                                                  ------------
                                                          259
      REITS-STORAGE -- 0.3%
      Public Storage                       1,264           84
      Sovran Self Storage                    197            9
      U-Store-It Trust*                      819           17
                                                  ------------
                                                          110
      REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
      AMB Property                           635           28
      EastGroup Properties                   665           29
                                                  ------------
                                                           57
      S&L/THRIFTS-CENTRAL US -- 0.1%
      Franklin Bank*                       1,360           23
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.2%
      NewAlliance Bancshares               3,895           56
      WSFS Financial                         200           13
                                                  ------------
                                                           69
      S&L/THRIFTS-SOUTHERN US -- 0.0%
      BankAtlantic Bancorp, Cl A             755           11
                                                  ------------
      S&L/THRIFTS-WESTERN US -- 0.5%
      Washington Federal                   3,025           69
      Washington Mutual                    3,222          128
                                                  ------------
                                                          197
      SUPER-REGIONAL BANKS-US -- 1.3%
      Bank of America                      3,603          157
      Wachovia                             2,450          124
      Wells Fargo                          3,582          216
                                                  ------------
                                                          497
                                                  ------------
    Total Financial (Cost $ 6,780)                      7,126
                                                  ------------

5                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
    HEALTH CARE -- 9.9%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                               1,000  $        25
      Gen-Probe*                             320           13
                                                  ------------
                                                           38
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                              300           19
      ICU Medical*                           690           24
                                                  ------------
                                                           43
      MEDICAL INSTRUMENTS -- 0.8%
      Boston Scientific*                     720           18
      Guidant                                512           32
      Medtronic                              530           30
      St. Jude Medical*                    3,110          150
      Symmetry Medical*                    2,285           51
                                                  ------------
                                                          281
      MEDICAL LABS & TESTING SERVICES -- 0.2%
      Covance*                             1,500           73
                                                  ------------
      MEDICAL PRODUCTS -- 1.7%
      Baxter International                 3,098          119
      Becton Dickinson                       360           18
      Biomet                                 480           17
      China Medical Technologies
         ADR*                              1,200           26
      Cooper                                 180           12
      Henry Schein*                           95            4
      Johnson & Johnson                    5,388          337
      Stryker                                350           14
      Varian Medical Systems*                250           11
      Zimmer Holdings*                     1,140           73
                                                  ------------
                                                          631
      MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
      Affymetrix*                            270           12
      Amgen*                                 530           40
      Applera Corp - Celera
         Genomics Group*                   4,495           53
      Charles River Laboratories
         International*                      250           11
      Enzon Pharmaceuticals*               3,500           24
      Genentech*                           1,370          124
      Genzyme*                             1,020           74
      Georgia Gulf                           500           15
      Protein Design Labs*                   806           23
                                                  ------------
                                                          376
      MEDICAL-DRUGS -- 1.4%
      Abbott Laboratories                    360           16
      Angiotech Pharmaceuticals*           5,810           78
      Bristol-Myers Squibb                 3,781           80
      Pfizer                               8,642          188
      Schering-Plough                      5,014          102
      Wyeth                                1,197           53
                                                  ------------
                                                          517
      MEDICAL-GENERIC DRUGS -- 0.6%
      Barr Pharmaceuticals*                  165            9
      Perrigo                              4,220           56
      Teva Pharmaceutical ADR              3,000          114
      Watson Pharmaceuticals*                190            7

DESCRIPTION                            SHARES      VALUE (000)

      MEDICAL-GENERIC DRUGS -- CONTINUED
      Zentiva GDR                            600  $        27
                                                  ------------
                                                          213
      MEDICAL-HMO -- 1.9%
      Aetna                                  858           76
      Coventry Health Care*                  850           46
      Humana*                                647           29
      Pacificare Health Systems*             130           10
      Sierra Health Services*                450           34
      UnitedHealth Group                   3,884          225
      WellPoint*                           3,542          264
                                                  ------------
                                                          684
      MEDICAL-HOSPITALS -- 0.2%
      Community Health Systems*            1,700           63
                                                  ------------
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                    780           32
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Amedisys*                              850           33
      Lincare Holdings*                      540           22
                                                  ------------
                                                           55
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.5%
      AmerisourceBergen                    1,100           84
      Cardinal Health                      1,893          118
                                                  ------------
                                                          202
      OPTICAL SUPPLIES -- 0.4%
      Alcon                                1,060          141
                                                  ------------
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                           904           47
                                                  ------------
      RESPIRATORY PRODUCTS -- 0.2%
      Resmed*                                490           19
      Respironics*                         1,200           43
                                                  ------------
                                                           62
      THERAPEUTICS -- 0.4%
      CV Therapeutics*                       750           19
      Gilead Sciences*                     2,440          115
      QLT*                                 4,450           32
                                                  ------------
                                                          166
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                          1,620           42
                                                  ------------
    Total Health Care (Cost $ 3,476)                    3,666
                                                  ------------
    INDUSTRIAL -- 6.9%
      AEROSPACE/DEFENSE -- 0.7%
      Armor Holdings*                      1,105           49
      Curtiss-Wright                         400           23
      Lockheed Martin                      1,582           96
      Rockwell Collins                       740           34
      Teledyne Technologies*               1,350           48
                                                  ------------
                                                          250
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
      Alliant Techsystems*                   980           69
      BE Aerospace*                        1,360           24

6                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      AEROSPACE/DEFENSE-EQUIPMENT -- CONTINUED
      DRS Technologies*                      400  $        20
                                                  ------------
                                                          113
      BATTERIES/BATTERY SYSTEMS -- 0.2%
      Greatbatch*                          3,455           90
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
      Insituform Technologies, Cl A*       2,265           41
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.5%
      Lafarge North America                1,150           69
      Martin Marietta Materials            1,050           83
      Texas Industries                       400           20
                                                  ------------
                                                          172
      BUILDING-HEAVY CONSTRUCTION -- 0.3%
      Chicago Bridge & Iron                1,800           40
      Granite Construction                   700           24
      Washington Group
         International*                      610           30
                                                  ------------
                                                           94
      CONTAINERS-PAPER/PLASTIC -- 0.2%
      Sealed Air*                          1,150           58
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
      Brink's                              1,015           40
      Dover                                  390           15
      ESCO Technologies*                     400           17
      General Electric                     1,110           38
      Honeywell International              1,483           51
      Illinois Tool Works                    629           53
      ITT Industries                         530           54
      Trinity Industries                     240            9
      Tyco International                   1,967           52
                                                  ------------
                                                          329
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.6%
      Emerson Electric                     1,737          121
      Samsung Electronics GDR 144A           390          104
                                                  ------------
                                                          225
      ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
      Flir Systems*                        1,500           31
                                                  ------------
      ELECTRONICS-MILITARY -- 0.2%
      EDO                                  1,180           34
      Engineered Support Systems             775           31
      L-3 Communications Holdings            180           14
                                                  ------------
                                                           79
      ENGINEERING/R&D SERVICES -- 0.1%
      Shaw Group*                          1,995           53
                                                  ------------
      FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                                900           25
                                                  ------------
      GOLD MINING -- 0.4%
      AngloGold Ashanti ADR                1,800           70
      Goldcorp                             3,500           70
      Royal Gold                             700           16
                                                  ------------
                                                          156

DESCRIPTION                            SHARES      VALUE (000)
      HAZARDOUS WASTE DISPOSAL -- 0.1%
      American Ecology                     1,040  $        17
      Stericycle*                            190           11
                                                  ------------
                                                           28
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                  1,220           10
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                    330           18
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera Corp - Applied
         Biosystems Group                    380            9
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 0.4%
      Caterpillar                          1,434           75
      Terex*                               1,500           83
                                                  ------------
                                                          158
      MACHINERY-FARM -- 0.2%
      AGCO*                                1,050           17
      CNH Global                           3,200           60
                                                  ------------
                                                           77
      MACHINERY-GENERAL INDUSTRY -- 0.2%
      Wabtec                               2,245           61
                                                  ------------
      MACHINERY-PRINT TRADE -- 0.1%
      Zebra Technologies, Cl A*              440           19
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 0.0%
      Precision Castparts                    370           18
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
      WCA Waste*                           7,100           63
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
      American Power Conversion            5,750          123
                                                  ------------
      TOOLS-HAND HELD -- 0.3%
      Stanley Works                        2,158          103
                                                  ------------
      TRANSPORT-EQUIPMENT & LEASING -- 0.3%
      GATX                                 2,580           96
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       3,130           51
                                                  ------------
    Total Industrial (Cost $ 2,434)                     2,550
                                                  ------------
    SERVICES -- 3.1%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                   1,175           12
                                                  ------------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                          270           22
                                                  ------------
      COMMERCIAL SERVICES -- 0.2%
      Alliance Data Systems*                 450           16
      ChoicePoint*                           535           23
      Quanta Services*                     1,740           20
                                                  ------------
                                                           59

7                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      COMMERCIAL SERVICES-FINANCE -- 0.4%
      H&R Block                            2,613  $        65
      Moody's                                370           20
      Paychex                                590           23
      Wright Express*                      2,560           55
                                                  ------------
                                                          163
      COMPUTER SERVICES -- 0.7%
      Cognizant Technology
         Solutions, Cl A*                  3,620          159
      DST Systems*                           295           17
      Manhattan Associates*                2,025           45
      Perot Systems*                       1,550           21
                                                  ------------
                                                          242
      E-COMMERCE/SERVICES -- 0.2%
      eBay*                                1,510           60
      Monster Worldwide*                     750           24
                                                  ------------
                                                           84
      ELECTRIC-INTEGRATED -- 0.1%
      El Paso Electric*                    1,000           22
                                                  ------------
      HUMAN RESOURCES -- 0.1%
      Hewitt, Cl A*                          670           18
      Medical Staffing Network
         Holdings*                         6,040           31
                                                  ------------
                                                           49
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Aaron Rents                          1,600           31
      Dollar Thrifty Automotive
      Group*                                 550           21
                                                  ------------
                                                           52
      RESEARCH & DEVELOPMENT -- 0.2%
      Kendle International*                  900           22
      PRA International*                   2,075           55
                                                  ------------
                                                           77
      SCHOOLS -- 0.3%
      Apollo Group, Cl A*                  1,230           77
      Education Management*                  540           17
                                                  ------------
                                                           94
      TELEPHONE-INTEGRATED -- 0.7%
      AT&T                                   205            4
      Sprint Nextel                        2,405           56
      Tele Norte Leste
         Participacoes ADR                 2,000           36
      Telefonos de Mexico SA de
         CV ADR, Cl A                      1,600           32
      Valor Communications Group*          4,740           60
      Verizon Communications               2,331           74
                                                  ------------
                                                          262
                                                  ------------
    Total Services (Cost $ 1,131)                       1,138
                                                  ------------
    TECHNOLOGY -- 10.6%
      APPLICATIONS SOFTWARE -- 0.7%
      Citrix Systems*                        655           18
      Infosys Technologies ADR               620           42
      Intuit*                                340           16
      Microsoft                            2,826           73

DESCRIPTION                            SHARES      VALUE (000)
      APPLICATIONS SOFTWARE -- CONTINUED
      Quest Software*                      1,520  $        21
      Satyam Computer Services ADR         3,000          102
                                                  ------------
                                                          272
      B2B/E-COMMERCE -- 0.1%
      webMethods*                          3,330           23
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.3%
      Mobile Telesystems ADR               1,300           48
      Nextel Partners, Cl A*                 390           10
      NII Holdings*                          424           35
                                                  ------------
                                                           93
      COMPUTER AIDED DESIGN -- 0.3%
      Ansys*                                 850           32
      Autodesk                             1,040           47
      Parametric Technology*               4,740           31
                                                  ------------
                                                          110
      COMPUTERS -- 1.0%
      Apple Computer*                      2,210          127
      Dell*                                  290            9
      Hewlett-Packard                      2,896           81
      International Business
      Machines                             1,469          121
      Research In Motion*                    300           19
                                                  ------------
                                                          357
      COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      MTS Systems                          1,150           46
      NCR*                                   111            3
                                                  ------------
                                                           49
      COMPUTERS-MEMORY DEVICES -- 0.1%
      EMC*                                 1,880           26
      Maxtor*                              3,210           11
      Network Appliance*                     473           13
                                                  ------------
                                                           50
      COMPUTERS-VOICE RECOGNITION -- 0.1%
      Talx                                   650           26
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 0.3%
      Dun & Bradstreet*                      210           13
      MoneyGram International*             3,230           79
      NAVTEQ*                                440           17
      SEI Investments                        360           14
                                                  ------------
                                                          123
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                370           14
      NetIQ*                               1,970           24
      SPSS*                                  500           11
                                                  ------------
                                                           49
      E-SERVICES/CONSULTING -- 0.1%
      Digital Insight*                       800           24
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.6%
      CTS                                    215            2
      Flextronics International*           1,470           14
      Gentex                                 390            7
      Hon Hai Precision GDR 144A           8,096           70

8                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- CONTINUED
      Jabil Circuit*                         324  $        10
      LG.Philips LCD ADR*                  3,900           74
      NAM TAI Electronics                    800           18
      Submarino GDR* 144A                    500           14
                                                  ------------
                                                          209
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.6%
      Advanced Micro Devices*              2,300           53
      ATI Technologies*                    1,020           15
      Broadcom, Cl A*                      2,520          107
      Fairchild Semiconductor
         International*                      500            8
      Freescale Semiconductor*               455           11
      Integrated Silicon
      Solutions*                           3,315           26
      Intel                                6,817          160
      Intersil, Cl A                         245            5
      MEMC Electronic Materials*           2,600           47
      Nvidia*                                700           23
      Omnivision Technologies*             1,620           21
      QLogic*                              1,450           44
      Texas Instruments                    1,260           36
      Xilinx                                 370            9
      Zoran*                               1,325           19
                                                  ------------
                                                          584
      ELECTRONIC DESIGN AUTOMATION -- 0.0%
      Cadence Design Systems*                640           10
                                                  ------------
      ELECTRONIC FORMS -- 0.1%
      Adobe Systems                        1,410           46
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES -- 0.6%
      Informatica*                         4,680           56
      MicroStrategy, Cl A*                   130            9
      SAP ADR                              1,920           82
      SSA Global Technologies*             1,510           24
      Sybase*                              2,300           51
                                                  ------------
                                                          222
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.1%
      Fargo Electronics*                   1,350           26
                                                  ------------
      INTERNET APPLICATION SOFTWARE -- 0.1%
      Verity*                              3,940           39
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
      Avocent*                               655           20
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      Radware*                             2,400           44
                                                  ------------
      INTERNET SECURITY -- 0.4%
      McAfee*                              1,700           51
      Symantec*                            4,338          104
                                                  ------------
                                                          155
      NETWORKING PRODUCTS -- 0.3%
      Cisco Systems*                       1,820           32
      Foundry Networks*                    4,470           53
      Juniper Networks*                      820           19
                                                  ------------
                                                          104

DESCRIPTION                            SHARES      VALUE (000)
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Xerox*                               1,280  $        17
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
      Marvell Technology Group*              780           36
      Maxim Integrated Products              310           11
      Standard Microsystems*               1,005           28
      Taiwan Semiconductor
         Manufacturing ADR                 5,760           47
      United Microelectronics ADR          6,617           19
                                                  ------------
                                                          141
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     620           10
                                                  ------------
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                    7,510           38
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT -- 0.1%
      Comtech Telecommunications*            525           20
      Comverse Technology*                   637           16
      Scientific-Atlanta                     310           11
                                                  ------------
                                                           47
      TELECOMMUNICATIONS SERVICES -- 0.6%
      AFK Sistema GDR 144A                 1,500           31
      Amdocs*                              3,985          106
      Iowa Telecommunications
         Services*                         2,995           49
      Telekomunikasi Indonesia ADR           800           16
                                                  ------------
                                                          202
      TELEPHONE-INTEGRATED -- 0.2%
      Philippine Long Distance
         Telephone                         2,200           66
                                                  ------------
      TRANSACTIONAL SOFTWARE -- 0.0%
      Transaction Systems
      Architects*                            550           15
                                                  ------------
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                            534           24
                                                  ------------
      WEB PORTALS/ISP -- 1.1%
      Google, Cl A*                          479          178
      Yahoo!*                              6,001          222
                                                  ------------
                                                          400
      WIRELESS EQUIPMENT -- 0.8%
      Motorola                             1,932           43
      Nokia ADR                            9,078          153
      Qualcomm                             2,570          102
                                                  ------------
                                                          298
                                                  ------------
    Total Technology (Cost $ 3,611)                     3,893
                                                  ------------
    TRANSPORTATION -- 1.6%
      AIRLINES -- 0.1%
      Skywest                                480           14
      Southwest Airlines                     910           15
                                                  ------------
                                                           29
      TRANSPORT-AIR FREIGHT -- 0.0%
      EGL*                                    10           --
                                                  ------------

9                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      TRANSPORT-MARINE -- 0.4%
      CP Ships                             1,095  $        23
      General Maritime*                      850           32
      Kirby*                                 400           21
      Overseas Shipholding Group           1,150           55
                                                  ------------
                                                          131
      TRANSPORT-RAIL -- 0.8%
      Burlington Northern Santa Fe         1,952          121
      Canadian Pacific Railway             1,700           70
      CSX                                  1,200           55
      Norfolk Southern                       912           37
                                                  ------------
                                                          283
      TRANSPORT-SERVICES -- 0.1%
      Offshore Logistics*                    850           29
      United Parcel Service, Cl B            282           20
                                                  ------------
                                                           49
      TRANSPORT-TRUCK -- 0.3%
      Celadon Group*                         800           18
      CNF                                    195           11
      JB Hunt Transport Services           4,100           80
                                                  ------------
                                                          109
                                                  ------------
    Total Transportation (Cost $ 563)                     601
                                                  ------------
    UTILITIES -- 2.1%
      ELECTRIC-GENERATION -- 0.1%
      AES*                                 3,202           51
                                                  ------------
      ELECTRIC-INTEGRATED -- 1.2%
      Alliant Energy                         230            6
      Duke Energy                          3,554           94
      Edison International                   173            8
      Entergy                              2,050          145
      MGE Energy                             295           10
      OGE Energy                           2,900           75
      Pike Electric*                         580           11
      Public Service Enterprise
      Group                                  285           18
      TXU                                    777           78
                                                  ------------
                                                          445
      ENERGY-ALTERNATE SOURCES -- 0.0%
      Headwaters*                            550           17
                                                  ------------
      GAS-DISTRIBUTION -- 0.3%
      Energen                              2,400           90
      UGI                                  1,300           31
                                                  ------------
                                                          121
      INDEPENDENT POWER PRODUCER -- 0.1%
      Reliant Energy*                      1,490           19
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.4%
      American Electric Power              2,182           83
      Delta Electronics GDR                6,200           52
                                                  ------------
                                                          135
                                                  ------------
    Total Utilities (Cost $ 761)                          788
                                                  ------------
Total Common Stock (Cost $26,820)                      28,101
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)

FOREIGN COMMON STOCK -- 20.3%
    AUSTRALIA -- 2.0%
      Australia & New Zealand
         Banking Group                     4,950  $        87
      Babcock & Brown                      9,515          119
      BHP Billiton                         2,364           37
      BlueScope Steel                        340            2
      Commander Communications*            3,400            6
      Leighton Holdings                    8,980          103
      QBE Insurance Group                 16,972          227
      Rio Tinto                              410           17
      Santos                               5,404           44
      Sonic Healthcare*                    4,932           54
      Telstra                                900            3
      Westpac Banking                      2,390           37
                                                  ------------
    Total Australia                                       736
                                                  ------------
    AUSTRIA -- 0.2%
      Andritz*                               300           27
      OMV*                                   480           26
      Voestalpine                            200           17
                                                  ------------
    Total Austria                                          70
                                                  ------------
    BELGIUM -- 0.5%
      Belgacom                               170            6
      Dexia                                1,832           40
      Euronav*                                40            1
      Fortis*                              2,685           76
      KBC Groep                              735           60
                                                  ------------
    Total Belgium                                         183
                                                  ------------
    BRAZIL -- 0.0%
      Empresa Brasileira de
         Aeronautica                         400           16
                                                  ------------
    CANADA -- 0.8%
      Algoma Steel Incorporated*             490           10
      Canadian Natural Resources           1,600           65
      EnCana*                              2,000           91
      Penn West Energy Trust*                600           16
      Petro-Canada*                          200            7
      Talisman Energy*                       300           13
      Teck Cominco, Cl B                   1,200           51
      TELUS*                               1,400           53
                                                  ------------
    Total Canada                                          306
                                                  ------------
    DENMARK -- 0.2%
      Jyske Bank*                          1,400           70
                                                  ------------
    FINLAND -- 0.1%
      Elisa*                                 300            5
      Rautaruukki*                           600           12
                                                  ------------
    Total Finland                                          17
                                                  ------------
    FRANCE -- 1.0%
      Assurances Generales de
         France*                              50            5
      BNP Paribas                          1,515          115
      Business Objects*                       50            2
      France Telecom                         580           15
      Neopost*                               235           22
      Societe Generale*                      400           46


10                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
    FRANCE -- CONTINUED
      Total                                  443  $       111
      Ubisoft Entertainment*                 350           16
      Vivendi Universal*                   1,147           36
                                                  ------------
    Total France                                          368
                                                  ------------
    GERMANY -- 2.2%
      Adidas-Salomon                         180           30
      Allianz*                             1,790          253
      AMB Generali Holding*                  312           28
      BASF*                                1,114           80
      Continental*                         1,430          109
      Deutsche Boerse*                     2,503          236
      E.ON*                                  112           10
      Freenet.de*                            408            9
      MAN*                                    35            2
      Mobilcom*                              709           15
      Schering*                              604           37
                                                  ------------
    Total Germany                                         809
                                                  ------------
    HONG KONG -- 0.4%
      Orient Overseas
      International*                       5,000           16
      Solomon Systech*                   156,000           57
      Television Broadcasts                7,000           39
      Vtech Holdings*                      8,000           34
                                                  ------------
    Total Hong Kong                                       146
                                                  ------------
    ITALY -- 0.8%
      Banca Intesa*                        9,600           45
      Banche Popolari Unite Scrl           1,557           33
      Capitalia                            6,800           36
      ENI                                  6,965          186
                                                  ------------
    Total Italy                                           300
                                                  ------------
    JAPAN -- 4.6%
      Abilit                                 500           15
      Advantest                            2,000          145
      Bosch Auto Systems*                  3,000           16
      Chubu Electric Power                   400           10
      Fujitsu General*                     4,000           12
      Honda Motor                          2,800          156
      KDDI*                                   41          235
      Komatsu                              1,000           13
      Mitsubishi                          12,600          245
      Mitsui OSK Lines                     9,000           64
      Mizuho Financial                        30          200
      Nippon Steel                        34,600          124
      Nippon Yusen KK                     17,000          103
      Point*                                 100            6
      Santen Pharmaceutical*                 425           11
      Teijin                              26,000          155
      Yamaha Motor                         9,300          200
                                                  ------------
    Total Japan                                         1,710
                                                  ------------
    LUXEMBOURG -- 0.1%
      Arcelor*                             1,622           38
                                                  ------------
    NETHERLANDS -- 0.3%
      Aegon*                               3,264           49
      ING Groep                            1,950           56
      Randstad Holdings*                     398           16
                                                  ------------
    Total Netherlands                                     121
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
    NEW ZEALAND -- 0.5%
      Fletcher Building                   29,566  $       163
      Telecom Corp of New Zealand          3,306           13
                                                  ------------
    Total New Zealand                                     176
                                                  ------------
    NORWAY -- 0.6%
      Norsk Hydro                            820           81
      Statoil*                             5,660          126
                                                  ------------
    Total Norway                                          207
                                                  ------------
    PORTUGAL -- 0.2%
      Banco Comercial Portugues*          20,000           51
      Energias de Portugal*                3,700           10
                                                  ------------
    Total Portugal                                         61
                                                  ------------
    SPAIN -- 1.3%
      Banco Santander Central
         Hispano                          18,193          232
      Gestevision Telecinco*               1,000           22
      Repsol YPF*                          6,433          191
      Telefonica*                          1,508           24
                                                  ------------
    Total Spain                                           469
                                                  ------------
    SWITZERLAND -- 0.5%
      Credit Suisse Group*                 1,720           76
      Xstrata*                             1,400           32
      Zurich Financial Service*              470           80
                                                  ------------
    Total Switzerland                                     188
                                                  ------------
    UNITED KINGDOM -- 4.0%
      Alliance Unichem                     2,000           27
      Antofagasta*                         7,763          199
      Ashtead*                            15,545           39
      AstraZeneca                          1,632           73
      Aviva                                  600            7
      Barclays                               800            8
      BHP Billiton                         3,770           55
      British American Tobacco             4,400           97
      HBOS                                 3,600           53
      HSBC Holdings                       12,110          190
      IMI                                  7,206           54
      International Power                 14,600           60
      Kelda                                1,200           15
      Lloyds TSB                           7,400           60
      Michael Page International*         11,114           45
      National Express*                      800           12
      Neteller*                            4,431           54
      Premier Foods*                       2,100           11
      Royal Bank of Scotland               2,345           65
      Royal Dutch Shell, Cl A*             2,384           78
      Royal Dutch Shell, Cl B*               400           12
      SABMiller                            3,000           57
      Scottish & Southern Energy           2,400           42
      Scottish Power                         500            5
      Shire Pharmaceuticals*                 900           11
      Standard Chartered*                  2,189           46
      Tesco                                  258            1
      Vodafone                            39,100          103
                                                  ------------
    Total United Kingdom                                1,479
                                                  ------------
Total Foreign Common Stock (Cost $6,948)                7,470
                                                  ------------

11                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
October 31, 2005 (Unaudited)


                                    SHARES/FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)

INVESTMENT COMPANY -- 0.0%
      INDEX FUND-MID CAP -- 0.0%
      Midcap SPDR Trust Series 1*            100  $        13
                                                  ------------
Total Investment Company (Cost $13)                        13
                                                  ------------

REPURCHASE AGREEMENT -- 3.4%
  Deutsche Bank 4.010%, dated
    10/31/05, to be repurchased
    on 11/01/05, repurchase price
    $1,247,425 (collateralized by
    various U.S. Government
    obligations, par values
    ranging from $600,000 to
    $695,000, 4.270% to 4.500%,
    1/17/12 to 11/15/12; total
    market value $1,275,042)(A)           $1,247        1,247
                                                  ------------
Total Repurchase Agreement (Cost $1,247)                1,247
                                                  ------------

Total Investments 99.9% +
  (Cost $35,028)                                       36,831
                                                  ------------

Other Assets and Liabilities, Net 0.1%                     20
                                                  ------------

Total Net Assets 100.0%                           $    36,851
                                                  ============

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2005, the value of these securities amounted to approximately $219,000, representing 0.6% of net assets in the Fund.
* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
Ser -- Series
SPDR -- Standard and Poor's 500 Composite Index Depositary Receipt
Amounts designated as " --" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.
+ At October 31, 2005, the tax basis cost of the Fund's investments was $35,027,806, and the unrealized appreciation and depreciation were $2,729,043 and $(925,639) respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


12                    Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Copper Rock Emerging Growth Fund
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 94.7%
    CONSUMER CYCLICAL -- 12.8%
      CASINO HOTELS -- 2.2%
      Boyd Gaming                            825  $        34
      Station Casinos                        625           40
                                                  ------------
                                                           74
      CONSUMER PRODUCTS-MISCELLANEOUS -- 1.8%
      Central Garden and Pet*              1,400           60
                                                  ------------
      RETAIL-APPAREL/SHOE -- 1.6%
      JOS A Bank Clothiers*                1,300           53
                                                  ------------
      RETAIL-DISCOUNT -- 0.6%
      Citi Trends*                           750           21
                                                  ------------
      RETAIL-RESTAURANTS -- 2.8%
      Buffalo Wild Wings*                  1,100           30
      Cheesecake Factory*                    950           33
      Texas Roadhouse*                     2,050           32
                                                  ------------
                                                           95
      RETAIL-SPORTING GOODS -- 2.8%
      Golf Galaxy*                         1,300           20
      Hibbett Sporting Goods*              2,850           75
                                                  ------------
                                                           95
      STORAGE/WAREHOUSING -- 1.0%
      Mobile Mini*                           725           34
                                                  ------------
    Total Consumer Cyclical (Cost $ 441)                  432
                                                  ------------
    ENERGY -- 8.6%
      COAL -- 1.6%
      Arch Coal                              704           54
                                                  ------------
      OIL & GAS DRILLING -- 2.6%
      Patterson-UTI Energy                   829           28
      Pioneer Drilling*                    3,490           60
                                                  ------------
                                                           88
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.8%
      Cabot Oil & Gas                        495           23
      Encore Acquisition*                  1,062           36
                                                  ------------
                                                           59
      OIL-FIELD SERVICES -- 2.6%
      Tidewater                              450           21
      Trico Marine Services*               1,350           35
      W-H Energy Services*                 1,100           33
                                                  ------------
                                                           89
                                                  ------------
    Total Energy (Cost $ 267)                             290
                                                  ------------
    FINANCIAL -- 7.2%
      COMMERCIAL BANKS-EASTERN US -- 1.2%
      Signature Bank*                      1,400           41
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 1.8%
      Community Bancorp*                     925           30


DESCRIPTION                            SHARES      VALUE (000)

      COMMERCIAL BANKS-WESTERN US -- CONTINUED
      Preferred Bank*                        700  $        30
                                                  ------------
                                                           60
      INTERNET FINANCIAL SERVICES -- 1.4%
      Online Resources*                    3,900           47
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.1%
      Affiliated Managers Group*             950           73
                                                  ------------
      LIFE/HEALTH INSURANCE -- 0.7%
      Universal American
      Financial*                           1,550           23
                                                  ------------
    Total Financial (Cost $ 247)                          244
                                                  ------------
    HEALTH CARE -- 20.9%
      DRUG DELIVERY SYSTEMS -- 1.5%
      Alkermes*                            3,159           52
                                                  ------------
      MEDICAL INSTRUMENTS -- 1.8%
      Animas*                              1,450           24
      Conceptus*                           3,600           37
                                                  ------------
                                                           61
      MEDICAL LABS & TESTING SERVICES -- 1.7%
      Covance*                             1,150           56
                                                  ------------
      MEDICAL PRODUCTS -- 1.1%
      Nations Health*                      2,100           17
      NMT Medical*                         1,700           20
                                                  ------------
                                                           37
      MEDICAL-BIOMEDICAL/GENETIC -- 1.8%
      Keryx Biopharmaceuticals*            2,300           33
      Telik*                               1,950           29
                                                  ------------
                                                           62
      MEDICAL-DRUGS -- 3.3%
      Adams Respiratory
         Therapeutics*                     1,600           60
      New River Pharmaceuticals*           1,100           52
                                                  ------------
                                                          112
      MEDICAL-HMO -- 1.7%
      Sierra Health Services*                750           56
                                                  ------------
      OPTICAL SUPPLIES -- 2.9%
      Oakley*                              6,700           99
                                                  ------------
      PHYSICAL PRACTICE MANAGEMENT -- 1.3%
      American Healthways*                 1,100           45
                                                  ------------
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 2.8%
      Psychiatric Solutions*               1,700           93
                                                  ------------
      THERAPEUTICS -- 1.0%
      Abgenix*                             1,550           16
      NitroMed*                            1,050           17
                                                  ------------
                                                           33
                                                  ------------
    Total Health Care (Cost $ 701)                        706
                                                  ------------

1                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005

SCHEDULE OF INVESTMENTS


Old Mutual Copper Rock Emerging Growth Fund
October 31, 2005 (Unaudited)


DESCRIPTION                            SHARES      VALUE (000)
    INDUSTRIAL -- 3.1%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.1%
      ESCO Technologies*                   2,450  $       106
                                                  ------------
    Total Industrial (Cost $ 131)                         106
                                                  ------------
    SERVICES -- 19.0%
      COMMERCIAL SERVICES -- 1.8%
      Providence Service*                  1,950           60
                                                  ------------
      COMPUTER SERVICES -- 2.7%
      Anteon International*                  950           43
      SI International*                    1,750           50
                                                  ------------
                                                           93
      CONSULTING SERVICES -- 6.7%
      Advisory Board*                      2,500          121
      Corporate Executive Board              500           41
      Huron Consulting Group*                700           19
      LECG*                                2,050           45
                                                  ------------
                                                          226
      E-MARKETING/INFORMATION -- 0.8%
      24/7 Real Media*                     4,350           28
                                                  ------------
      HUMAN RESOURCES -- 1.5%
      Labor Ready*                         2,250           52
                                                  ------------
      RENTAL AUTO/EQUIPMENT -- 1.9%
      Aaron Rents                          1,050           21
      Mcgrath Rentcorp                     1,475           42
                                                  ------------
                                                           63
      RESEARCH & DEVELOPMENT -- 0.7%
      Senomyx*                             1,550           22
                                                  ------------
      SCHOOLS -- 2.9%
      Education Management*                1,050           33
      ITT Educational Services*            1,200           66
                                                  ------------
                                                           99
                                                  ------------
    Total Services (Cost $ 660)                           643
                                                  ------------
    TECHNOLOGY -- 23.1%
      COMMUNICATIONS SOFTWARE -- 2.0%
      Witness Systems*                     3,400           67
                                                  ------------
      COMPUTERS -- 2.8%
      Neoware Systems*                     3,000           56
      Rackable Systems*                    2,850           40
                                                  ------------
                                                           96
      COMPUTERS-INTEGRATED SYSTEMS -- 0.6%
      Radisys*                             1,300           21
                                                  ------------
      E-MARKETING/INFORMATION -- 2.2%
      aQuantive*                           2,000           43
      Valueclick*                          1,850           33
                                                  ------------
                                                           76
      E-SERVICES/CONSULTING -- 4.1%
      Digital Insight*                     2,291           68
      Websense*                              500           30

DESCRIPTION                            SHARES      VALUE (000)
      E-SERVICES/CONSULTING -- CONTINUED
      WebSideStory*                        2,400  $        42
                                                  ------------
                                                          140
      EDUCATIONAL SOFTWARE -- 0.7%
      Blackboard*                            825           23
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.6%
      Diodes*                                575           21
      Microsemi*                           1,350           31
                                                  ------------
                                                           52
      INTERNET APPLICATION SOFTWARE -- 0.6%
      Stellent*                            2,300           21
                                                  ------------
      INTERNET CONNECTIVE SERVICES -- 2.0%
      Redback Networks*                    6,250           66
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 2.3%
      Akamai Technologies*                 1,550           27
      Captiva Software*                    2,350           51
                                                  ------------
                                                           78
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
      Genesis Microchip*                     750           14
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 2.5%
      ATMI*                                1,550           42
      Teradyne*                            1,500           20
      Varian Semiconductor
         Equipment Associates*               600           23
                                                  ------------
                                                           85
      WEB HOSTING/DESIGN -- 1.3%
      eCollege.com*                        2,750           44
                                                  ------------
    Total Technology (Cost $ 722)                         783
                                                  ------------
Total Common Stock (Cost $3,169)                        3,204
                                                  ------------
    OTHER -- 3.1%
      INDEX FUND-SMALL CAP -- 3.1%
      iShares Russell 2000 Growth
         Index Fund*                       1,600          105
                                                  ------------
    Total Other (Cost $ 107)                              105
                                                  ------------

Total Investments 97.8% +
  (Cost $3,276)                                         3,309
                                                  ------------

Other Assets and Liabilities, Net 2.2%                     75
                                                  ------------

Total Net Assets 100.0%                           $     3,384
                                                  ============

* Non-income producing security.
Cost figures are shown with "000's" omitted.
+ At October 31, 2005, the tax basis cost of the Fund's investments was $3,275,650, and the unrealized appreciation and depreciation were $210,510 and $(177,899) respectively.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2                     Old Mutual Advisor Funds/Quarterly Report/October 31, 2005



Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Old Mutual Advisor Funds

                                                 /s/ David J. Bullock
By (Signature and Title)*                        -------------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer
Date:  December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                 /s/ David J. Bullock
By (Signature and Title)*                        ------------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer
Date:  December 29, 2005

                                                 /s/ Mark E. Black
By (Signature and Title)*                        ------------------------------
                                                 Mark E. Black, Treasurer and
                                                 Principal Financial Officer
Date:  December 29, 2005


* Print the name and title of each signing officer under his or her signature.